UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

1600 Summer Street, Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Item 1.	Shareholder Reports.

Annual Report

December 31, 2018

State Street S&P 500 Index V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

State Street S&P 500 Index V.I.S. Fund

Annual Report

December 31, 2018

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street S&P 500 Index V.I.S. Fund

Notes to Performance — December 31, 2018 (Unaudited)

The information provided on the performance page relates to the State Street S&P 500 Index V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The Fund is not sponsored, endorsed, sold or promoted by S&P Global Ratings (“S&P”), and S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the Fund to track general stock market performance.

The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The views expressed in this document reflect our judgement as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street S&P 500 Index V.I.S. Fund

Management’s Discussion of Fund Performance (Unaudited)

The State Street S&P 500 Index V.I.S. Fund (the “Fund”) seeks growth of capital and accumulation of income that corresponds to the investment return of the S&P 500 Index. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was -4.73%, and the Index was -4.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, futures, and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Index underperformed in Q1, rallied in Q2 and Q3, before trailing again in Q4 to end down for the year for the first time since 2015. Positive momentum from tax reform, strong earnings and macro data combined with increased M&A activity carried the Index through the third quarter. However in Q4, continued concerns about trade with China, a more hawkish Fed, geopolitical tensions, and the government shutdown concerns led to the overall negative performance of the Index last year. Health Care, Information Technology, and Consumer Discretionary were the positive drivers of Fund performance during the Reporting Period. Financials, Industrials and Energy were the main negative performance drivers in the Fund’s performance in 2018.

The Fund used futures in order to obtain desired market exposure during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corporation, Amazon.com, Inc., and Merck & Co., Inc. The top negative contributors to the Fund’s performance during the Reporting Period were AT&T Inc., General Electric Company, and Facebook, Inc. Class A.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2018	$1,000.00	$1,000.00
Ending Account Value December 31, 2018	$929.70	$1,023.59
Expenses Paid During the Period*	$1.56	$1.63

*

Expenses are equal to the Fund’s annualized expense ratio of 0.32%** (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund

Performance Summary — December 31, 2018 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2018 (as a % of Fair Value) (a)(b)

Microsoft Corp.	3.69%

Apple Inc.	3.35%

Amazon.com Inc.	2.89%

Berkshire Hathaway Inc., Class B	1.88%

Johnson & Johnson	1.63%

JPMorgan Chase & Co.	1.53%

Alphabet Inc., Class C	1.50%

Facebook Inc., Class A	1.49%

Alphabet Inc., Class A	1.47%

Exxon Mobil Corp.	1.35%

Sector Allocation as of December 31, 2018

Portfolio composition as a % of Fair Value of $160,731 (in thousands) as of December 31, 2018 (a)(b)

Average Annual Total Return for the periods ended December 31, 2018

Class 1 Shares (Inception date: 4/15/85)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street S&P 500 Index V.I.S. Fund	-4.73%	8.15%	12.79%	$33,319

S&P 500® Index	-4.38%	8.50%	13.12%	$34,304

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Performance Summary, continued — December 31, 2018 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments — December 31, 2018

	Number of Shares	Fair Value $

Common Stock - 98.8%†
Advertising - 0.1%
Omnicom Group Inc.	1,743	127,657
The Interpublic Group of Companies Inc.	2,720	56,114

		183,771

Aerospace & Defense - 2.4%
Arconic Inc.	2,788	47,006
General Dynamics Corp.	2,112	332,028
Harris Corp.	900	121,185
Huntington Ingalls Industries Inc.	300	57,093
L3 Technologies Inc.	589	102,286
Lockheed Martin Corp.	1,868	489,117
Northrop Grumman Corp.	1,297	317,635
Raytheon Co.	2,161	331,389
Textron Inc.	1,925	88,531
The Boeing Co.	3,967	1,279,357
TransDigm Group Inc. (a)	333	113,240
United Technologies Corp.	6,052	644,417

		3,923,284

Agricultural & Farm Machinery - 0.2%
Deere & Co.	2,406	358,903

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	4,324	177,154

Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc.	1,029	86,529
Expeditors International of Washington Inc.	1,399	95,258
FedEx Corp.	1,788	288,458
United Parcel Service Inc., Class B	5,340	520,810

		991,055

Airlines - 0.5%
Alaska Air Group Inc.	1,000	60,850
American Airlines Group Inc.	3,098	99,477
Delta Air Lines Inc.	4,832	241,117
Southwest Airlines Co.	3,961	184,107
United Continental Holdings Inc. (a)	1,650	138,154

		723,705

Alternative Carriers - 0.1%
CenturyLink Inc.	7,333	111,095

Aluminum - 0.0%*
Alcoa Corp. (a)	1	27

	Number of Shares	Fair Value $
Apparel Retail - 0.5%
Foot Locker Inc.	800	42,560
L Brands Inc.	1,488	38,197
Ross Stores Inc.	2,896	240,947
The Gap Inc.	1,676	43,174
The TJX Companies Inc.	9,538	426,730

		791,608

Apparel, Accessories & Luxury Goods - 0.3%
Hanesbrands Inc.	2,400	30,072
Michael Kors Holdings Ltd. (a)	1,222	46,338
PVH Corp.	669	62,183
Ralph Lauren Corp.	400	41,384
Tapestry Inc.	2,289	77,254
Under Armour Inc., Class A (a)	1,700	30,039
Under Armour Inc., Class C (a)	1,712	27,683
VF Corp.	2,502	178,493

		493,446

Application Software - 1.6%
Adobe Inc. (a)	3,709	839,124
ANSYS Inc. (a)	600	85,764
Autodesk Inc. (a)	1,648	211,949
Cadence Design Systems Inc. (a)	2,200	95,656
Citrix Systems Inc.	907	92,931
Intuit Inc.	1,987	391,141
salesforce.com Inc. (a)	5,712	782,373
Synopsys Inc. (a)	1,199	101,004
Verint Systems Inc. (a)	1	42

		2,599,984

Asset Management & Custody Banks - 0.9%
Affiliated Managers Group Inc.	400	38,976
Ameriprise Financial Inc.	1,005	104,892
BlackRock Inc.	926	363,751
Franklin Resources Inc.	2,000	59,320
Invesco Ltd.	3,250	54,405
Northern Trust Corp.	1,696	141,769
State Street Corp. (b)	2,911	183,597
T Rowe Price Group Inc.	1,740	160,637
The Bank of New York Mellon Corp.	7,066	332,596

		1,439,943

Auto Parts & Equipment - 0.1%
Aptiv PLC	2,056	126,588
BorgWarner Inc.	1,747	60,691

		187,279

Automobile Manufacturers - 0.4%
Ford Motor Co.	29,626	226,639

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

General Motors Co.	9,986	334,032

		560,671

Automotive Retail - 0.3%
Advance Auto Parts Inc.	522	82,194
AutoZone Inc. (a)	198	165,991
CarMax Inc. (a)	1,390	87,195
O’Reilly Automotive Inc. (a)	638	219,683

		555,063

Biotechnology - 2.6%
AbbVie Inc.	11,334	1,044,882
Alexion Pharmaceuticals Inc. (a)	1,701	165,609
Amgen Inc.	4,872	948,432
Biogen Inc. (a)	1,458	438,741
Celgene Corp. (a)	5,157	330,512
Gilead Sciences Inc.	9,905	619,558
Incyte Corp. (a)	1,400	89,026
Regeneron Pharmaceuticals Inc. (a)	550	205,425
Vertex Pharmaceuticals Inc. (a)	1,900	314,849

		4,157,034

Brewers - 0.0%*
Molson Coors Brewing Co., Class B	1,298	72,896

Broadcasting - 0.1%
CBS Corp., Class B	2,596	113,497
Discovery Inc., Class A (a)	1,497	37,036
Discovery Inc., Class C (a)	2,636	60,839

		211,372

Building Products - 0.3%
Allegion PLC	733	58,428
AO Smith Corp.	1,300	55,510
Fortune Brands Home & Security Inc.	1,000	37,990
Johnson Controls International PLC	7,042	208,795
Masco Corp.	2,542	74,328

		435,051

Cable & Satellite - 1.0%
Charter Communications Inc., Class A (a)	1,355	386,134
Comcast Corp., Class A	34,453	1,173,125
DISH Network Corp., Class A (a)	1,500	37,455

		1,596,714

	Number of Shares	Fair Value $
Casinos & Gaming - 0.1%
MGM Resorts International	3,500	84,910
Wynn Resorts Ltd.	751	74,281

		159,191

Commodity Chemicals - 0.1%
LyondellBasell Industries N.V., Class A	2,410	200,416

Communications Equipment - 1.1%
Arista Networks Inc. (a)	350	73,745
Cisco Systems Inc.	33,799	1,464,510
F5 Networks Inc. (a)	400	64,812
Juniper Networks Inc.	2,800	75,348
Motorola Solutions Inc.	1,244	143,110

		1,821,525

Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	1,895	100,359

Construction & Engineering - 0.1%
Fluor Corp.	1,178	37,932
Jacobs Engineering Group Inc.	850	49,691
Quanta Services Inc.	1,200	36,120

		123,743

Construction Machinery & Heavy Trucks - 0.5%
Caterpillar Inc.	4,408	560,125
Cummins Inc.	1,056	141,124
PACCAR Inc.	2,703	154,449

		855,698

Construction Materials - 0.1%
Martin Marietta Materials Inc.	500	85,935
Vulcan Materials Co.	973	96,132

		182,067

Consumer Electronics - 0.0%*
Garmin Ltd.	1,000	63,320

Consumer Finance - 0.7%
American Express Co.	5,358	510,725
Capital One Financial Corp.	3,626	274,089
Discover Financial Services	2,677	157,889
Synchrony Financial	5,358	125,699

		1,068,402

Copper - 0.1%
Freeport-McMoRan Inc.	10,498	108,234

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Data Processing & Outsourced Services - 3.4%
Alliance Data Systems Corp.	325	48,776
Automatic Data Processing Inc.	3,385	443,841
Broadridge Financial Solutions Inc.	900	86,625
Fidelity National Information Services Inc.	2,400	246,120
Fiserv Inc. (a)	3,058	224,732
FleetCor Technologies Inc. (a)	700	130,004
Global Payments Inc.	1,263	130,253
Jack Henry & Associates Inc.	600	75,912
Mastercard Inc., Class A	6,844	1,291,121
Paychex Inc.	2,534	165,090
PayPal Holdings Inc. (a)	8,892	747,728
The Western Union Co.	3,224	55,002
Total System Services Inc.	1,302	105,840
Visa Inc., Class A	13,227	1,745,170

		5,496,214

Department Stores - 0.1%
Kohl’s Corp.	1,273	84,451
Macy’s Inc.	2,334	69,506
Nordstrom Inc.	992	46,237

		200,194

Distillers & Vintners - 0.2%
Brown-Forman Corp., Class B	1,294	61,568
Constellation Brands Inc., Class A	1,279	205,689

		267,257

Distributors - 0.1%
Genuine Parts Co.	1,145	109,943
LKQ Corp. (a)	2,452	58,186

		168,129

Diversified Banks - 4.4%
Bank of America Corp.	68,726	1,693,409
Citigroup Inc.	18,317	953,583
JPMorgan Chase & Co.	25,114	2,451,629
U.S. Bancorp	11,549	527,789
Wells Fargo & Co.	31,899	1,469,906

		7,096,316

Diversified Chemicals - 0.6%
DowDuPont Inc.	17,525	937,237
Eastman Chemical Co.	1,118	81,737

		1,018,974

Diversified Support Services - 0.1%
Cintas Corp.	664	111,545

	Number of Shares	Fair Value $
Copart Inc. (a)	1,600	76,448

		187,993

Drug Retail - 0.3%
Walgreens Boots Alliance Inc.	6,013	410,868

Electric Utilities - 2.0%
Alliant Energy Corp.	1,600	67,600
American Electric Power Company Inc.	3,683	275,268
Duke Energy Corp.	5,404	466,365
Edison International	2,442	138,632
Entergy Corp.	1,253	107,846
Evergy Inc.	1,899	107,806
Eversource Energy	2,330	151,543
Exelon Corp.	7,334	330,763
FirstEnergy Corp.	3,754	140,963
NextEra Energy Inc.	3,602	626,100
PG&E Corp. (a)	3,754	89,158
Pinnacle West Capital Corp.	900	76,680
PPL Corp.	5,037	142,698
The Southern Co.	7,558	331,947
Xcel Energy Inc.	3,780	186,241

		3,239,610

Electrical Components & Equipment - 0.5%
AMETEK Inc.	1,800	121,860
Eaton Corporation PLC	3,345	229,668
Emerson Electric Co.	4,826	288,353
Rockwell Automation Inc.	919	138,291

		778,172

Electronic Components - 0.2%
Amphenol Corp., Class A	2,200	178,244
Corning Inc.	5,834	176,245

		354,489

Electronic Equipment & Instruments - 0.1%
FLIR Systems Inc.	1,100	47,894
Keysight Technologies Inc. (a)	1,400	86,912

		134,806

Electronic Manufacturing Services - 0.1%
IPG Photonics Corp. (a)	300	33,987
TE Connectivity Ltd.	2,654	200,722

		234,709

Environmental & Facilities Services - 0.3%
Republic Services Inc.	1,615	116,425
Rollins Inc.	1,200	43,320

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Waste Management Inc.	2,903	258,338

		418,083

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc.	1,685	73,315
FMC Corp.	1,122	82,983
The Mosaic Co.	2,500	73,025

		229,323

Financial Exchanges & Data - 1.0%
Cboe Global Markets Inc.	800	78,264
CME Group Inc.	2,674	503,033
Intercontinental Exchange Inc.	4,355	328,062
Moody’s Corp.	1,329	186,113
MSCI Inc.	700	103,201
Nasdaq Inc.	968	78,960
S&P Global Inc.	1,926	327,304

		1,604,937

Food Distributors - 0.1%
Sysco Corp.	3,749	234,912

Food Retail - 0.1%
The Kroger Co.	6,090	167,475

Footwear - 0.4%
NIKE Inc., Class B	9,642	714,858

General Merchandise Stores - 0.4%
Dollar General Corp.	1,900	205,352
Dollar Tree Inc. (a)	1,792	161,853
Target Corp.	3,995	264,030

		631,235

Gold - 0.1%
Newmont Mining Corp.	4,011	138,981

Health Care REITs - 0.3%
HCP Inc.	3,274	91,443
Ventas Inc.	2,629	154,033
Welltower Inc.	2,800	194,348

		439,824

Healthcare Distributors - 0.3%
AmerisourceBergen Corp.	1,261	93,818
Cardinal Health Inc.	2,268	101,153
Henry Schein Inc. (a)	1,098	86,215
McKesson Corp.	1,489	164,490

		445,676

Healthcare Equipment - 3.2%
Abbott Laboratories	13,314	963,002

	Number of Shares	Fair Value $
ABIOMED Inc. (a)	300	97,512
Baxter International Inc.	3,777	248,602
Becton Dickinson and Co.	1,983	446,809
Boston Scientific Corp. (a)	10,299	363,967
Danaher Corp.	4,700	484,664
Edwards Lifesciences Corp. (a)	1,600	245,072
Hologic Inc. (a)	1,900	78,090
IDEXX Laboratories Inc. (a)	700	130,214
Intuitive Surgical Inc. (a)	869	416,181
Medtronic PLC	10,106	919,242
ResMed Inc.	1,070	121,841
Stryker Corp.	2,281	357,547
Varian Medical Systems Inc. (a)	634	71,838
Zimmer Biomet Holdings Inc.	1,537	159,418

		5,103,999

Healthcare Facilities - 0.2%
HCA Healthcare Inc.	1,991	247,780
Universal Health Services Inc., Class B	558	65,040

		312,820

Healthcare Services - 0.9%
Cigna Corp.	2,865	544,189
CVS Health Corp.	9,622	630,433
DaVita Inc. (a)	858	44,153
Laboratory Corporation of America Holdings (a)	800	101,088
Quest Diagnostics Inc.	1,000	83,270

		1,403,133

Healthcare Supplies - 0.2%
Align Technology Inc. (a)	561	117,490
DENTSPLY SIRONA Inc.	1,532	57,006
The Cooper Companies Inc.	315	80,167

		254,663

Healthcare Technology - 0.1%
Cerner Corp. (a)	2,400	125,856

Home Building - 0.1%
D.R. Horton Inc.	2,400	83,184
Lennar Corp., Class A	2,100	82,215
PulteGroup Inc.	2,235	58,088

		223,487

Home Furnishings - 0.1%
Leggett & Platt Inc.	1,000	35,840
Mohawk Industries Inc. (a)	500	58,480

		94,320

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Home Improvement Retail - 1.3%
Lowe’s Companies Inc.	6,131	566,259
The Home Depot Inc.	8,574	1,473,185

		2,039,444

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc.	5,617	93,635

Hotels, Resorts & Cruise Lines - 0.4%
Carnival Corp.	2,900	142,970
Hilton Worldwide Holdings Inc.	2,100	150,780
Marriott International Inc., Class A	2,182	236,878
Norwegian Cruise Line Holdings Ltd. (a)	1,500	63,585
Royal Caribbean Cruises Ltd.	1,263	123,509

		717,722

Household Appliances - 0.0%*
Whirlpool Corp.	551	58,885

Household Products - 1.7%
Church & Dwight Company Inc.	1,838	120,867
Colgate-Palmolive Co.	6,453	384,083
Kimberly-Clark Corp.	2,612	297,611
The Clorox Co.	945	145,662
The Procter & Gamble Co.	18,751	1,723,592

		2,671,815

Housewares & Specialties - 0.0%*
Newell Brands Inc.	3,534	65,697

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	875	50,050

Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	3,309	674,077
Walmart Inc.	10,801	1,006,113

		1,680,190

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	5,500	79,530
NRG Energy Inc.	2,038	80,705

		160,235

Industrial Conglomerates - 1.4%
3M Co.	4,406	839,519
General Electric Co.	66,094	500,332
Honeywell International Inc.	5,591	738,683
Roper Technologies Inc.	803	214,015

		2,292,549

	Number of Shares	Fair Value $
Industrial Gases - 0.6%
Air Products & Chemicals Inc.	1,641	262,642
Linde PLC	4,162	649,439

		912,081

Industrial Machinery - 0.7%
Dover Corp.	1,009	71,589
Flowserve Corp.	900	34,218
Fortive Corp.	2,149	145,401
Illinois Tool Works Inc.	2,260	286,319
Ingersoll-Rand PLC	1,800	164,214
Parker-Hannifin Corp.	1,034	154,211
Pentair PLC	1,407	53,157
Snap-on Inc.	409	59,424
Stanley Black & Decker Inc.	1,099	131,594
Xylem Inc.	1,281	85,468

		1,185,595

Industrial REITs - 0.2%
Duke Realty Corp.	2,500	64,750
Prologis Inc. REIT	4,829	283,559

		348,309

Insurance Brokers - 0.5%
Aon PLC	1,834	266,590
Arthur J Gallagher & Co.	1,427	105,170
Marsh & McLennan Companies Inc.	3,909	311,743
Willis Towers Watson PLC	958	145,482

		828,985

Integrated Oil & Gas - 2.6%
Chevron Corp.	14,449	1,571,907
Exxon Mobil Corp.	31,944	2,178,261
Occidental Petroleum Corp.	5,657	347,227

		4,097,395

Integrated Telecommunication Services - 2.1%
AT&T Inc.	54,766	1,563,022
Verizon Communications Inc.	31,192	1,753,614

		3,316,636

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	5,800	270,106
Electronic Arts Inc. (a)	2,305	181,888
Take-Two Interactive Software Inc. (a)	900	92,646

		544,640

Interactive Media & Services - 4.6%
Alphabet Inc., Class A (a)	2,266	2,367,880

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Alphabet Inc., Class C (a)(c)	2,335	2,418,149
Facebook Inc., Class A (a)	18,224	2,388,984
TripAdvisor Inc. (a)	650	35,061
Twitter Inc. (a)	5,100	146,574

		7,356,648

Internet & Direct Marketing Retail - 3.4%
Amazon.com Inc. (a)	3,092	4,644,091
Booking Holdings Inc. (a)	353	608,014
eBay Inc. (a)	6,960	195,367
Expedia Group Inc.	850	95,753

		5,543,225

Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	1,333	81,420
VeriSign Inc. (a)	824	122,191

		203,611

Investment Banking & Brokerage - 0.9%
E*TRADE Financial Corp.	2,040	89,515
Morgan Stanley	9,929	393,685
Raymond James Financial Inc.	1,100	81,851
The Charles Schwab Corp.	9,211	382,533
The Goldman Sachs Group Inc.	2,603	434,831

		1,382,415

IT Consulting & Other Services - 1.2%
Accenture PLC, Class A	4,845	683,194
Cognizant Technology Solutions Corp., Class A	4,519	286,866
DXC Technology Co.	2,124	112,933
Gartner Inc. (a)	700	89,488
International Business Machines Corp.	6,811	774,206

		1,946,687

Leisure Products - 0.1%
Hasbro Inc.	796	64,675
Mattel Inc. (a)	3,296	32,927

		97,602

Life & Health Insurance - 0.7%
Aflac Inc.	5,848	266,435
Brighthouse Financial Inc. (a)	841	25,634
Lincoln National Corp.	1,759	90,254
MetLife Inc.	7,360	302,202
Principal Financial Group Inc.	2,111	93,243
Prudential Financial Inc.	3,201	261,041
Torchmark Corp.	666	49,637
Unum Group	1,589	46,685

		1,135,131

	Number of Shares	Fair Value $
Life Sciences Tools & Services - 1.0%
Agilent Technologies Inc.	2,538	171,213
Illumina Inc. (a)	1,101	330,223
IQVIA Holdings Inc. (a)	1,200	139,404
Mettler-Toledo International Inc. (a)	207	117,075
PerkinElmer Inc.	711	55,849
Thermo Fisher Scientific Inc.	3,028	677,636
Waters Corp. (a)	584	110,172

		1,601,572

Managed Healthcare - 1.8%
Anthem Inc.	1,981	520,270
Centene Corp. (a)	1,600	184,480
Humana Inc.	1,027	294,215
UnitedHealth Group Inc.	7,248	1,805,622
WellCare Health Plans Inc. (a)	400	94,436

		2,899,023

Metal & Glass Containers - 0.1%
Ball Corp.	2,682	123,318

Motorcycle Manufacturers - 0.0%*
Harley-Davidson Inc.	1,135	38,726

Movies & Entertainment - 1.7%
Netflix Inc. (a)	3,328	890,772
The Walt Disney Co.	11,215	1,229,725
Twenty-First Century Fox Inc., Class A	8,190	394,103
Twenty-First Century Fox Inc., Class B	3,392	162,070
Viacom Inc., Class B	2,846	73,142

		2,749,812

Multi-Line Insurance - 0.3%
American International Group Inc.	6,887	271,417
Assurant Inc.	500	44,720
Loews Corp.	1,862	84,758
The Hartford Financial Services Group Inc.	2,544	113,081

		513,976

Multi-Sector Holdings - 1.9%
Berkshire Hathaway Inc., Class B (a)	14,773	3,016,351
Jefferies Financial Group Inc.	2,200	38,192

		3,054,543

Multi-Utilities - 1.1%
Ameren Corp.	1,942	126,677

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

CenterPoint Energy Inc.	3,718	104,959
CMS Energy Corp.	2,000	99,300
Consolidated Edison Inc.	2,255	172,417
Dominion Energy Inc.	4,982	356,014
DTE Energy Co.	1,366	150,670
NiSource Inc.	2,515	63,755
Public Service Enterprise Group Inc.	3,792	197,374
SCANA Corp.	1,100	52,558
Sempra Energy	2,100	227,199
WEC Energy Group Inc.	2,474	171,349

		1,722,272

Office REITs - 0.2%
Alexandria Real Estate Equities Inc.	800	92,192
Boston Properties Inc.	1,098	123,580
SL Green Realty Corp.	600	47,448
Vornado Realty Trust	1,211	75,118

		338,338

Oil & Gas Drilling - 0.0%*
Helmerich & Payne Inc.	900	43,146

Oil & Gas Equipment & Services - 0.5%
Baker Hughes a GE Co.	2,981	64,091
Halliburton Co.	6,850	182,073
National Oilwell Varco Inc.	2,846	73,142
Schlumberger Ltd.	10,671	385,010
TechnipFMC PLC	3,386	66,298

		770,614

Oil & Gas Exploration & Production - 1.3%
Anadarko Petroleum Corp.	3,657	160,323
Apache Corp.	2,948	77,385
Cabot Oil & Gas Corp.	3,600	80,460
Cimarex Energy Co.	700	43,155
Concho Resources Inc. (a)	1,500	154,185
ConocoPhillips	8,740	544,939
Devon Energy Corp.	3,592	80,964
Diamondback Energy Inc.	1,100	101,970
EOG Resources Inc.	4,300	375,003
Hess Corp.	2,049	82,984
Marathon Oil Corp.	5,742	82,340
Newfield Exploration Co. (a)	1,300	19,058
Noble Energy Inc.	3,700	69,412
Pioneer Natural Resources Co.	1,300	170,976

		2,043,154

Oil & Gas Refining & Marketing - 0.5%
HollyFrontier Corp.	1,300	66,456
Marathon Petroleum Corp.	4,976	293,634

	Number of Shares	Fair Value $
Phillips 66	3,161	272,320
Valero Energy Corp.	3,228	242,003

		874,413

Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan Inc.	14,304	219,995
ONEOK Inc.	3,000	161,850
The Williams Companies Inc.	9,171	202,221

		584,066

Packaged Foods & Meats - 1.0%
Campbell Soup Co.	1,615	53,279
Conagra Brands Inc.	3,254	69,505
General Mills Inc.	4,436	172,738
Hormel Foods Corp.	1,800	76,824
Kellogg Co.	1,890	107,749
Lamb Weston Holdings Inc.	1,100	80,916
McCormick & Company Inc.	900	125,316
Mondelez International Inc., Class A	11,135	445,734
The Hershey Co.	1,016	108,895
The JM Smucker Co.	947	88,535
The Kraft Heinz Co.	4,795	206,377
Tyson Foods Inc., Class A	2,362	126,131

		1,661,999

Paper Packaging - 0.2%
Avery Dennison Corp.	692	62,162
International Paper Co.	3,030	122,291
Packaging Corporation of America	800	66,768
Sealed Air Corp.	1,331	46,372
WestRock Co.	1,775	67,024

		364,617

Personal Products - 0.2%
Coty Inc., Class A	3,445	22,599
The Estee Lauder Companies Inc., Class A	1,679	218,438

		241,037

Pharmaceuticals - 5.2%
Allergan PLC (c)	2,451	327,601
Bristol-Myers Squibb Co.	12,387	643,876
Eli Lilly & Co.	7,154	827,861
Johnson & Johnson	20,312	2,621,263
Merck & Company Inc.	19,568	1,495,191
Mylan N.V. (a)	3,904	106,970
Nektar Therapeutics (a)	1,300	42,731
Perrigo Company PLC	975	37,781
Pfizer Inc.	43,535	1,900,303
Zoetis Inc.	3,546	303,325

		8,306,902

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Property & Casualty Insurance - 0.8%
Chubb Ltd.	3,461	447,092
Cincinnati Financial Corp.	1,092	84,543
The Allstate Corp.	2,586	213,681
The Progressive Corp.	4,573	275,889
The Travelers Companies Inc.	2,067	247,523

		1,268,728

Publishing - 0.0%*
News Corp., Class A	3,400	38,590

Railroads - 0.9%
CSX Corp.	5,967	370,730
Kansas City Southern	700	66,815
Norfolk Southern Corp.	2,045	305,809
Union Pacific Corp.	5,580	771,323

		1,514,677

Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	2,573	103,023

Regional Banks - 1.2%
BB&T Corp.	5,837	252,859
Citizens Financial Group Inc.	3,400	101,082
Comerica Inc.	1,356	93,144
Fifth Third Bancorp	5,350	125,885
First Republic Bank	1,200	104,280
Huntington Bancshares Inc.	8,234	98,149
KeyCorp	8,028	118,654
M&T Bank Corp.	1,090	156,012
People’s United Financial Inc.	3,200	46,176
Regions Financial Corp.	7,168	95,908
SunTrust Banks Inc.	3,529	178,003
SVB Financial Group (a)	400	75,968
The PNC Financial Services Group Inc.	3,539	413,744
Zions Bancorp NA	1,500	61,110

		1,920,974

Reinsurance - 0.0%*
Everest Re Group Ltd.	300	65,328

Research & Consulting Services - 0.3%
Equifax Inc.	846	78,788
IHS Markit Ltd. (a)	2,800	134,316
Nielsen Holdings PLC	2,928	68,310
Verisk Analytics Inc. (a)	1,200	130,848

		412,262

Residential REITs - 0.4%
Apartment Investment & Management Co., Class A	977	42,871

	Number of Shares	Fair Value $
AvalonBay Communities Inc.	972	169,176
Equity Residential	2,808	185,356
Essex Property Trust Inc.	500	122,605
Mid-America Apartment Communities Inc.	900	86,130
UDR Inc.	1,900	75,278

		681,416

Restaurants - 1.3%
Chipotle Mexican Grill Inc. (a)	160	69,086
Darden Restaurants Inc.	1,029	102,756
McDonald’s Corp. (c)	5,859	1,040,383
Starbucks Corp.	9,362	602,913
Yum! Brands Inc.	2,274	209,026

		2,024,164

Retail REITs - 0.5%
Federal Realty Investment Trust	600	70,824
Kimco Realty Corp.	3,097	45,371
Realty Income Corp.	2,000	126,080
Regency Centers Corp.	1,299	76,226
Simon Property Group Inc.	2,379	399,648
The Macerich Co.	744	32,200

		750,349

Semiconductor Equipment - 0.3%
Applied Materials Inc.	7,438	243,520
KLA-Tencor Corp.	1,178	105,419
Lam Research Corp.	1,247	169,804

		518,743

Semiconductors - 3.4%
Advanced Micro Devices Inc. (a)	6,600	121,836
Analog Devices Inc.	2,787	239,208
Broadcom Inc.	3,116	792,336
Intel Corp.	34,700	1,628,471
Maxim Integrated Products Inc.	2,100	106,785
Microchip Technology Inc.	1,800	129,456
Micron Technology Inc. (a)	8,726	276,876
NVIDIA Corp.	4,638	619,173
Qorvo Inc. (a)	1,100	66,803
QUALCOMM Inc.	9,168	521,751
Skyworks Solutions Inc.	1,342	89,941
Texas Instruments Inc.	7,309	690,701
Xilinx Inc.	1,787	152,199

		5,435,536

Soft Drinks - 1.7%
Monster Beverage Corp. (a)	3,056	150,416
PepsiCo Inc.	10,754	1,188,102
The Coca-Cola Co.	28,870	1,366,995

		2,705,513

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	13

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Specialized Consumer Services - 0.0%*
H&R Block Inc.	1,579	40,059

Specialized REITs - 1.2%
American Tower Corp.	3,391	536,422
Crown Castle International Corp.	3,100	336,753
Digital Realty Trust Inc.	1,500	159,825
Equinix Inc.	596	210,126
Extra Space Storage Inc.	1,000	90,480
Iron Mountain Inc.	1,886	61,125
Public Storage	1,130	228,723
SBA Communications Corp. (a)	900	145,701
Weyerhaeuser Co.	5,567	121,695

		1,890,850

Specialty Chemicals - 0.6%
Albemarle Corp.	900	69,363
Celanese Corp.	900	80,973
Ecolab Inc.	1,902	280,260
International Flavors & Fragrances Inc.	647	86,873
PPG Industries Inc.	1,859	190,045
The Sherwin-Williams Co.	613	241,191

		948,705

Specialty Stores - 0.1%
Tiffany & Co.	704	56,679
Tractor Supply Co.	837	69,839
Ulta Salon Cosmetics & Fragrance Inc. (a)	400	97,936

		224,454

Steel - 0.1%
Nucor Corp.	2,259	117,039

Systems Software - 4.5%
Fortinet Inc. (a)	1,100	77,473
Microsoft Corp.	58,322	5,923,766
Oracle Corp.	19,211	867,377
Red Hat Inc. (a)	1,300	228,332
Symantec Corp.	4,672	88,277

		7,185,225

	Number of Shares	Fair Value $
Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc.	34,160	5,388,398
Hewlett Packard Enterprise Co.	10,619	140,277
HP Inc.	12,154	248,671
NetApp Inc.	1,870	111,583
Seagate Technology PLC	2,132	82,274
Western Digital Corp.	2,077	76,787
Xerox Corp.	1,811	35,785

		6,083,775

Tires & Rubber - 0.0%*
The Goodyear Tire & Rubber Co.	2,019	41,208

Tobacco - 0.9%
Altria Group Inc.	14,039	693,386
Philip Morris International Inc.	11,683	779,957

		1,473,343

Trading Companies & Distributors - 0.2%
Fastenal Co.	2,200	115,038
United Rentals Inc. (a)	700	71,771
WW Grainger Inc.	282	79,626

		266,435

Trucking - 0.0%*
JB Hunt Transport Services Inc.	720	66,989

Water Utilities - 0.1%
American Water Works Company Inc.	1,400	127,078

Total Common Stock (Cost $73,337,904)		158,949,496

Short-Term Investments - 1.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.31% (Cost $1,781,046) (d)(e)	1,781,046	1,781,046

Total Investments (Cost $75,118,950)		160,730,542

Other Assets and Liabilities, net - 0.1%		171,729

NET ASSETS - 100.0%		160,902,271

Other Information:

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

S&P 500 Emini Index Futures	March 2019	18	$2,344,770	$2,254,639	$(90,131)

During the year ended December 31, 2018, average notional value related to long futures contracts was $2,722,424.

See accompanying notes to financial statements.

14	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Notes to Schedule of Investments — December 31, 2018

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2018.
*	Less than 0.05%.

Abbreviations:

REIT - Real Estate Investment Trust

The following table represents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$158,949,496	$—	$—	$158,949,496
Short-Term Investments	1,781,046	—	—	1,781,046

Total Investments in Securities	$160,730,542	$—	$—	$160,730,542

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(90,131)	$—	$—	$(90,131)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Corp.	3,111	$303,665	$—	$20,315	$6,151	$(105,904)	2,911	$183,597	$5,182
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,080,142	2,080,142	23,715,333	24,014,429	—	—	1,781,046	$1,781,046	41,624

TOTAL		$2,383,807	$23,715,333	$24,034,744	$6,151	$(105,904)		$1,964,643	$46,806

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	15

State Street S&P 500 Index V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18	12/31/17	12/31/16		12/31/15*		12/31/14*
Inception date							4/15/85

Net asset value, beginning of period	$44.09	$38.22	$36.16		$36.60		$32.83

Income/(loss) from investment operations:
Net investment income	0.74 (a)	0.71 (a)	0.72		0.69		0.61
Net realized and unrealized gains/(losses) on investments	(2.86)	7.52	3.49		(0.28)		3.76

Total income/(loss) from investment operations	(2.12)	8.23	4.21		0.41		4.37

Less distributions from:
Net investment income	0.80	0.79	0.73		0.85		0.60
Net realized gains	3.04	1.57	1.42		—		—

Total distributions	3.84	2.36	2.15		0.85		0.60

Net asset value, end of period	$38.13	$44.09	$38.22		$36.16		$36.60

Total Return(b)	(4.73)%	21.50%	11.61%		1.07%		13.28%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$160,902	$194,117	$180,761		$179,395		$203,262

Ratios to average net assets:
Net expenses	0.33%	0.32%	0.34	%(d)	0.37	%(d)	0.41	%(c)(d)
Gross expenses	0.33%	0.32%	0.37%		0.42%		0.46%
Net investment income	1.62%	1.69%	1.86%		1.72%		1.65%
Portfolio turnover rate	2%	2%	2%		2%		2%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(d)	Reflects a contractual arrangement with GE Asset Management Incorporated, the Fund’s investment adviser and administrator prior to July 1, 2016, to limit the advisory and administrative fee charged to the Fund to 0.30% of the average daily net assets of the Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

16	Financial Highlights

State Street S&P 500 Index V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2018

Assets

Investments in securities, at fair value (cost $73,169,511)	$158,765,899
Investments in affiliated securities, at fair value (cost $168,393)	183,597
Short-term affiliated investments, at fair value	1,781,046
Cash	954
Cash collateral on deposit with broker for future contracts	222,796
Receivable for investments sold	44,840
Income receivables	183,239
Receivable for fund shares sold	8,332
Income receivable from affiliated investments	5,051

Total assets	161,195,754

Liabilities
Payable for investments purchased	104,240
Payable for fund shares redeemed	17,741
Payable for accumulated variation margin on futures contracts	90,090
Payable to the Adviser	35,229
Payable for custody, fund accounting and sub-administration fees	1,825
Accrued other expenses	44,358

Total liabilities	293,483

Net Assets	$160,902,271

Net Assets Consist of:
Capital paid in	$79,039,654
Total distributable earnings (loss)	81,862,617

Net Assets	$160,902,271

Shares outstanding ($0.01 par value; unlimited shares authorized)	4,220,115
Net asset value per share	$38.13

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	17

State Street S&P 500 Index V.I.S. Fund

Statement of Operations — For the year ended December 31, 2018

Investment Income

Income
Dividend	$3,599,186
Income from affiliated investments	46,806

Total income	3,645,992

Expenses
Advisory and administration fees	466,521
Directors’ fees	14,787
Custody, fund accounting and sub-administration fees	37,337
Professional fees	55,699
Other expenses	44,868

Total Expenses	619,212

Net investment income	$3,026,780

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$13,250,589
Affiliated investments	6,151
Futures	(44,384)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(23,155,676)
Affiliated investments	(105,904)
Futures	(131,513)

Net realized and unrealized gain (loss) on investments	(10,180,737)

Net Decrease in Net Assets Resulting from Operations	$(7,153,957)

The accompanying Notes are an integral part of these financial statements.

18	Statement of Operations

State Street S&P 500 Index V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2018	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$3,026,780	$3,149,646
Net realized gain (loss) on investments and futures	13,212,356	7,133,916
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(23,393,093)	26,115,746

Net increase (decrease) from operations	(7,153,957)	36,399,308

Distributions to shareholders:
Total distributions	(14,751,301)	(9,845,441)

Increase (decrease) in assets from operations and distributions	(21,905,258)	26,553,867

Share transactions:
Proceeds from sale of shares	2,837,356	3,059,520
Value of distributions reinvested	14,751,301	9,845,441
Cost of shares redeemed	(28,898,496)	(26,102,452)

Net increase (decrease) from share transactions	(11,309,839)	(13,197,491)

Total increase (decrease) in net assets	(33,215,097)	13,356,376

Net Assets
Beginning of year	194,117,368	180,760,992

End of year	$160,902,271	$194,117,368

Changes in Fund Shares
Shares sold	61,494	73,043
Issued for distributions reinvested	389,731	222,798
Shares redeemed	(634,062)	(622,096)

Net decrease in fund shares	(182,837)	(326,255)

For the year ended December 31, 2017, the source of distributions paid to shareholders was (See Note 10 in the Notes to Financial Statements):

Net investment income	$(3,286,275)
Net realized gains	(6,559,166)

Total distributions	(9,845,441)

Undistributed net investment income as of December 31, 2017:	$(13,301)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	19

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements — December 31, 2018

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act. Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

20	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

Notes to Financial Statements	21

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

For the fiscal year ended December 31, 2018, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$(90,090)	$—	$(90,090)

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street S&P 500 Index V.I.S. Fund
Futures contracts	$—	$—	$—	$(44,384)	$—	$(44,384)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street S&P 500 Index V.I.S. Fund
Futures contracts	$—	$—	$—	$(131,513)	$—	$(131,513)

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included custody, fund accounting and sub-administration fees on the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2018 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

22	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended, December 31, 2018 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$3,861,023	$25,444,260

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for character of distributions, REIT basis adjustments, corporate actions, futures contracts, passive foreign investment company inclusions, return of capital distributions received, and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$3,417,861	$11,333,440	$14,751,301

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$3,444,426	$6,401,015	$9,845,441

At December 31, 2018 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total

$—	$—	$1,669,175	$80,193,442		$81,862,617

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$80,446,410	$85,222,926	$5,029,484	$80,193,442

Notes to Financial Statements	23

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2018.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	New and Recent Accounting Pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of State Street S&P 500 Index V.I.S. Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2019

Report of Independent Registered Public Accounting Firm	25

State Street S&P 500 Index V.I.S. Fund

Tax Information — December 31, 2018 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2018.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2018 in the amount of $11,333,440.

26	Tax Information

State Street S&P 500 Index V.I.S. Fund

Special Meeting of Shareholders — Voting Results (Unaudited)

A special meeting of shareholders of State Street Variable Insurance Series Funds, Inc. (the “Company”) was held on January 10, 2019 to elect the following six nominees as Directors of the Company: Michael F. Holland, Michael A. Jessee, Ellen M. Needham, Patrick J. Riley, Richard D. Shirk and Rina K. Spence. At the meeting the following votes were recorded:

Nominee	Shares For	Shares Withheld
Michael F. Holland	91,260,156.834	2,655,810.669
Michael A. Jessee	91,345,936.433	2,570,031.070
Ellen M. Needham	91,642,423.619	2,273,543.884
Patrick J. Riley	91,136,965.946	2,779,001.557
Richard D. Shirk	91,293,712.247	2,622,255.256
Rina K. Spence	90,957,562.624	2,958,404.879

The other Directors whose term of office continued after the meeting are as follows: Jeanne M. La Porta, John R. Costantino and Donna M. Rapaccioli.

Special Meeting of Shareholders — Voting Results	27

State Street S&P 500 Index V.I.S. Fund

Other Information — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007 – 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1997	Managing General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Director of Kleinfeld Bridal Corp. (March 2016 – present);Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 1/12	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – present).

28	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	67	None

Other Information	29

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1)
Jeanne M. La Porta(2) SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director and President	Time Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.	18	None

Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Time Indefinite Elected: 1/19	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. La Porta is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.
(3)	Ms. Needham is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.

30	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Treasurer	Term: Indefinite Elected: 6/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Assistant Treasurer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Assistant Treasurer	Term: Indefinite Elected: 6/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 6/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Assistant Treasurer	Term: Indefinite Elected: 3/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Other Information	31

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 3/17	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

32	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov.

Other Information	33

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2018

State Street Small-Cap Equity V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

State Street Small-Cap Equity V.I.S. Fund

Annual Report

December 31, 2018

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Small-Cap Equity V.I.S. Fund

Notes to Performance — December 31, 2018 (Unaudited)

The information provided on the performance page relates to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The Russell 2000® Index is an unmanaged market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index is comprised of the 3,000 largest U.S. domiciled companies.

Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights, used by SSGA Funds Management, Inc. (“SSGA FM”) in these materials. Any unauthorized use or redistribution of such Russell Index data is strictly prohibited. Russell Investment Group is not responsible for the configuration of this material or for any inaccuracy in SSGA FM’s presentation thereof.

The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Small-Cap Equity V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2018 (Unaudited)

The State Street Small-Cap Equity V.I.S. Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the Russell 2000 Index (the “Index”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was -9.70% and the Index was -11.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Investment decisions by two of the Fund’s sub-advisers, Champlain Investment Partners and Palisade Capital, were primary drivers of Fund performance during the Reporting Period relative to the Index. Two primary themes drove Champlain’s overall performance, the first being the tectonic shift toward cloud computing. This played out very favorably for the Fund, particularly in names like Okta and New Relic and also in the education space with Blackbaud. The other theme that work well for Champlain was personalized healthcare, where companies like Nuvasive, Insulet and Cardiovascular Systems helped drive performance.

Palisade benefited from similar themes, but its technology focus was on software firms and they benefited from SS&C Technologies, Corelogic and Paylocity among others.

The Fund used Russell 2000 E-mini Index Futures in order to maintain exposure to the Russell 2000 Index for the cash sleeve that is used to handle daily liquidity needs during the Reporting Period. The Fund’s use of Index Futures did not materially contribute to Fund performance relative to the Index.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were K12, Inc., Darling Ingredients and Argo Group International Holdings. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Newfield Exploration, Koppers Holdings, and Welbilt Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

July 1, 2018 - December 31, 2018

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$839.20	$1,019.81
Expenses paid during the period*	$4.96	$5.45

*

Expenses are equal to the Fund’s annualized expense ratio of 1.07%** (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund

Performance Summary — December 31, 2018 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2018 (as a % of Fair Value) (a)(b)

Ritchie Bros Auctioneers Inc.	1.34%

John Wiley & Sons Inc., Class A	1.29%

Sensient Technologies Corp.	1.11%

Argo Group International Holdings Ltd.	1.05%

The Brink’s Co.	1.01%

Woodward Inc.	0.98%

Darling Ingredients Inc.	0.95%

The Timken Co.	0.91%

Integra LifeSciences Holdings Corp.	0.90%

Prosperity Bancshares Inc.	0.89%

Sector Allocation as of December 31, 2018

Portfolio composition as a % of Fair Value of $30,815 (in thousands) as of December 31, 2018 (a)(b)

Average Annual Total Return for the periods ended December 31, 2018

Class 1 Shares (Inception Date 4/28/00)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Small-Cap Equity V.I.S. Fund	-9.70%	4.62%	12.96%	$33,818

Russell 2000 Index	-11.01%	4.41%	11.97%	$30,983

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Performance Summary, continued — December 31, 2018 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments — December 31, 2018

	Number of Shares	Fair Value $

Common Stock - 96.0%†
Aerospace & Defense - 0.8%
Esterline Technologies Corp. (a)	404	49,066
Teledyne Technologies Inc. (a)	919	190,297

		239,363

Agricultural & Farm Machinery - 0.6%
AGCO Corp. (b)	3,038	169,125

Agricultural Products - 1.0%
Darling Ingredients Inc. (a)	15,211	292,660

Air Freight & Logistics - 0.3%
Air Transport Services Group Inc. (a)	628	14,324
Forward Air Corp.	448	24,573
Hub Group Inc., Class A (a)	1,156	42,853

		81,750

Airlines - 0.0%*
Hawaiian Holdings Inc.	404	10,670

Apparel Retail - 0.6%
American Eagle Outfitters Inc.	1,367	26,424
Burlington Stores Inc. (a)	488	79,383
Chico’s FAS Inc.	1,294	7,272
Tailored Brands Inc.	550	7,502
The Buckle Inc.	4,054	78,405

		198,986

Apparel, Accessories & Luxury Goods - 0.4%
G-III Apparel Group Ltd. (a)	3,919	109,301

Application Software - 6.8%
ACI Worldwide Inc. (a)(b)	8,583	237,492
Blackbaud Inc. (b)	4,117	258,959
Blackline Inc. (a)	5,313	217,567
Cornerstone OnDemand Inc. (a)	3,484	175,698
Envestnet Inc. (a)	2,091	102,856
Fair Isaac Corp. (a)	127	23,749
LogMeIn Inc.	2,075	169,258
New Relic Inc. (a)	2,975	240,886
Paylocity Holding Corp. (a)	1,119	67,375
Q2 Holdings Inc. (a)	3,300	163,515
RealPage Inc. (a)	2,880	138,787
SS&C Technologies Holdings Inc.	2,782	125,496
Yext Inc. (a)	8,675	128,824
Zix Corp. (a)	4,753	27,235

		2,077,697

Asset Management & Custody Banks - 0.1%
BrightSphere Investment Group PLC	1,307	13,959

	Number of Shares	Fair Value $
Cohen & Steers Inc.	729	25,019

		38,978

Auto Parts & Equipment - 0.7%
Cooper-Standard Holdings Inc. (a)	303	18,822
Gentherm Inc. (a)	453	18,111
LCI Industries	467	31,196
Modine Manufacturing Co. (a)	985	10,648
Standard Motor Products Inc.	1,549	75,018
Stoneridge Inc. (a)	988	24,354
Tenneco Inc.	301	8,244
Tower International Inc.	678	16,137

		202,530

Automobile Manufacturers - 0.7%
Thor Industries Inc.	3,653	189,956
Winnebago Industries Inc.	433	10,483

		200,439

Automotive Retail - 1.3%
America’s Car-Mart Inc. (a)	497	36,008
Asbury Automotive Group Inc. (a)	364	24,264
Group 1 Automotive Inc.	1,870	98,586
Monro Inc.	1,053	72,394
Murphy USA Inc. (a)	2,347	179,874

		411,126

Biotechnology - 0.8%
Heron Therapeutics Inc. (a)	2,128	55,200
Myriad Genetics Inc. (a)	531	15,436
Repligen Corp. (a)	3,328	175,519

		246,155

Brewers - 0.3%
The Boston Beer Company Inc., Class A (a)	375	90,315

Building Products - 0.5%
American Woodmark Corp. (a)	201	11,191
Apogee Enterprises Inc.	702	20,955
Builders FirstSource Inc. (a)	1,166	12,721
Continental Building Products Inc. (a)	524	13,336
Masonite International Corp. (a)	178	7,980
NCI Building Systems Inc. (a)	1,145	8,301
Patrick Industries Inc. (a)	359	10,630
Trex Company Inc. (a)	628	37,278
Universal Forest Products Inc.	1,522	39,511

		161,903

Commercial Printing - 0.1%
Deluxe Corp.	425	16,337

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Commodity Chemicals - 1.0%
AdvanSix Inc. (a)	795	19,350
Koppers Holdings Inc. (a)	14,732	251,033
Trinseo S.A.	485	22,204

		292,587

Communications Equipment - 0.4%
ADTRAN Inc.	1,269	13,629
Ciena Corp. (a)	521	17,667
Extreme Networks Inc. (a)	2,332	14,225
Lumentum Holdings Inc. (a)	989	41,548
NETGEAR Inc. (a)	158	8,221
Plantronics Inc.	374	12,379

		107,669

Construction & Engineering - 1.4%
Aegion Corp. (a)	11,845	193,311
Dycom Industries Inc. (a)	4,200	226,968
EMCOR Group Inc.	270	16,116

		436,395

Construction Machinery & Heavy Trucks - 1.4%
Alamo Group Inc.	415	32,088
Astec Industries Inc.	539	16,272
Federal Signal Corp.	7,700	153,230
The Greenbrier Companies Inc.	382	15,104
Trinity Industries Inc.	8,602	177,115
Wabash National Corp.	2,045	26,749

		420,558

Construction Materials - 0.1%
Eagle Materials Inc.	251	15,318
Summit Materials Inc., Class A (a)	992	12,301

		27,619

Consumer Electronics - 0.0%*
ZAGG Inc. (a)	897	8,773

Consumer Finance - 0.1%
Enova International Inc. (a)	1,940	37,752

Data Processing & Outsourced Services - 1.8%
Broadridge Financial Solutions Inc.	1,459	140,429
Cass Information Systems Inc.	278	14,712
CoreLogic Inc. (a)	2,406	80,409
CSG Systems International Inc.	1,787	56,773
EVERTEC Inc.	1,216	34,899
MAXIMUS Inc.	315	20,503
NIC Inc.	4,672	58,307
Travelport Worldwide Ltd.	9,183	143,438

		549,470

	Number of Shares	Fair Value $
Distillers & Vintners - 0.4%
MGP Ingredients Inc.	2,075	118,379

Distributors - 0.4%
LKQ Corp. (a)	5,752	136,495

Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	1,735	72,332
Materion Corp.	346	15,567

		87,899

Diversified Real Estate Activities - 0.1%
The RMR Group Inc., Class A	314	16,667

Diversified REITs - 0.2%
American Assets Trust Inc.	810	32,538
Global Net Lease Inc.	1,109	19,540

		52,078

Diversified Support Services - 1.9%
Healthcare Services Group Inc.	4,006	160,961
Ritchie Bros Auctioneers Inc.	12,590	411,945
UniFirst Corp.	184	26,325

		599,231

Education Services - 0.6%
K12 Inc. (a)	7,761	192,395

Electric Utilities - 1.0%
ALLETE Inc.	363	27,668
IDACORP Inc.	2,886	268,571

		296,239

Electrical Components & Equipment - 0.3%
Atkore International Group Inc. (a)	735	14,582
EnerSys	341	26,465
Generac Holdings Inc. (a)	398	19,781
Regal Beloit Corp.	533	37,337

		98,165

Electronic Components - 1.2%
Belden Inc.	4,767	199,118
Littelfuse Inc.	944	161,877

		360,995

Electronic Equipment & Instruments - 0.7%
Control4 Corp. (a)	538	9,469
National Instruments Corp.	1,156	52,459
Novanta Inc. (a)	425	26,775
Zebra Technologies Corp., Class A (a)	818	130,250

		218,953

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Electronic Manufacturing Services - 0.3%
KEMET Corp.	1,018	17,856
Methode Electronics Inc.	997	23,220
Plexus Corp. (a)	483	24,672
Sanmina Corp. (a)	973	23,410
TTM Technologies Inc. (a)	1,301	12,659

		101,817

Environmental & Facilities Services - 0.7%
Clean Harbors Inc. (a)	4,214	207,961

Food Distributors - 0.7%
Performance Food Group Co. (a)	4,393	141,762
SpartanNash Co.	5,016	86,175

		227,937

Food Retail - 0.2%
Casey’s General Stores Inc.	154	19,733
Sprouts Farmers Market Inc. (a)	1,166	27,413

		47,146

Footwear - 1.0%
Deckers Outdoor Corp. (a)	1,088	139,210
Skechers U.S.A. Inc., Class A (a)	650	14,878
Wolverine World Wide Inc.	5,125	163,436

		317,524

Forest Products - 0.1%
Boise Cascade Co.	726	17,315
Louisiana-Pacific Corp.	812	18,043

		35,358

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	210	17,073
South Jersey Industries Inc.	1,365	37,947
Spire Inc.	451	33,410

		88,430

Health Care REITs - 0.2%
CareTrust REIT Inc.	1,311	24,201
Physicians Realty Trust	1,996	31,996

		56,197

Healthcare Equipment - 5.4%
Cantel Medical Corp.	1,125	83,756
Cardiovascular Systems Inc. (a)	6,925	197,293
CONMED Corp.	3,800	243,960
Hill-Rom Holdings Inc.	2,783	246,435
Insulet Corp. (a)	1,650	130,878
Integer Holdings Corp. (a)	242	18,455
Integra LifeSciences Holdings Corp. (a)	6,150	277,365
IntriCon Corp. (a)	1,369	36,114

	Number of Shares	Fair Value $
LeMaitre Vascular Inc.	447	10,567
LivaNova PLC (a)	266	24,331
Masimo Corp. (a)	825	88,580
NuVasive Inc. (a)	3,415	169,248
Orthofix Medical Inc. (a)	296	15,537
Penumbra Inc. (a)	850	103,870

		1,646,389

Healthcare Facilities - 0.4%
Acadia Healthcare Company Inc. (a)(b)	3,239	83,275
Select Medical Holdings Corp. (a)	1,423	21,843
Tenet Healthcare Corp. (a)	432	7,404
The Ensign Group Inc.	415	16,098

		128,620

Healthcare Services - 1.4%
Amedisys Inc. (a)	461	53,988
AMN Healthcare Services Inc. (a)	517	29,293
BioTelemetry Inc. (a)	1,859	111,020
Chemed Corp.	85	24,079
Diplomat Pharmacy Inc. (a)	4,472	60,193
MEDNAX Inc. (a)	3,838	126,654
RadNet Inc. (a)	1,973	20,065

		425,292

Healthcare Supplies - 1.1%
Avanos Medical Inc. (a)	5,620	251,720
Endologix Inc. (a)	9,292	6,653
ICU Medical Inc. (a)	106	24,341
Lantheus Holdings Inc. (a)	1,345	21,049
Merit Medical Systems Inc. (a)	691	38,565

		342,328

Healthcare Technology - 1.9%
HMS Holdings Corp. (a)	7,069	198,851
Medidata Solutions Inc. (a)	2,975	200,574
NextGen Healthcare Inc. (a)	1,018	15,423
Omnicell Inc. (a)	1,605	98,290
Teladoc Health Inc. (a)	1,675	83,030

		596,168

Home Building - 0.2%
KB Home	780	14,898
LGI Homes Inc. (a)	478	21,615
TopBuild Corp. (a)	838	37,710

		74,223

Home Furnishing Retail - 0.6%
Aaron’s Inc. (b)	3,953	166,224
RH (a)	273	32,711

		198,935

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Hotel & Resort REITs - 0.5%
Ashford Hospitality Trust Inc.	1,664	6,656
Chatham Lodging Trust	1,193	21,092
RLJ Lodging Trust	6,764	110,930

		138,678

Hotels, Resorts & Cruise Lines - 0.8%
Extended Stay America Inc.	15,037	233,074
Hilton Grand Vacations Inc. (a)	301	7,943

		241,017

Household Appliances - 0.5%
Helen of Troy Ltd. (a)	1,084	142,199

Housewares & Specialties - 0.0%*
Tupperware Brands Corp.	235	7,419

Human Resource & Employment Services - 0.4%
ASGN Inc. (a)	447	24,361
Barrett Business Services Inc.	179	10,248
Heidrick & Struggles International Inc.	448	13,973
Insperity Inc.	622	58,070
Kforce Inc.	966	29,869

		136,521

Hypermarkets & Super Centers - 0.1%
BJ’s Wholesale Club Holdings Inc. (a)	941	20,853

Industrial Machinery - 7.8%
Actuant Corp., Class A (b)	10,126	212,545
Altra Industrial Motion Corp.	6,094	153,264
Barnes Group Inc.	5,093	273,087
Crane Co.	2,154	155,476
Evoqua Water Technologies Corp. (a)	3,275	31,440
Franklin Electric Company Inc.	641	27,486
Harsco Corp. (a)	594	11,797
Hillenbrand Inc.	489	18,548
John Bean Technologies Corp.	2,750	197,477
Kennametal Inc.	805	26,790
LB Foster Co., Class A (a)	741	11,782
Lydall Inc. (a)	3,375	68,546
Mueller Industries Inc.	4,698	109,745
Standex International Corp.	1,965	132,009
The Timken Co.	7,522	280,721
TriMas Corp. (a)	3,425	93,468
Watts Water Technologies Inc., Class A	1,507	97,247
Welbilt Inc. (a)	16,900	187,759
Woodward Inc.	4,050	300,874

		2,390,061

	Number of Shares	Fair Value $
Industrial REITs - 0.6%
EastGroup Properties Inc.	1,417	129,981
Rexford Industrial Realty Inc.	579	17,063
STAG Industrial Inc.	1,562	38,863

		185,907

Interactive Home Entertainment - 0.1%
Glu Mobile Inc. (a)	2,997	24,186

Interactive Media & Services - 0.1%
Care.com Inc. (a)	1,255	24,234

Internet & Direct Marketing Retail - 0.1%
Stamps.com Inc. (a)	130	20,233

Internet Services & Infrastructure - 0.8%
Okta Inc. (a)	4,025	256,795

Investment Banking & Brokerage - 0.9%
BGC Partners Inc., Class A	2,683	13,871
Evercore Inc., Class A	233	16,674
Greenhill & Company Inc.	707	17,251
Houlihan Lokey Inc.	798	29,366
Piper Jaffray Cos.	515	33,908
Raymond James Financial Inc.	1,842	137,063
Stifel Financial Corp.	781	32,349

		280,482

IT Consulting & Other Services - 0.1%
Perficient Inc. (a)	827	18,409
Science Applications International Corp.	248	15,798

		34,207

Leisure Products - 0.6%
Acushnet Holdings Corp.	438	9,229
Malibu Boats Inc., Class A (a)	628	21,854
MasterCraft Boat Holdings Inc. (a)	986	18,438
Polaris Industries Inc.	1,594	122,228

		171,749

Life & Health Insurance - 0.1%
Trupanion Inc. (a)	1,421	36,179

Life Sciences Tools & Services - 1.7%
Bruker Corp.	4,225	125,778
Cambrex Corp. (a)	204	7,703
ICON PLC (a)	1,401	181,023
Medpace Holdings Inc. (a)	448	23,713
PRA Health Sciences Inc. (a)	363	33,382
Syneos Health Inc. (a)	4,046	159,210

		530,809

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Managed Healthcare - 0.1%
Magellan Health Inc. (a)	269	15,303

Marine - 0.1%
Kirby Corp. (a)	211	14,213
Matson Inc.	625	20,012

		34,225

Multi-Line Insurance - 0.4%
Horace Mann Educators Corp.	2,747	102,875
National General Holdings Corp.	807	19,538

		122,413

Multi-Utilities - 0.1%
Black Hills Corp.	640	40,179

Office REITs - 0.7%
Brandywine Realty Trust	1,999	25,727
Corporate Office Properties Trust	966	20,315
Cousins Properties Inc.	21,592	170,577
Franklin Street Properties Corp.	2,053	12,790

		229,409

Office Services & Supplies - 1.0%
Herman Miller Inc.	538	16,274
HNI Corp.	480	17,006
Knoll Inc.	691	11,388
MSA Safety Inc.	2,662	250,947
Steelcase Inc., Class A	1,243	18,434

		314,049

Oil & Gas Drilling - 0.0%*
Nabors Industries Ltd.	3,783	7,566

Oil & Gas Equipment & Services - 0.6%
C&J Energy Services Inc. (a)	1,391	18,779
Cactus Inc., Class A (a)	736	20,174
Forum Energy Technologies Inc. (a)	9,079	37,496
Keane Group Inc. (a)	689	5,636
Natural Gas Services Group Inc. (a)	1,010	16,604
Oil States International Inc. (a)	5,266	75,198

		173,887

Oil & Gas Exploration & Production - 1.4%
Callon Petroleum Co. (a)	4,780	31,022
Carrizo Oil & Gas Inc. (a)	5,917	66,803
Gulfport Energy Corp. (a)	2,332	15,275
Newfield Exploration Co. (a)	11,233	164,676
Oasis Petroleum Inc. (a)	1,484	8,207
PDC Energy Inc. (a)	344	10,237
Range Resources Corp.	1,086	10,393

	Number of Shares	Fair Value $
Ring Energy Inc. (a)	3,464	17,597
Rosehill Resources Inc. (a)	1,175	2,620
SM Energy Co.	6,627	102,586
WildHorse Resource Development Corp. (a)	461	6,505

		435,921

Oil & Gas Refining & Marketing - 0.1%
Renewable Energy Group Inc. (a)	807	20,740

Packaged Foods & Meats - 3.6%
B&G Foods Inc.	7,700	222,607
Calavo Growers Inc.	169	12,330
Hostess Brands Inc. (a)	19,950	218,253
J&J Snack Foods Corp.	425	61,451
John B Sanfilippo & Son Inc.	189	10,520
Sanderson Farms Inc.	2,637	261,828
The Simply Good Foods Co. (a)	6,850	129,465
TreeHouse Foods Inc. (a)	3,960	200,811

		1,117,265

Paper Products - 0.1%
Neenah Inc.	264	15,555
Verso Corp., Class A (a)	797	17,853

		33,408

Personal Products - 0.4%
elf Beauty Inc. (a)	9,350	80,971
USANA Health Sciences Inc. (a)	309	36,379

		117,350

Pharmaceuticals - 2.1%
Assertio Therapeutics Inc. (a)	2,242	8,094
Catalent Inc. (a)	4,887	152,377
Endo International PLC (a)	1,166	8,512
Horizon Pharma PLC (a)	1,435	28,040
Innoviva Inc. (a)	1,345	23,470
Phibro Animal Health Corp., Class A	628	20,196
Prestige Consumer Healthcare Inc. (a)	8,072	249,263
Supernus Pharmaceuticals Inc. (a)	4,688	155,735

		645,687

Property & Casualty Insurance - 2.8%
AMERISAFE Inc.	1,987	112,643
Argo Group International Holdings Ltd.	4,793	322,329
James River Group Holdings Ltd.	1,800	65,772
RLI Corp.	1,693	116,800
The Navigators Group Inc.	3,325	231,054
Universal Insurance Holdings Inc.	531	20,136

		868,734

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Publishing - 1.3%
John Wiley & Sons Inc., Class A (b)	8,462	397,460

Railroads - 0.7%
Genesee & Wyoming Inc., Class A (a)	2,912	215,546

Real Estate Services - 0.0%*
Newmark Group Inc., Class A	748	5,999

Regional Banks - 8.8%
1st Source Corp.	518	20,896
Bank OZK	486	11,095
BankUnited Inc.	265	7,934
Banner Corp.	369	19,734
Bryn Mawr Bank Corp.	2,575	88,580
Cadence BanCorp	1,778	29,835
Camden National Corp.	537	19,316
Cathay General Bancorp	480	16,094
Chemical Financial Corp.	891	32,620
Columbia Banking System Inc.	902	32,734
Community Bank System Inc.	2,150	125,345
Cullen/Frost Bankers Inc.	1,513	133,053
CVB Financial Corp.	5,900	119,357
Enterprise Financial Services Corp.	658	24,761
Equity Bancshares Inc., Class A (a)	434	15,298
First Financial Bankshares Inc.	675	38,941
First Interstate BancSystem Inc., Class A	937	34,257
Fulton Financial Corp.	8,536	132,137
German American Bancorp Inc.	2,750	76,367
Hancock Whitney Corp.	658	22,800
Home BancShares Inc.	1,368	22,353
IBERIABANK Corp.	2,252	144,759
Independent Bank Corp.	2,250	158,197
Lakeland Financial Corp.	387	15,542
LegacyTexas Financial Group Inc.	1,096	35,171
Origin Bancorp Inc.	650	22,152
Pinnacle Financial Partners Inc.	584	26,922
Prosperity Bancshares Inc.	4,417	275,179
Renasant Corp.	5,612	169,370
Sandy Spring Bancorp Inc.	758	23,756
Simmons First National Corp., Class A	932	22,489
Stock Yards Bancorp Inc.	2,290	75,112
UMB Financial Corp.	3,800	231,686
Umpqua Holdings Corp.	1,871	29,749
Union Bankshares Corp.	816	23,036
United Community Banks Inc.	1,150	24,679
Washington Trust Bancorp Inc.	1,975	93,872
Westamerica Bancorporation	2,587	144,044

	Number of Shares	Fair Value $
Western Alliance Bancorp (a)	3,851	152,076
Wintrust Financial Corp.	369	24,535

		2,715,833

Research & Consulting Services - 0.3%
Resources Connection Inc.	6,985	99,187

Restaurants - 1.2%
BJ’s Restaurants Inc.	553	27,965
Bloomin’ Brands Inc.	448	8,015
Brinker International Inc.	504	22,166
Cracker Barrel Old Country Store Inc.	456	72,896
Dave & Buster’s Entertainment Inc.	359	15,997
El Pollo Loco Holdings Inc. (a)	2,700	40,959
Red Robin Gourmet Burgers Inc. (a)	223	5,958
Ruth’s Hospitality Group Inc.	1,148	26,094
Texas Roadhouse Inc.	1,730	103,281
The Cheesecake Factory Inc.	1,268	55,171

		378,502

Retail REITs - 0.1%
Retail Opportunity Investments Corp.	2,050	32,554

Security & Alarm Services - 1.0%
The Brink’s Co.	4,834	312,518

Semiconductor Equipment - 0.6%
Advanced Energy Industries Inc. (a)	899	38,594
Amkor Technology Inc. (a)	1,883	12,353
Ichor Holdings Ltd. (a)	2,091	34,083
MKS Instruments Inc.	359	23,195
Nanometrics Inc. (a)	628	17,163
Rudolph Technologies Inc. (a)	2,835	58,033
Versum Materials Inc.	417	11,559

		194,980

Semiconductors - 0.6%
Cirrus Logic Inc. (a)	223	7,399
Semtech Corp. (a)	3,454	158,435
SMART Global Holdings Inc. (a)	1,026	30,472

		196,306

Soft Drinks - 0.2%
Cott Corp.	4,459	62,158

Specialized Consumer Services - 0.0%*
Weight Watchers International Inc. (a)	357	13,762

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	11

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Specialized REITs - 0.3%
CoreSite Realty Corp.	800	69,784
PotlatchDeltic Corp.	989	31,292

		101,076

Specialty Chemicals - 4.5%
Chase Corp.	385	38,519
Ferro Corp. (a)	1,236	19,380
HB Fuller Co.	5,516	235,368
Ingevity Corp. (a)	2,156	180,436
Innospec Inc.	2,475	152,856
Minerals Technologies Inc.	397	20,382
PolyOne Corp.	4,973	142,228
PQ Group Holdings Inc. (a)	590	8,738
Quaker Chemical Corp.	913	162,249
Sensient Technologies Corp.	6,133	342,528
Stepan Co.	1,306	96,644

		1,399,328

Specialty Stores - 0.6%
Sally Beauty Holdings Inc. (a)	10,348	176,433

Steel - 0.4%
Carpenter Technology Corp.	887	31,586
Commercial Metals Co.	4,896	78,434

		110,020

Systems Software - 1.0%
Progress Software Corp.	693	24,595
Qualys Inc. (a)	2,425	181,244
Talend S.A. ADR (a)	2,650	98,262

		304,101

Technology Distributors - 0.2%
Insight Enterprises Inc. (a)	448	18,256
SYNNEX Corp.	206	16,653
Tech Data Corp. (a)	466	38,124

		73,033

Technology Hardware, Storage & Peripherals - 0.7%
Diebold Nixdorf Inc.	6,252	15,567
Pure Storage Inc., Class A (a)	12,750	205,020

		220,587

Thrifts & Mortgage Finance - 0.6%
Axos Financial Inc. (a)	876	22,058
Essent Group Ltd. (a)	558	19,072

	Number of Shares	Fair Value $
HomeStreet Inc. (a)	1,008	21,400
Kearny Financial Corp.	646	8,282
NMI Holdings Inc., Class A (a)	1,076	19,206
Walker & Dunlop Inc.	444	19,203
WSFS Financial Corp.	2,042	77,412

		186,633

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	1,412	45,650

Tobacco - 0.1%
Turning Point Brands Inc.	646	17,584

Trading Companies & Distributors - 0.6%
Applied Industrial Technologies Inc.	3,162	170,558
BMC Stock Holdings Inc. (a)	897	13,886
GMS Inc. (a)	571	8,485

		192,929

Trucking - 0.6%
ArcBest Corp.	448	15,349
Avis Budget Group Inc. (a)	538	12,094
Marten Transport Ltd.	1,200	19,428
Old Dominion Freight Line Inc.	1,020	125,960
Saia Inc. (a)	293	16,355

		189,186

Total Common Stock (Cost $26,774,201)		29,559,009

Short-Term Investments - 4.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.31% (Cost $1,256,107) (c,d)	1,256,107	1,256,107

Total Investments (Cost $28,030,308)		30,815,116

Liabilities in Excess of Other Assets, net - (0.1)%		(33,707)

NET ASSETS - 100.0%		30,781,409

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Notes to Schedule of Investments — December 31, 2018

Other Information:

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
E-mini Russell 2000 Index Futures	March 2019	7	$490,332	$472,150	$(18,182)

During the year ended December 31, 2018, average notional value related to long futures contracts was $649,706.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2018.
*	Less than 0.05%.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$29,559,009	$—	$—	$29,559,009
Short-Term Investments	1,256,107	—	—	1,256,107

Total Investments in Securities	$30,815,116	$—	$—	$30,815,116

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(18,182)	$—	$—	$(18,182)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,619,140	$2,619,140	$12,603,910	$13,966,943	1,256,107	$1,256,107	$36,501

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18		12/31/17		12/31/16	12/31/15*	12/31/14*
Inception date							4/28/00

Net asset value, beginning of period	$14.73		$14.40		$12.20	$14.39	$16.26

Income/(loss) from investment operations:
Net investment loss	(0.02	)(a)	(0.02	)(a)	(0.03)	(0.04)	(0.06)
Net realized and unrealized gains/(losses) on investments	(1.43)		1.86		2.93	(0.52)	0.67

Total income/(loss) from investment operations	(1.45)		1.84		2.90	(0.56)	0.61

Less distributions from:
Net investment income	—		—		—	—	—
Net realized gains	2.04		1.51		0.70	1.63	2.48

Total distributions	2.04		1.51		0.70	1.63	2.48

Net asset value, end of period	$11.24		$14.73		$14.40	$12.20	$14.39

Total Return(b)	(9.70)%		12.71%		23.77%	(4.12)%	3.77%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$30,781		$40,711		$42,320	$38,359	$43,460

Ratios to average net assets:
Net expenses	1.20%		1.25%		1.40%	1.36%	1.33	%(c)
Gross expenses	1.20%		1.25%		1.40%	1.36%	1.33%
Net investment loss	(0.13)%		(0.13)%		(0.22)%	(0.30)%	(0.35)%
Portfolio turnover rate	33%		32%		36%	42%	37%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

14	Financial Highlights

State Street Small-Cap Equity V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2018

Assets
Investments in securities, at fair value (cost $26,774,201)	$29,559,009
Short-term affiliated investments, at fair value	1,256,107
Cash collateral on deposit with broker for future contracts	72,025
Receivable for investments sold	51,497
Income receivables	28,408
Receivable for fund shares sold	554
Income receivable from affiliated investments	2,925

Total assets	30,970,525

Liabilities
Payable for investments purchased	66,553
Payable for fund shares redeemed	31,310
Payable for accumulated variation margin on futures contracts	18,165
Payable to the Adviser	25,634
Payable for custody, fund accounting and sub-administration fees	2,409
Accrued other expenses	45,045

Total liabilities	189,116

Net Assets	$30,781,409

Net Assets Consist of:
Capital paid in	$28,261,672
Total distributable earnings (loss)	2,519,737

Net Assets	$30,781,409

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,739,490
Net asset value per share	$11.24

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	15

State Street Small-Cap Equity V.I.S. Fund

Statement of Operations — For the year ended December 31, 2018

Investment Income
Income
Dividend	$384,285
Income from affiliated investments	36,501
Less: Foreign taxes withheld	(1,399)

Total income	419,387

Expenses
Advisory and administration fees	369,578
Directors’ fees	3,294
Custody, fund accounting and sub-administration fees	26,991
Professional fees	42,210
Other expenses	23,323

Total Expenses	465,396

Net investment loss	$(46,009)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$4,486,906
Futures	(46,013)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(7,484,256)
Futures	(23,882)

Net realized and unrealized gain (loss) on investments	(3,067,245)

Net Decrease in Net Assets Resulting from Operations	$(3,113,254)

The accompanying Notes are an integral part of these financial statements.

16	Statement of Operations

State Street Small-Cap Equity V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2018	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment loss	$(46,009)	$(52,152)
Net realized gain (loss) on investments and futures	4,440,893	3,516,588
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(7,508,138)	1,434,489

Net increase (decrease) from operations	(3,113,254)	4,898,925

Distributions to shareholders:
Total distributions	(4,717,857)	(3,784,875)

Increase (decrease) in assets from operations and distributions	(7,831,111)	1,114,050

Share transactions:
Proceeds from sale of shares	513,653	1,538,799
Value of distributions reinvested	4,717,857	3,784,875
Cost of shares redeemed	(7,330,360)	(8,046,695)

Net increase (decrease) from share transactions	(2,098,850)	(2,723,021)

Total increase (decrease) in net assets	(9,929,961)	(1,608,971)

Net Assets
Beginning of year	40,711,370	42,320,341

End of year	$30,781,409	$40,711,370

Changes in Fund Shares
Shares sold	34,303	103,389
Issued for distributions reinvested	425,032	255,908
Shares redeemed	(482,858)	(535,089)

Net decrease in fund shares	(23,523)	(175,792)

For the year ended December 31, 2017, the source of distributions paid to shareholders was (See Note 11 in the Notes to Financial Statements):

Net realized gains	$(3,784,875)

Undistributed net investment income as of December 31, 2017:	$—

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	17

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements — December 31, 2018

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum

Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018 initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2018, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(18,165)	$—	$(18,165)

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Small-Cap Equity V.I.S. Fund
Futures contracts	$—	$—	$—	$(46,013)	$—	$(46,013)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Small-Cap Equity V.I.S. Fund
Futures contracts	$—	$—	$—	$(23,882)	$—	$(23,882)

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included custody, fund accounting and sub-administration fees on the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2018 are disclosed in the Schedule of Investments.

20	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

5.	Sub-Advisory Fees

Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, L.P.; (iv) Kennedy Capital Management, Inc.; and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2018 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$12,193,458	$17,854,986

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for futures contracts, return of capital distributions received, and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$102,739	$4,615,118	$4,717,857

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$378,098	$3,406,777	$3,784,875

Notes to Financial Statements	21

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

At December 31, 2018 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total

$3,414	$—	$218,461	$2,297,862	$—	$2,519,737

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$28,499,072	$5,648,140	$3,350,278	$2,297,862

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2018.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	New and Recent Accounting Pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statement of Changes in Net Assets.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of State Street Small-Cap Equity V.I.S. Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Small-Cap Equity V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2019

Report of Independent Registered Public Accounting Firm	23

State Street Small-Cap Equity V.I.S. Fund

Tax Information — December 31, 2018 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2018.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2018 in the amount of $4,615,118.

24	Tax Information

State Street Small-Cap Equity V.I.S. Fund

Special Meeting of Shareholders — Voting Results

A special meeting of shareholders of State Street Variable Insurance Series Funds, Inc. (the “Company”) was held on January 10, 2019 to elect the following six nominees as Directors of the Company: Michael F. Holland, Michael A. Jessee, Ellen M. Needham, Patrick J. Riley, Richard D. Shirk and Rina K. Spence. At the meeting the following votes were recorded:

Nominee	Shares For	Shares Withheld
Michael F. Holland	91,260,156.834	2,655,810.669
Michael A. Jessee	91,345,936.433	2,570,031.070
Ellen M. Needham	91,642,423.619	2,273,543.884
Patrick J. Riley	91,136,965.946	2,779,001.557
Richard D. Shirk	91,293,712.247	2,622,255.256
Rina K. Spence	90,957,562.624	2,958,404.879

The other Directors whose term of office continued after the meeting are as follows: Jeanne M. La Porta, John R. Costantino and Donna M. Rapaccioli.

Special Meeting of Shareholders — Voting Results	25

State Street Small-Cap Equity V.I.S. Fund

Other Information — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1997	Managing General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Director of Kleinfeld Bridal Corp. (March 2016 – present);Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 1/12	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – present).

26	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	67	None

Other Information	27

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years

INTERESTED DIRECTORS(1)
Jeanne M. La Porta(2) SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director and President	Time Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.	18	None

Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Time Indefinite Elected: 1/19	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. La Porta is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.
(3)	Ms. Needham is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

28	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Treasurer	Term: Indefinite Elected: 6/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Other Information	29

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Assistant Treasurer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Assistant Treasurer	Term: Indefinite Elected: 6/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 6/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Assistant Treasurer	Term: Indefinite Elected: 3/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 3/17	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

30	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov.

Other Information	31

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2018

State Street U.S. Equity V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

State Street U.S. Equity V.I.S Fund

Annual Report

December 31, 2018

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street U.S. Equity V.I.S. Fund

Notes to Performance — December 31, 2018 (Unaudited)

The information provided on the performance pages relates to the State Street U.S. Equity V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street U.S. Equity V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2018 (Unaudited)

The State Street U.S. Equity V.I.S. Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was -3.40% and the Index was -4.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund’s preference for companies with sustainable earnings growth, positive sector allocation and positive stock selection were primary drivers of Fund performance during the Reporting Period relative to the Index. In a year where growth outperformed value, the Fund’s growth tilt contributed to outperformance against the Index. In terms of sector positioning, the Fund benefited both from overweighting the outperforming technology sector and underweighting the consumer staples and industrials sectors, which lagged. Positive stock selection was concentrated in the financials and information technology sectors, with a modest drag from energy-sector and health care holdings trimming outperformance. In late-year volatility, the Fund’s quality bias contributed to down market protection against a falling Index in the fourth quarter.

The Fund used equity futures in order to efficiently manage cash flows during the Reporting Period. The Fund’s use of futures had a negligible impact on Fund performance.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Visa Inc., Boston Scientific Corp. and CME Group. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Applied Materials Inc., United Rentals Inc., and Schlumberger Limited.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2018	$1,000.00	$1,000.00
Ending Account Value December 31, 2018	$936.60	$1,021.32
Expenses Paid During Period	$3.76	$3.92

*

Expenses are equal to the Fund’s annualized expense ratio of 0.77% (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund

Performance Summary — December 31, 2018 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2018 (as a % of Fair Value) (a)(b)

Microsoft Corp.	4.47%

Amazon.com Inc.	3.56%

Visa Inc., Class A	3.34%

Apple Inc.	3.05%

JPMorgan Chase & Co.	3.04%

Alphabet Inc., Class A	2.71%

PepsiCo Inc.	2.43%

UnitedHealth Group Inc.	2.27%

Gilead Sciences Inc.	1.88%

Mondelez International Inc., Class A	1.85%

Sector Allocation as of December 31, 2018

Portfolio composition as a % of Fair Value of $23,482 (in thousands) on December 31, 2018 (a)(b)

Average Annual Total Return for the periods ended December 31, 2018

Class I Shares (Inception date 1/3/95)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street U.S. Equity V.I.S. Fund	-3.40%	6.89%	11.79%	$30,484

S&P 500® Index	-4.38%	8.50%	13.12%	$34,304

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Performance Summary, continued — December 31, 2018 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund

Schedule of Investments — December 31, 2018

	Number of Shares	Fair Value $

Common Stock - 96.8%†
Aerospace & Defense - 1.4%
General Dynamics Corp.	406	63,827
Hexcel Corp.	1,047	60,035
Raytheon Co.	759	116,393
The Boeing Co.	249	80,302

		320,557

Air Freight & Logistics - 0.5%
FedEx Corp.	256	41,300
United Parcel Service Inc., Class B	700	68,271

		109,571

Airlines - 0.3%
Alaska Air Group Inc.	671	40,831
JetBlue Airways Corp. (a)	1,438	23,094

		63,925

Application Software - 1.8%
Adobe Inc. (a)	375	84,840
Intuit Inc.	264	51,968
salesforce.com Inc. (a)	2,166	296,677

		433,485

Auto Parts & Equipment - 0.3%
Aptiv PLC	1,035	63,725

Automotive Retail - 0.4%
AutoZone Inc. (a)	123	103,116

Biotechnology - 4.1%
Alexion Pharmaceuticals Inc. (a)	813	79,154
Biogen Inc. (a)	990	297,911
Gilead Sciences Inc.	7,072	442,353
Vertex Pharmaceuticals Inc. (a)	939	155,602

		975,020

Building Products - 0.3%
Allegion PLC	870	69,348

Cable & Satellite - 2.0%
Charter Communications Inc., Class A (a)	1,061	302,353
Comcast Corp., Class A	4,777	162,657

		465,010

Communications Equipment - 0.7%
Cisco Systems Inc.	3,693	160,018

Construction Materials - 0.1%
Vulcan Materials Co.	168	16,598

	Number of Shares	Fair Value $
Consumer Finance - 0.3%
American Express Co.	847	80,736

Data Processing & Outsourced Services - 3.9%
Mastercard Inc., Class A	706	133,187
Visa Inc., Class A	5,937	783,328

		916,515

Diversified Banks - 4.1%
JPMorgan Chase & Co.	7,305	713,114
U.S. Bancorp	1,059	48,396
Wells Fargo & Co.	4,237	195,241

		956,751

Diversified Chemicals - 0.6%
DowDuPont Inc.	2,497	133,540

Electric Utilities - 1.5%
American Electric Power Company Inc.	869	64,949
Duke Energy Corp.	257	22,179
Edison International	456	25,887
Exelon Corp.	2,018	91,012
NextEra Energy Inc.	796	138,361

		342,388

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	1,787	106,773

Electronic Components - 1.3%
Corning Inc.	10,243	309,441

Environmental & Facilities Services - 0.2%
Republic Services Inc.	591	42,605

Fertilizers & Agricultural Chemicals - 0.1%
The Mosaic Co.	1,220	35,636

Financial Exchanges & Data - 2.9%
CME Group Inc.	1,639	308,329
MSCI Inc.	530	78,138
S&P Global Inc.	1,728	293,656

		680,123

Footwear - 0.7%
NIKE Inc., Class B	2,181	161,699

General Merchandise Stores - 0.4%
Dollar Tree Inc. (a)	937	84,630

Gold - 0.1%
Newmont Mining Corp.	642	22,245

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Healthcare Distributors - 0.2%
Henry Schein Inc. (a)	503	39,496

Healthcare Equipment - 1.8%
Becton Dickinson and Co.	407	91,705
Boston Scientific Corp. (a)	5,609	198,222
Medtronic PLC	1,511	137,441

		427,368

Healthcare Services - 1.1%
Cigna Corp.	660	125,347
DaVita Inc. (a)	1,369	70,449
Quest Diagnostics Inc.	829	69,031

		264,827

Healthcare Supplies - 0.4%
The Cooper Companies Inc.	334	85,003

Home Improvement Retail - 0.5%
The Home Depot Inc.	716	123,023

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International Inc., Class A	581	63,073

Household Products - 1.0%
The Procter & Gamble Co.	2,480	227,962

Hypermarkets & Super Centers - 0.3%
Walmart Inc.	811	75,545

Independent Power Producers & Energy Traders - 0.1%
NRG Energy Inc.	485	19,206

Industrial Conglomerates - 1.1%
Honeywell International Inc.	1,208	159,601
Roper Technologies Inc.	401	106,874

		266,475

Industrial Gases - 0.5%
Air Products & Chemicals Inc.	565	90,428
Linde PLC	201	31,364

		121,792

Industrial Machinery - 2.5%
Ingersoll-Rand PLC	3,261	297,501
Xylem Inc.	4,503	300,440

		597,941

Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	893	71,217

	Number of Shares	Fair Value $
Integrated Oil & Gas - 2.4%
Chevron Corp.	3,250	353,568
Exxon Mobil Corp.	3,101	211,457

		565,025

Integrated Telecommunication Services - 0.7%
AT&T Inc.	1,699	48,490
Verizon Communications Inc.	2,183	122,728

		171,218

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	885	41,214
Electronic Arts Inc. (a)	450	35,510

		76,724

Interactive Media & Services - 5.6%
Alphabet Inc., Class A (a)	608	635,336
Alphabet Inc., Class C (a)	325	336,573
Facebook Inc., Class A (a)	2,593	339,916

		1,311,825

Internet & Direct Marketing Retail - 4.3%
Amazon.com Inc. (a)	557	836,598
Booking Holdings Inc. (a)	103	177,409

		1,014,007

Investment Banking & Brokerage - 1.0%
The Charles Schwab Corp.	5,625	233,606

IT Consulting & Other Services - 0.6%
Accenture PLC, Class A	487	68,672
International Business Machines Corp.	693	78,773

		147,445

Life & Health Insurance - 0.3%
Prudential Financial Inc.	766	62,467

Life Sciences Tools & Services - 0.8%
IQVIA Holdings Inc. (a)	1,001	116,286
Thermo Fisher Scientific Inc.	126	28,198
Waters Corp. (a)	233	43,955

		188,439

Managed Healthcare - 2.8%
Humana Inc.	404	115,738
UnitedHealth Group Inc.	2,144	534,113

		649,851

Movies & Entertainment - 2.3%
Netflix Inc. (a)	431	115,362

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	7

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

The Walt Disney Co.	3,857	422,920

		538,282

Multi-Line Insurance - 0.3%
American International Group Inc.	734	28,927
The Hartford Financial Services Group Inc.	864	38,405

		67,332

Multi-Sector Holdings - 1.3%
Berkshire Hathaway Inc., Class B (a)	1,450	296,061

Multi-Utilities - 1.1%
Dominion Energy Inc.	685	48,950
Sempra Energy	1,840	199,070

		248,020

Oil & Gas Equipment & Services - 0.9%
Schlumberger Ltd.	5,949	214,640

Oil & Gas Exploration & Production - 1.6%
Concho Resources Inc. (a)	534	54,890
ConocoPhillips	1,292	80,556
Diamondback Energy Inc.	2,072	192,074
EOG Resources Inc.	436	38,024

		365,544

Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	1,025	60,485

Packaged Foods & Meats - 2.1%
Mondelez International Inc., Class A	10,863	434,846
The Kraft Heinz Co.	1,203	51,777

		486,623

Pharmaceuticals - 4.6%
Allergan PLC	2,592	346,447
Elanco Animal Health Inc. (a)	1,687	53,191
Johnson & Johnson	2,071	267,263
Merck & Company Inc.	1,208	92,303
Mylan N.V. (a)	5,051	138,397
Pfizer Inc.	3,946	172,243

		1,069,844

Property & Casualty Insurance - 0.4%
Chubb Ltd.	719	92,880

Railroads - 0.5%
Union Pacific Corp.	883	122,057

	Number of Shares	Fair Value $
Regional Banks - 1.6%
First Republic Bank	4,376	380,274

Restaurants - 1.0%
McDonald’s Corp.	1,385	245,934

Semiconductor Equipment - 1.5%
Applied Materials Inc.	11,055	361,941

Semiconductors - 2.7%
Broadcom Inc.	1,611	409,645
Intel Corp.	2,844	133,469
NVIDIA Corp.	684	91,314

		634,428

Soft Drinks - 2.4%
PepsiCo Inc.	5,168	570,961

Specialized REITs - 3.2%
American Tower Corp. (b)	2,105	332,990
Equinix Inc.	722	254,548
Extra Space Storage Inc.	1,765	159,697

		747,235

Specialty Chemicals - 0.7%
Albemarle Corp.	1,504	115,914
PPG Industries Inc.	601	61,440

		177,354

Specialty Stores - 0.3%
Ulta Salon Cosmetics & Fragrance Inc. (a)	249	60,965

Steel - 0.0%*
Steel Dynamics Inc.	340	10,214

Systems Software - 5.7%
Microsoft Corp.	10,329	1,049,117
Oracle Corp.	3,177	143,442
Proofpoint Inc. (a)	492	41,234
Red Hat Inc. (a)	153	26,873
ServiceNow Inc. (a)	407	72,466

		1,333,132

Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc.	4,546	717,086

Tobacco - 0.5%
Philip Morris International Inc.	1,732	115,628

Trading Companies & Distributors - 1.3%
United Rentals Inc. (a)	3,091	316,920

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	744	47,327

Total Common Stock (Cost $20,077,990)		22,738,157

Short-Term Investments - 3.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.31% (Cost $743,662) (c)(d)	743,662	743,662

Total Investments (Cost $20,821,652)		23,481,819

Liabilities in Excess of Other Assets, net - (0.0)%*		(8,446)

NET ASSETS - 100.0%		23,473,373

Other Information:

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

S&P 500 Emini Index Futures	March 2019	2	$260,540	$250,520	$(10,020)

During the year ended December 31, 2018, average notional value related to long futures contracts and short futures contracts was $219,813 and $52,995, respectively.

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	9

State Street U.S. Equity V.I.S. Fund

Notes to Schedule of Investments — December 31, 2018

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2018.
*	Less than 0.05%.

Abbreviations:

REIT - Real Estate Investment Trust

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$22,738,157	$—	$—	$22,738,157
Short-Term Investments	743,662	—	—	743,662

Total Investments in Securities	$23,481,819	$—	$—	$23,481,819

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(10,020)	$—	$—	$(10,020)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,034,501	$1,034,501	$5,718,026	$6,008,865	743,662	$743,662	$12,720

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date					1/3/95

Net asset value, beginning of period	$44.20	$42.02	$42.25	$48.44	$46.63

Income/(loss) from investment operations:
Net investment income	0.37 (a)	0.35 (a)	0.55	0.53	0.50
Net realized and unrealized gains/(losses) on investments	(1.90)	8.03	3.41	(1.56)	5.48

Total income/(loss) from investment operations	(1.53)	8.38	3.96	(1.03)	5.98

Less distributions from:
Net investment income	0.41	0.38	0.54	0.53	0.46
Net realized gains	4.19	5.82	3.65	4.63	3.71

Total distributions	4.60	6.20	4.19	5.16	4.17

Net asset value, end of period	$38.07	$44.20	$42.02	$42.25	$48.44

Total Return(b)	(3.40)%	19.91%	9.31%	(2.30)%	12.77%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$23,473	$28,308	$27,336	$31,405	$35,178

Ratios to average net assets:
Net expenses	0.80%	0.85%	0.83%	0.76%	0.77	%(c)
Gross expenses	0.80%	0.85%	0.83%	0.76%	0.77%
Net investment income	0.81%	0.75%	1.16%	1.04%	0.99%
Portfolio turnover rate	41%	80%	37%	37%	43%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	11

State Street U.S. Equity V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2018

Assets
Investments in securities, at fair value (cost $20,077,990)	$22,738,157
Short-term affiliated investments, at fair value	743,662
Cash	1,768
Cash collateral on deposit with broker for future contracts	29,258
Income receivables	28,704
Receivable for fund shares sold	415
Income receivable from affiliated investments	1,645

Total assets	23,543,609

Liabilities
Payable for fund shares redeemed	10,913
Payable for accumulated variation margin on futures contracts	10,015
Payable to the Adviser	11,247
Payable for custody, fund accounting and sub-administration fees	1,507
Accrued other expenses	36,554

Total liabilities	70,236

Net Assets	$23,473,373

Net Assets Consist of:
Capital paid in	$20,732,590
Total distributable earnings (loss)	2,740,783

Net Assets	$23,473,373

Shares outstanding ($0.01 par value; unlimited shares authorized)	616,663
Net asset value per share	$38.07

The accompanying Notes are an integral part of these financial statements.

12	Statement of Assets and Liabilities

State Street U.S. Equity V.I.S. Fund

Statement of Operations — For the period ended December 31, 2018

Investment Income
Income
Dividend	$433,285
Income from affiliated investments	12,720

Total income	446,005

Expenses
Advisory and administration fees	151,880
Directors’ fees	2,258
Custody, fund accounting and sub-administration fees	13,386
Professional fees	36,116
Other expenses	17,646

Total Expenses	221,286

Net investment income	$224,719

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$2,183,723
Futures	2,165
Foreign currency transactions	(37)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(3,044,544)
Futures	(10,491)

Net realized and unrealized gain (loss) on investments	(869,184)

Net Decrease in Net Assets Resulting from Operations	$(644,465)

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	13

State Street U.S. Equity V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2018	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$224,719	$212,471
Net realized gain (loss) on investments and futures transactions	2,185,851	3,495,066
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(3,055,035)	1,432,584

Net increase (decrease) from operations	(644,465)	5,140,121

Distributions to shareholders:
Total distributions	(2,528,893)	(3,484,811)

Increase (decrease) in assets from operations and distributions	(3,173,358)	1,655,310

Share transactions:
Proceeds from sale of shares	241,533	272,095
Value of distributions reinvested	2,528,893	3,484,811
Cost of shares redeemed	(4,431,611)	(4,440,611)

Net increase (decrease) from share transactions	(1,661,185)	(683,705)

Total increase (decrease) in net assets	(4,834,543)	971,605

Net Assets
Beginning of year	28,307,916	27,336,311

End of year	$23,473,373	$28,307,916

Changes in Fund Shares
Shares sold	5,408	5,950
Issued for distributions reinvested	66,920	78,699
Shares redeemed	(96,095)	(94,827)

Net decrease in fund shares	(23,767)	(10,178)

For the year ended December 31, 2017, the source of distributions paid to shareholders was (See Note 10 in the Notes to Financial Statements):

Net investment income	$(212,881)
Net realized gains	(3,271,930)

Total distributions	(3,484,811)

Undistributed net investment income as of December 31, 2017:	$—

The accompanying Notes are an integral part of these financial statements.

14	Statements of Changes in Net Assets

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements — December 31, 2018

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2018, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(10,020)	$—	$(10,020)

Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street U.S. Equity V.I.S. Fund
Futures contracts	$—	$—	$—	$2,165	$—	$2,165

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street U.S. Equity V.I.S. Fund
Futures contracts	$—	$—	$—	$(10,491)	$—	$(10,491)

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

Notes to Financial Statements	17

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included custody, fund accounting and sub-administration fees on the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2018 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2018 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$10,944,678	$14,571,772

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for foreign currency gains and losses, futures contracts, nontaxable dividends, and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$235,762	$2,293,131	$2,528,893

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$906,431	$2,578,380	$3,484,811

18	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

At December 31, 2018 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total

$6,559	$—	$220,619	$2,513,605	$—	$2,740,783

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$20,958,194	$3,910,156	$1,396,551	$2,513,605

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2018.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	New and Recent Accounting Pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	19

State Street U.S. Equity V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of State Street U.S. Equity V.I.S. Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street U.S. Equity V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2019

20	Report of Independent Registered Public Accounting Firm

State Street U.S. Equity V.I.S. Fund

Tax Information — December 31, 2018 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2018.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2018 in the amount of $2,293,131.

Tax Information	21

State Street U.S. Equity V.I.S. Fund

Special Meeting of Shareholders — Voting Results

A special meeting of shareholders of State Street Variable Insurance Series Funds, Inc. (the “Company”) was held on January 10, 2019 to elect the following six nominees as Directors of the Company: Michael F. Holland, Michael A. Jessee, Ellen M. Needham, Patrick J. Riley, Richard D. Shirk and Rina K. Spence. At the meeting the following votes were recorded:

Nominee	Shares For	Shares Withheld
Michael F. Holland	91,260,156.834	2,655,810.669
Michael A. Jessee	91,345,936.433	2,570,031.070
Ellen M. Needham	91,642,423.619	2,273,543.884
Patrick J. Riley	91,136,965.946	2,779,001.557
Richard D. Shirk	91,293,712.247	2,622,255.256
Rina K. Spence	90,957,562.624	2,958,404.879

The other Directors whose term of office continued after the meeting are as follows: Jeanne M. La Porta, John R. Costantino and Donna M. Rapaccioli.

22	Special Meeting of Shareholders — Voting Results

State Street U.S. Equity V.I.S. Fund

Other Information — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007 – 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1997	Managing General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Director of Kleinfeld Bridal Corp. (March 2016 – present);Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 1/12	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – present).

Other Information	23

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	67	None

24	Other Information

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1)
Jeanne M. La Porta(2) SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director and President	Time Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.	18	None

Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Time Indefinite Elected: 1/19	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. La Porta is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.
(3)	Ms. Needham is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.

Other Information	25

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Treasurer	Term: Indefinite Elected: 6/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Assistant Treasurer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Assistant Treasurer	Term: Indefinite Elected: 6/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 6/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Assistant Treasurer	Term: Indefinite Elected: 3/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

26	Other Information

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 3/17	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	27

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov.

28	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2018

State Street Premier Growth Equity V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

State Street Premier Growth Equity V.I.S. Fund

Annual Report

December 31, 2018

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Premier Growth Equity V.I.S. Fund

Notes to Performance — December 31, 2018 (Unaudited)

The information provided on the performance pages relates to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000® Index (which measures the entire U.S. equity large-cap segment) with higher price-to-book ratios and higher forecasted growth values. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Premier Growth Equity V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2018 (Unaudited)

The State Street Premier Growth Equity V.I.S. Fund (the “Fund”) seeks to provide long-term growth of capital and future income rather than current income. The Fund’s benchmarks are the Russell 1000 Growth Index and the S&P 500 Index (the “Indices”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was -2.66% and the returns for the Russell 1000 Growth Index and the S&P 500 Index were -1.51% and -4.38%, respectively. The Fund and Indices’ returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged and index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund’s preference for companies with sustainable earnings growth, coupled with mixed stock selection were primary performance drivers during the Reporting Period relative to the Indices. While the Fund’s growth tilt helped its performance relative to the broad S&P 500 Index in a growth market, the Fund was underweighted in some of the high flying tech bellwethers and trimmed exposure to these names over the course of the year as the tech sector outperformed the Russell 1000 Growth Index. Early in the year, high-momentum, expensive growth names drove the Indices higher, and the Fund trimmed its growth names as they advanced, including some of the high-flying technology bellwethers. In fact, the Fund was underweighted in the outperforming tech sector over the course of the year, negatively impacting performance relative to the Russell 1000 Growth Index. In late-year volatility, the Fund’s quality bias contributed to down market protection against falling Indices in the fourth quarter — locking in outperformance vs. the S&P 500 but not enough to pull ahead of the Russell 1000 Growth YTD.

While positive stock selection in Financials and Health Care bolstered relative results, underperformance in the Consumer Discretionary, Industrials and Energy Sectors detracted most from returns.

The Fund used equity futures in order to efficiently manage cash flows during the Reporting Period. The Fund’s use of futures had a negligible impact on Fund performance.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were CME Group, Boston Scientific Corp. and Salesforce.com. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were United Rentals Inc., Liberty Global, and Applied Materials Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2018	$1,000.00	$1,000.00
Ending Account Value December 31, 2018	$921.20	$1,020.72
Expenses Paid During Period*	$4.31	$4.53

*

Expenses are equal to the Fund’s annualized expense ratio of 0.89%** (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund

Performance Summary — December 31, 2018 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2018 (as a % of Fair Value) (a)(b)

Microsoft Corp.	7.02%

Apple Inc.	5.80%

Alphabet Inc., Class C	5.29%

Amazon.com Inc.	5.02%

Visa Inc., Class A	5.02%

salesforce.com Inc.	3.72%

The Walt Disney Co.	3.64%

PepsiCo Inc.	3.41%

American Tower Corp.	3.36%

Boston Scientific Corp.	3.31%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Sector Allocation as of December 31, 2018

Portfolio composition as a % of Fair Value of $30,413 December 31, 2018 (a)(b)

Average Annual Total Return for the periods ended December 31, 2018

Class 1 Shares (Inception date: 12/12/97)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Premier Growth Equity V.I.S. Fund	-2.66%	8.56%	14.36%	$38,255
S&P 500® Index	-4.38%	8.50%	13.12%	$34,304

Russell 1000® Growth Index	-1.51%	10.41%	15.29%	$41,481

4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Performance Summary, continued — December 31, 2018 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Premier Growth Equity V.I.S. Fund	5

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments — December 31, 2018

	Number of Shares	Fair Value $

Common Stock - 99.1%†
Application Software - 3.7%
salesforce.com Inc. (a)	8,267	1,132,331

Biotechnology - 6.6%
Alexion Pharmaceuticals Inc. (a)	8,292	807,309
Biogen Inc. (a)	1,424	428,510
Vertex Pharmaceuticals Inc. (a)	4,579	758,786

		1,994,605

Cable & Satellite - 4.8%
Charter Communications Inc., Class A (a)	3,307	942,396
Liberty Global PLC, Class C (a)	25,437	525,020

		1,467,416

Data Processing & Outsourced Services - 5.9%
Mastercard Inc., Class A (b)	1,470	277,316
Visa Inc., Class A	11,563	1,525,622

		1,802,938

Electronic Components - 2.4%
Corning Inc.	24,535	741,202

Financial Exchanges & Data - 5.8%
CME Group Inc.	5,277	992,709
S&P Global Inc.	4,494	763,711

		1,756,420

Healthcare Equipment - 4.9%
Boston Scientific Corp. (a)	28,523	1,008,003
Medtronic PLC	5,347	486,363

		1,494,366

Healthcare Supplies - 2.1%
The Cooper Companies Inc.	2,513	639,559

Interactive Media & Services - 9.4%
Alphabet Inc., Class A (a)	522	545,469
Alphabet Inc., Class C (a)	1,553	1,608,302
Facebook Inc., Class A (a)	5,393	706,969

		2,860,740

Internet & Direct Marketing Retail - 8.3%
Alibaba Group Holding Ltd. ADR (a)	2,927	401,204
Amazon.com Inc. (a)	1,017	1,527,504
Booking Holdings Inc. (a)	344	592,512

		2,521,220

Investment Banking & Brokerage - 3.1%
The Charles Schwab Corp.	22,724	943,728

	Number of Shares	Fair Value $
Managed Healthcare - 2.7%
UnitedHealth Group Inc.	3,335	830,815

Movies & Entertainment - 3.7%
The Walt Disney Co.	10,088	1,106,149

Oil & Gas Equipment & Services - 1.1%
Schlumberger Ltd.	9,157	330,385

Pharmaceuticals - 2.5%
Allergan PLC	5,588	746,892

Regional Banks - 2.6%
First Republic Bank	9,078	788,878

Semiconductor Equipment - 3.0%
Applied Materials Inc.	27,491	900,055

Soft Drinks - 3.4%
PepsiCo Inc.	9,399	1,038,402

Specialized REITs - 3.4%
American Tower Corp.	6,462	1,022,224

Specialty Chemicals - 1.4%
Albemarle Corp.	5,292	407,854

Systems Software - 9.6%
Microsoft Corp.	21,006	2,133,579
ServiceNow Inc. (a)	4,419	786,803

		2,920,382

Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc.	11,179	1,763,375

Trading Companies & Distributors - 2.9%
United Rentals Inc. (a)	8,693	891,293

Total Common Stock (Cost $21,686,396)		30,101,229

Short-Term Investments - 1.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.31% (Cost $311,364) (c)(d)	311,364	311,364

Total Investments (Cost $21,997,760)		30,412,593

Liabilities in Excess of Other Assets, net - (0.1)%		(43,948)

NET ASSETS - 100.0%		30,368,645

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

Other Information:

The Fund had the following short futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

S&P 500 Emini Index Futures	March 2019	1	$(124,410)	$(125,260)	$(850)

During the year ended December 31, 2018, average notional values related to long and short futures contracts was $181,590 and $179,458, respectively.

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Premier Growth Equity V.I.S. Fund	7

State Street Premier Growth Equity V.I.S. Fund

Notes to Schedule of Investments — December 31, 2018

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2018.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$30,101,229	$—	$—	$30,101,229
Short-Term Investments	311,364	—	—	311,364

Total Investments in Securities	$30,412,593	$—	$—	$30,412,593

Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	$(850)	$—	$—	$(850)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income

State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,093,520	$1,093,520	$7,182,383	$7,964,539	—	—	311,364	$311,364	$16,716

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date					12/12/97

Net asset value, beginning of period	$99.23	$86.08	$94.07	$106.58	$107.84

Income/(loss) from investment operations:
Net investment income	0.12 (a)	0.32 (a)	0.50	0.52	0.63
Net realized and unrealized gains/(losses) on investments	(2.88)	24.10	1.90	3.25	14.71

Total income/(loss) from investment operations	(2.76)	24.42	2.40	3.77	15.34

Less distributions from:
Net investment income	0.15	0.34	0.48	0.53	0.58
Net realized gains	13.81	10.93	9.91	15.75	16.02

Total distributions	13.96	11.27	10.39	16.28	16.60

Net asset value, end of period	$82.51	$99.23	$86.08	$94.07	$106.58

Total Return(b)	(2.66)%	28.34%	2.47%	3.30%	14.05%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$30,369	$36,404	$33,219	$36,858	$39,944

Ratios to average net assets:
Net expenses	0.87%	0.85%	0.84%	0.81%	0.81	%(c)
Gross expenses	0.87%	0.85%	0.84%	0.81%	0.81%
Net investment income	0.11%	0.31%	0.52%	0.46%	0.52%
Portfolio turnover rate	27%	21%	22%	19%	19%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	9

State Street Premier Growth Equity V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2018

Assets
Investments in securities, at fair value (cost $21,686,396)	$30,101,229
Short-term affiliated investments, at fair value	311,364
Cash	58
Cash collateral on deposit with broker for future contracts	11,934
Receivable for investments sold	31,670
Income receivables	42,766
Receivable for fund shares sold	79
Income receivable from affiliated investments	1,270

Total assets	30,500,370

Liabilities
Payable for investments purchased	29,226
Payable for fund shares redeemed	44,668
Payable for accumulated variation margin on futures contracts	848
Payable to the Adviser	16,301
Payable for custody, fund accounting and sub-administration fees	1,493
Accrued other expenses	39,189

Total liabilities	131,725

Net Assets	$30,368,645

Net Assets Consist of:
Capital paid in	$21,819,589
Total distributable earnings (loss)	8,549,056

Net Assets	$30,368,645

Shares outstanding ($0.01 par value; unlimited shares authorized)	368,062
Net asset value per share	$82.51

The accompanying Notes are an integral part of these financial statements.

10	Statement of Assets and Liabilities

State Street Premier Growth Equity V.I.S. Fund

Statement of Operations — For the year ended December 31, 2018

Investment Income
Income
Dividend	$339,382
Income from affiliated investments	16,716

Total income	356,098

Expenses
Advisory and administration fees	234,395
Directors’ fees	2,833
Custody, fund accounting and sub-administration fees	16,815
Professional fees	37,400
Other expenses	23,796

Total Expenses	315,239

Net investment income	$40,859

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$4,427,482
Futures	(27,605)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(4,978,245)
Futures	(679)

Net realized and unrealized gain (loss) on investments	(579,047)

Net Decrease in Net Assets Resulting from Operations	$(538,188)

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	11

State Street Premier Growth Equity V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2018	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$40,859	$112,102
Net realized gain (loss) on investments and futures	4,399,877	3,745,553
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(4,978,924)	4,967,942

Net increase (decrease) from operations	(538,188)	8,825,597

Distributions to shareholders:
Total distributions	(4,400,219)	(3,722,159)

Increase (decrease) in assets from operations and distributions	(4,938,407)	5,103,438

Share transactions:
Proceeds from sale of shares	175,763	664,651
Value of distributions reinvested	4,400,219	3,722,159
Cost of shares redeemed	(5,672,877)	(6,305,076)

Net increase (decrease) from share transactions	(1,096,895)	(1,918,266)

Total increase (decrease) in net assets	(6,035,302)	3,185,172

Net Assets
Beginning of year	36,403,947	33,218,775

End of year	$30,368,645	$36,403,947

Changes in Fund Shares
Shares sold	1,683	6,781
Issued for distributions reinvested	53,766	37,435
Shares redeemed	(54,267)	(63,263)

Net increase (decrease) in fund shares	1,182	(19,047)

For the year ended December 31, 2017, the source of distributions paid to shareholders was (See Note 10 in the Notes to Financial Statements):

Net investment income	$(112,086)
Net realized gains	(3,610,073)

Total distributions	(3,722,159)

Undistributed net investment income as of December 31, 2017:	$—

The accompanying Notes are an integral part of these financial statements.

12	Statements of Changes in Net Assets

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements — December 31, 2018

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the “Fund”), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2018, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(848)	$—	$(848)

Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Premier Growth Equity V.I.S. Fund
Futures contracts	$—	$—	$—	$(27,605)	$—	$(27,605)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Premier Growth Equity V.I.S. Fund
Futures contracts	$—	$—	$—	$(679)	$—	$(679)

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included custody, fund accounting and sub-administration fees on the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2018 are disclosed in the Schedule of Investments.

Notes to Financial Statements	15

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2018 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$9,369,773	$14,022,828

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for character of distributions, futures contracts, return of capital distributions received, and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$95,684	$4,304,535	$4,400,219

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$159,229	$3,562,930	$3,722,159

At December 31, 2018 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late- Year Losses	Total

$106,541	$—	$306,823	$8,135,692	$—	$8,549,056

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$22,276,051	$9,790,417	$1,654,725	$8,135,692

16	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2018.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	New and Recent Accounting Pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	17

State Street Premier Growth Equity V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of State Street Premier Growth Equity V.I.S. Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Premier Growth Equity V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2019

18	Report of Independent Registered Public Accounting Firm

State Street Premier Growth Equity V.I.S. Fund

Tax Information — December 31, 2018 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2018.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2018 in the amount of $ 4,304,535.

Tax Information	19

State Street Premier Growth Equity V.I.S. Fund

Special Meeting of Shareholders — Voting Results (Unaudited)

A special meeting of shareholders of State Street Variable Insurance Series Funds, Inc. (the “Company”) was held on January 10, 2019 to elect the following six nominees as Directors of the Company: Michael F. Holland, Michael A. Jessee, Ellen M. Needham, Patrick J. Riley, Richard D. Shirk and Rina K. Spence. At the meeting the following votes were recorded:

Nominee	Shares For	Shares Withheld
Michael F. Holland	91,260,156.834	2,655,810.669
Michael A. Jessee	91,345,936.433	2,570,031.070
Ellen M. Needham	91,642,423.619	2,273,543.884
Patrick J. Riley	91,136,965.946	2,779,001.557
Richard D. Shirk	91,293,712.247	2,622,255.256
Rina K. Spence	90,957,562.624	2,958,404.879

The other Directors whose term of office continued after the meeting are as follows: Jeanne M. La Porta, John R. Costantino and Donna M. Rapaccioli.

20	Special Meeting of Shareholders — Voting Results

State Street Premier Growth Equity V.I.S. Fund

Other Information — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007 – 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1997	Managing General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Director of Kleinfeld Bridal Corp. (March 2016 – present);Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 1/12	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – present).

Other Information	21

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	67	None

22	Other Information

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1)
Jeanne M. La Porta(2) SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director and President	Time Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.	18	None

Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Time Indefinite Elected: 1/19	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. La Porta is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.
(3)	Ms. Needham is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.

Other Information	23

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Treasurer	Term: Indefinite Elected: 6/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Assistant Treasurer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Assistant Treasurer	Term: Indefinite Elected: 6/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 6/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Assistant Treasurer	Term: Indefinite Elected: 3/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

24	Other Information

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 3/17	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	25

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam or (iii) on the SEC’s website at www.sec.gov.

26	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2018

State Street Income V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

State Street Income V.I.S. Fund

Annual Report

December 31, 2018

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Income V.I.S. Fund

Notes to Performance — December 31, 2018 (Unaudited)

The information provided on the performance pages relates to the State Street Income V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.

The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Income V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2018 (Unaudited)

The State Street Income V.I.S. Fund (the “Fund”) seeks to provide the maximum income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was -1.42% and the Index was 0.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The primary drivers of underperformance were the Fund’s over-weights to both high yield and investment grade corporates. The Fund’s underweight to mortgage backed securities offset some underperformance versus the Index.

We expected the credit and economics cycles to continue, which they have. However, trade tensions between the U.S. & China, BREXIT, equity and commodity volatility weighed heavily on the credit markets causing high yield and investment grade corporate spreads to widen 183bps (108bps in December alone) and 47bps, respectively, negatively impacting the Fund’s performance.

The Fund had a large underweight in our mortgage backed securities position anticipating volatility in that asset class as the Federal Reserve would begin reducing its balance sheet exposure. Mortgage spreads did widen in the fourth quarter and the Fund pared its position still maintaining an underweight. This activity provided positive excess returns.

The Fund used treasury futures, interest rate swaps and other derivatives in order to actively manage duration during the Reporting Period. The Fund’s use of these derivatives contributed to fund liquidity and key rate exposure management versus utilizing cash instruments only.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2018	$1,000.00	$1,000.00
Ending Account Value December 31, 2018	$1,011.30	$1,022.58
Expenses Paid During Period*	$2.64	$2.65

*

Expenses are equal to the Fund’s annualized expense ratio of 0.52%** (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund

Performance Summary — December 31, 2018 (Unaudited)

Quality Ratings

as of December 31, 2018 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	19.0%

Aa / AA	46.2%

A / A	6.1%

Baa / BBB	19.4%

Ba / BB and lower	8.6%

NR / Other	0.7%

100.0%

Sector Allocation

Portfolio composition as a % of Fair Value of $21,172 (in thousands) as of December 31, 2018 (a)(b)

Average Annual Total Return for the periods ended December 31, 2018

Class 1 Shares (Inception date: 1/03/95)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Income V.I.S. Fund	-1.42%	1.87%	3.59%	$14,232
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%	$14,075

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Performance Summary, continued — December 31, 2018 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund

Schedule of Investments — December 31, 2018

	Principal Amount ($)	Fair Value $

Bonds and Notes - 96.4%†
U.S. Treasuries - 27.5%
U.S. Treasury Bonds 2.25% 08/15/46 (a)	135,000	115,360
3.13% 05/15/48	135,000	137,566
3.75% 11/15/43 (a)	69,000	77,919
4.50% 02/15/36 (a)	71,400	88,011
U.S. Treasury Notes 1.38% 12/15/19 (a)	726,400	717,794
1.50% 11/30/19 - 08/15/20 (a)	1,303,100	1,288,203
2.25% 03/31/20 (a)	1,498,600	1,492,602
2.75% 11/15/23	305,600	308,991
2.88% 11/30/25	685,600	697,943
2.88% 08/15/28 (a)	216,700	220,053

		5,144,442

Agency Mortgage Backed - 21.7%
Federal Home Loan Mortgage Corp. 4.05% 09/25/28 (a)(b)	86,000	90,572
4.50% 06/01/33 - 02/01/35 (a)	4,122	4,313
5.00% 07/01/35 (a)	35,650	37,921
5.50% 05/01/20 - 01/01/38 (a)	42,741	45,917
6.00% 07/01/19 - 11/01/37 (a)	113,566	123,579
6.50% 02/01/29 (a)	57	63
6.93% 06/01/26 (a)(c)	60,000	76,027
7.00% 06/01/29 - 08/01/36 (a)	25,127	27,790
7.50% 01/01/30 - 09/01/33 (a)	4,121	4,443
8.00% 11/01/30 (a)	4,932	5,367
8.50% 04/01/30 (a)	4,501	5,503
Federal National Mortgage Assoc. 3.50% 08/01/45 (a)	16,928	16,982
4.00% 05/01/19 - 03/01/41 (a)	153,941	158,440
4.50% 05/01/19 - 02/01/40 (a)	41,777	43,571
5.00% 03/01/34 - 08/01/35 (a)	48,291	51,413
5.50% 06/01/20 - 01/01/39 (a)	162,805	174,936
6.00% 10/01/19 - 07/01/35 (a)	172,133	188,631
6.50% 10/01/28 - 08/01/34 (a)	25,352	27,295
7.00% 01/01/30 - 02/01/34 (a)	5,869	6,262
7.50% 11/01/22 - 12/01/33 (a)	18,996	20,121
8.00% 08/01/25 - 10/01/31 (a)	8,392	9,154
9.00% 12/01/22 (a)	268	282
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 3.97% 04/01/37 (a)(b)	940	962
Federal National Mortgage Assoc. TBA
2.50% TBA (d)	354,000	345,814
3.00% TBA (d)	547,232	536,068
3.50% TBA (d)	414,000	413,870
4.00% TBA (d)	393,000	400,620
4.50% TBA (d)	33,000	34,162

	Principal Amount ($)	Fair Value $
Government National Mortgage Assoc. 4.00% 01/20/41 - 04/20/43 (a)	137,436	142,017
4.50% 08/15/33 - 03/20/41 (a)	101,091	105,802
6.00% 04/15/27 - 04/15/34 (a)	86,906	96,160
6.50% 04/15/19 - 08/15/34 (a)	38,137	41,390
7.00% 01/15/28 - 10/15/36 (a)	26,557	28,709
7.50% 11/15/31 (a)	205	205
9.00% 12/15/21 (a)	135	141
Government National Mortgage Assoc. 1.50% + 1 year CMT 3.13% 12/20/24 (a)(b)	793	806
3.38% 02/20/23 - 02/20/26 (a)(b)	2,394	2,415
Government National Mortgage Assoc. TBA 3.00% TBA (d)	183,000	180,164
3.50% TBA (d)	591,000	595,078

		4,042,965

Agency Collateralized Mortgage Obligations - 0.9%
Federal Home Loan Mortgage Corp. 0.08% 09/25/43 (a)(b)(e)	449,429	1,159
3.86% 11/25/28 (b)	36,000	37,381
4.06% 10/25/28 (b)	62,000	65,314
Federal Home Loan Mortgage Corp. REMIC
3.50% 09/15/29 - 11/15/30 (a)(e)	45,147	3,460
5.50% 06/15/33 (a)(e)	20,384	4,016
7.50% 07/15/27 (a)(e)	1,900	375
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 4.14% 08/15/25 (a)(b)(e)	20,273	1,045
Federal Home Loan Mortgage Corp. STRIPS 1.47% 08/01/27 (f)(g)	231	203
8.00% 02/01/23 (e)	238	27
8.00% 07/01/24 (a)(e)	445	68
Federal National Mortgage Assoc. REMIC 0.51% 12/25/22 (a)(f)(g)	10	10
1.10% 12/25/42 (a)(b)(e)	23,805	1,734
5.00% 09/25/40 (a)(e)	19,900	2,149
7.00% 09/25/20 (a)	47	53
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 3.49% 07/25/38 (a)(b)(e)	7,058	921
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR 3.69% 06/25/48 (b)(e)	161,864	26,495

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Federal National Mortgage Assoc. STRIPS 1.87% 12/25/34 (a)(f)(g)	16,663	13,916
4.50% 08/25/35 - 01/25/36 (a)(e)	20,878	2,592
5.00% 03/25/38 - 05/25/38 (a)(e)	11,651	2,492
5.50% 12/25/33 (a)(e)	5,072	1,115
6.00% 01/25/35 (a)(e)	8,415	1,955
7.50% 11/25/23 (a)(e)	3,120	378
8.00% 08/25/23 - 07/25/24 (a)(e)	1,369	193
Government National Mortgage Assoc. REMIC 4.50% 08/16/39 (a)(e)	14,017	1,015
5.00% 09/20/38 (a)(e)	4,242	127
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR 4.34% 01/16/40 (a)(b)(e)	23,781	3,969

		172,162

Asset Backed - 2.5%
American Express Credit Account Master Trust 2017-6 2.04% 05/15/23 (a)	124,437	122,586
American Express Credit Account Master Trust 2018-8 3.18% 04/15/24	104,000	104,760
BA Credit Card Trust 2018-A1 2.70% 07/17/23	44,000	43,819
Citibank Credit Card Issuance Trust 2016-A1 1.75% 11/19/21 (a)	200,000	197,921

		469,086

Corporate Notes - 39.5%
1011778 BC ULC/New Red Finance Inc. 4.25% 05/15/24 (a)(h)	7,000	6,428
21st Century Fox America Inc. 3.38% 11/15/26 (a)	5,000	4,932
4.50% 02/15/21 (a)	7,000	7,181
4.75% 11/15/46 (a)	4,000	4,270
6.65% 11/15/37 (a)	8,000	10,290
Abbott Laboratories 2.90% 11/30/21 (a)	15,000	14,859
3.75% 11/30/26 (a)	8,000	7,906
4.90% 11/30/46 (a)	10,000	10,512
AbbVie Inc. 3.20% 05/14/26 (a)	4,000	3,705
4.45% 05/14/46 (a)	11,000	9,669
4.88% 11/14/48 (a)	3,000	2,800
Acadia Healthcare Company Inc. 6.50% 03/01/24 (a)	20,000	19,253

	Principal Amount ($)	Fair Value $
Activision Blizzard Inc. 2.30% 09/15/21 (a)	37,000	36,010
AES Corp. 4.88% 05/15/23 (a)	22,000	21,514
Aetna Inc. 3.50% 11/15/24 (a)	10,000	9,656
Aflac Inc. 4.00% 10/15/46 (a)	3,000	2,756
Alexandria Real Estate Equities Inc. 4.70% 07/01/30 (a)	3,000	3,038
Alimentation Couche-Tard Inc. 2.70% 07/26/22 (a)(h)	10,000	9,668
4.50% 07/26/47 (a)(h)	4,000	3,639
Allergan Finance LLC
3.25% 10/01/22 (a)	8,000	7,792
4.63% 10/01/42 (a)	2,000	1,834
Allergan Funding SCS 3.00% 03/12/20 (a)	24,000	23,907
3.45% 03/15/22 (a)	12,000	11,811
Allergan Sales LLC 5.00% 12/15/21 (a)(h)	24,000	24,705
Altria Group Inc. 2.95% 05/02/23 (a)	5,000	4,754
4.50% 05/02/43 (a)	3,000	2,497
Amazon.com Inc. 2.80% 08/22/24 (a)	5,000	4,860
3.15% 08/22/27 (a)	4,000	3,859
3.88% 08/22/37 (a)	2,000	1,945
4.05% 08/22/47 (a)	5,000	4,900
4.25% 08/22/57 (a)	5,000	4,934
Ameren Corp. 3.65% 02/15/26 (a)	5,000	4,919
American Axle & Manufacturing Inc. 6.25% 04/01/25 (a)	16,000	14,556
American Campus Communities Operating Partnership LP 4.13% 07/01/24 (a)	4,000	4,012
American Express Co. 3.00% 10/30/24 (a)	14,000	13,395
American International Group Inc. 4.50% 07/16/44 (a)	9,000	8,000
6.40% 12/15/20 (a)	7,000	7,387
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter) 5.75% 04/01/48 (a)(b)	6,000	5,251
American Tower Corp. (REIT) 3.38% 10/15/26 (a)	5,000	4,658
3.40% 02/15/19 (a)	36,000	35,980

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

American Water Capital Corp. 2.95% 09/01/27 (a)	11,000	10,367
Amgen Inc.
2.20% 05/22/19 (a)	38,000	37,862
2.65% 05/11/22 (a)	15,000	14,665
3.20% 11/02/27 (a)	5,000	4,700
4.56% 06/15/48 (a)	8,000	7,673
AMN Healthcare Inc. 5.13% 10/01/24 (a)(h)	23,000	22,030
Anadarko Petroleum Corp. 4.85% 03/15/21 (a)	3,000	3,064
6.20% 03/15/40 (a)	5,000	5,223
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 5.20% 12/01/47 (a)	3,000	2,697
5.25% 01/15/25 (a)	66,000	65,916
5.50% 10/15/19 (a)	24,000	24,220
6.25% 10/15/22 (a)	16,000	16,309
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 4.70% 02/01/36 (a)(h)	8,000	7,381
4.90% 02/01/46 (a)(h)	9,000	8,328
Anheuser-Busch InBev Worldwide Inc. 2.50% 07/15/22 (a)	31,000	29,590
4.00% 04/13/28 (a)	4,000	3,826
4.38% 04/15/38 (a)	20,000	17,899
4.60% 04/15/48 (a)	9,000	8,054
4.75% 04/15/58 (a)	7,000	6,087
Anthem Inc. 3.30% 01/15/23 (a)	6,000	5,904
Apache Corp. 4.38% 10/15/28 (a)	3,000	2,800
5.10% 09/01/40 (a)	7,000	6,322
Apple Inc. 2.50% 02/09/22 (a)	9,000	8,872
2.85% 05/11/24 (a)	7,000	6,824
3.35% 02/09/27 (a)	7,000	6,838
3.45% 02/09/45 (a)	15,000	13,290
3.85% 08/04/46 (a)	7,000	6,585
4.25% 02/09/47 (a)	7,000	7,006
Applied Materials Inc. 4.35% 04/01/47 (a)	6,000	5,868
Aptiv PLC 4.40% 10/01/46 (a)	7,000	6,201
Aramark Services Inc. 5.00% 02/01/28 (a)(h)	14,000	13,093
Archer-Daniels-Midland Co. 2.50% 08/11/26 (a)	8,000	7,302
Arconic Inc. 5.13% 10/01/24 (a)	16,000	15,407
6.15% 08/15/20 (a)	5,000	5,101

	Principal Amount ($)	Fair Value $
Ascension Health 4.85% 11/15/53 (a)	10,000	10,831
Ashland LLC 4.75% 08/15/22 (a)	7,000	6,881
AstraZeneca PLC 2.38% 11/16/20 (a)	8,000	7,866
3.38% 11/16/25 (a)	4,000	3,874
3.50% 08/17/23 (a)	6,000	5,943
4.00% 01/17/29 (a)	3,000	2,980
4.38% 08/17/48 (a)	5,000	4,743
AT&T Inc. 3.00% 06/30/22 (a)	10,000	9,761
3.80% 03/15/22 (a)	15,000	15,063
4.10% 02/15/28	9,000	8,653
4.45% 04/01/24 (a)	9,000	9,132
4.50% 05/15/35 (a)	12,000	10,878
4.55% 03/09/49 (a)	4,000	3,446
4.75% 05/15/46 (a)	4,000	3,556
4.80% 06/15/44 (a)	7,000	6,279
5.00% 03/01/21 (a)	12,000	12,409
5.15% 11/15/46	2,000	1,862
5.25% 03/01/37 (a)	5,000	4,902
5.45% 03/01/47 (a)	7,000	6,826
Athene Holding Ltd. 4.13% 01/12/28 (a)	4,000	3,632
Avangrid Inc. 3.15% 12/01/24 (a)	16,000	15,433
Bank of America Corp. 2.65% 04/01/19 (a)	23,000	22,973
3.95% 04/21/25 (a)	11,000	10,660
4.25% 10/22/26 (a)	18,000	17,510
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter) 2.37% 07/21/21 (a)(b)	14,000	13,762
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12% 01/20/23 (a)(b)	14,000	13,757
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter) 3.37% 01/23/26 (a)(b)	21,000	20,074
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter) 3.42% 12/20/28 (a)(b)	16,000	14,900

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter) 3.95% 01/23/49 (a)(b)	9,000	8,011
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter) 4.24% 04/24/38 (a)(b)	13,000	12,325
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter) 4.27% 07/23/29 (a)(b)	3,000	2,984
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter) 4.34% 10/05/28 (a)(b)	18,000	17,920
Barrick North America Finance LLC 5.70% 05/30/41 (a)	3,000	3,167
BAT Capital Corp. 2.30% 08/14/20	31,000	30,270
2.76% 08/15/22	9,000	8,496
3.56% 08/15/27	15,000	13,295
4.39% 08/15/37	3,000	2,465
4.54% 08/15/47	4,000	3,201
Bausch Health Companies Inc. 7.00% 03/15/24 (a)(h)	37,000	37,478
Baxalta Inc. 2.88% 06/23/20 (a)	5,000	4,946
Bayer US Finance II LLC 4.70% 07/15/64 (a)(h)	5,000	4,155
Becton Dickinson and Co. 2.89% 06/06/22 (a)	14,000	13,554
3.70% 06/06/27 (a)	23,000	21,784
3.73% 12/15/24 (a)	2,000	1,934
4.67% 06/06/47 (a)	3,000	2,823
4.69% 12/15/44 (a)	2,000	1,882
Berkshire Hathaway Energy Co. 2.40% 02/01/20 (a)	17,000	16,887
3.25% 04/15/28 (a)	4,000	3,807
3.80% 07/15/48 (a)	5,000	4,472
6.13% 04/01/36 (a)	5,000	5,963
Berry Global Inc. 5.13% 07/15/23 (a)	25,000	24,755
Biogen Inc. 2.90% 09/15/20 (a)	7,000	6,955
BNP Paribas S.A. 5.00% 01/15/21 (a)	7,000	7,230
Boston Scientific Corp. 4.00% 03/01/28 (a)	5,000	4,865

	Principal Amount ($)	Fair Value $
BP Capital Markets America Inc. 3.02% 01/16/27	28,000	26,284
3.22% 11/28/23	19,000	18,748
Brighthouse Financial Inc. 3.70% 06/22/27 (a)	2,000	1,690
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20% 01/15/21 (a)	7,000	6,841
2.65% 01/15/23 (a)	3,000	2,780
3.13% 01/15/25 (a)	3,000	2,692
3.88% 01/15/27 (a)	2,000	1,793
Brown-Forman Corp. 4.00% 04/15/38 (a)	2,000	1,956
Buckeye Partners LP 5.60% 10/15/44 (a)	7,000	6,030
Bunge Limited Finance Corp. 3.75% 09/25/27 (a)	3,000	2,667
Burlington Northern Santa Fe LLC 3.75% 04/01/24	18,000	18,457
4.15% 12/15/48 (a)	8,000	7,808
Campbell Soup Co. 3.30% 03/15/21 (a)	18,000	17,900
Canadian Natural Resources Ltd. 3.85% 06/01/27 (a)	3,000	2,838
4.95% 06/01/47 (a)	2,000	1,924
Capital One Financial Corp. 3.75% 07/28/26 (a)	5,000	4,570
4.20% 10/29/25 (a)	5,000	4,807
Cardinal Health Inc. 2.62% 06/15/22 (a)	6,000	5,787
3.08% 06/15/24 (a)	4,000	3,778
Caterpillar Financial Services Corp. 2.55% 11/29/22 (a)	19,000	18,448
Caterpillar Inc. 3.80% 08/15/42 (a)	4,000	3,727
Catholic Health Initiatives 4.35% 11/01/42 (a)	16,000	14,195
CBL & Associates LP 4.60% 10/15/24 (a)	26,000	19,161
CBS Corp. 2.50% 02/15/23 (a)	5,000	4,707
2.90% 01/15/27 (a)	5,000	4,420
CCO Holdings LLC/CCO Holdings Capital Corp. 5.00% 02/01/28 (a)(h)	23,000	21,158
Celgene Corp. 3.45% 11/15/27 (a)	2,000	1,821
4.55% 02/20/48 (a)	9,000	7,822
5.00% 08/15/45 (a)	5,000	4,616
Cenovus Energy Inc. 4.25% 04/15/27 (a)	2,000	1,821

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

4.45% 09/15/42 (a)	2,000	1,535
5.40% 06/15/47 (a)	3,000	2,585
CenterPoint Energy Inc. 2.50% 09/01/22 (a)	21,000	20,070
3.60% 11/01/21	10,000	9,993
CenturyLink Inc. 5.63% 04/01/25 (a)	7,000	6,168
5.80% 03/15/22 (a)	15,000	14,406
CF Industries Inc. 7.13% 05/01/20 (a)	16,000	16,463
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58% 07/23/20 (a)	16,000	15,980
4.91% 07/23/25 (a)	5,000	4,963
5.38% 05/01/47 (a)	7,000	6,295
5.75% 04/01/48 (a)	3,000	2,807
6.38% 10/23/35 (a)	3,000	3,073
6.48% 10/23/45 (a)	5,000	5,080
Chevron Corp. 2.42% 11/17/20 (a)	7,000	6,936
3.19% 06/24/23 (a)	4,000	3,993
Church & Dwight Company Inc. 2.45% 08/01/22 (a)	7,000	6,759
Cigna Corp. 4.13% 11/15/25 (a)(h)	13,000	12,972
4.38% 10/15/28 (a)(h)	3,000	3,014
4.80% 08/15/38 (a)(h)	3,000	2,951
4.90% 12/15/48 (a)(h)	3,000	2,934
Cigna Corp. 3.20% 09/17/20 (a)(h)	17,000	16,935
3.40% 09/17/21 (a)(h)	9,000	8,982
3.75% 07/15/23 (a)(h)	6,000	5,985
Cigna Holding Co. 3.25% 04/15/25 (a)	9,000	8,563
3.88% 10/15/47 (a)	6,000	5,030
Cimarex Energy Co. 3.90% 05/15/27 (a)	2,000	1,864
Cinemark USA Inc. 4.88% 06/01/23 (a)	18,000	17,280
Cisco Systems Inc. 5.90% 02/15/39 (a)	5,000	6,178
Citigroup Inc. 2.70% 10/27/22 (a)	10,000	9,637
2.75% 04/25/22	32,000	31,073
2.90% 12/08/21 (a)	16,000	15,713
4.40% 06/10/25 (a)	5,000	4,912
4.45% 09/29/27 (a)	4,000	3,856
4.65% 07/23/48 (a)	16,000	15,645
4.75% 05/18/46 (a)	9,000	8,345

	Principal Amount ($)	Fair Value $
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88% 07/24/23 (a)(b)	8,000	7,734
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter) 3.88% 01/24/39 (a)(b)	7,000	6,259
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter) 4.28% 04/24/48 (a)(b)	11,000	10,263
CME Group Inc. 3.75% 06/15/28 (a)	2,000	2,026
CMS Energy Corp. 4.88% 03/01/44 (a)	21,000	22,092
CNA Financial Corp. 3.45% 08/15/27 (a)	5,000	4,651
5.88% 08/15/20 (a)	32,000	33,185
CNH Industrial Capital LLC 3.38% 07/15/19 (a)	10,000	9,973
4.38% 11/06/20 (a)	8,000	8,044
4.88% 04/01/21 (a)	10,000	10,083
CNH Industrial N.V. 4.50% 08/15/23 (a)	13,000	13,086
Columbia Pipeline Group Inc. 3.30% 06/01/20 (a)	11,000	10,965
Comcast Corp. 3.38% 08/15/25 (a)	5,000	4,872
3.97% 11/01/47 (a)	25,000	22,447
4.15% 10/15/28 (a)	23,000	23,345
4.20% 08/15/34 (a)	4,000	3,862
4.25% 10/15/30 (a)	7,000	7,076
4.60% 08/15/45 (a)	3,000	2,961
4.70% 10/15/48 (a)	4,000	4,048
Conagra Brands Inc. 3.80% 10/22/21 (a)	18,000	18,000
4.30% 05/01/24 (a)	19,000	18,902
5.30% 11/01/38 (a)	3,000	2,841
5.40% 11/01/48 (a)	7,000	6,455
Conagra Brands Inc. 0.75% + 3 month USD LIBOR 3.22% 10/22/20 (a)(b)	13,000	12,933
Concho Resources Inc. 3.75% 10/01/27 (a)	3,000	2,828
4.30% 08/15/28 (a)	9,000	8,805
4.88% 10/01/47 (a)	4,000	3,817
ConocoPhillips Co. 4.30% 11/15/44 (a)	8,000	7,890
Consolidated Edison Company of New York Inc. 2.90% 12/01/26 (a)	14,000	13,153
3.88% 06/15/47 (a)	4,000	3,666

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Constellation Brands Inc. 2.70% 05/09/22 (a)	9,000	8,690
4.50% 05/09/47 (a)	3,000	2,688
Continental Resources Inc. 4.50% 04/15/23 (a)	8,000	7,853
Corning Inc. 4.38% 11/15/57 (a)	6,000	5,036
Corporation Andina de Fomento 2.20% 07/18/20 (a)	16,000	15,757
4.38% 06/15/22 (a)	69,000	71,524
Crane Co. 4.20% 03/15/48 (a)	5,000	4,630
CSX Corp. 4.50% 08/01/54 (a)	11,000	10,416
CVS Health Corp. 2.25% 08/12/19 (a)	17,000	16,908
3.13% 03/09/20 (a)	51,000	50,900
3.35% 03/09/21 (a)	34,000	33,897
3.70% 03/09/23 (a)	7,000	6,931
3.88% 07/20/25 (a)	5,000	4,876
4.10% 03/25/25 (a)	9,000	8,908
4.30% 03/25/28 (a)	2,000	1,957
4.78% 03/25/38 (a)	2,000	1,922
5.00% 12/01/24 (a)	8,000	8,330
5.05% 03/25/48 (a)	6,000	5,854
D.R. Horton Inc. 2.55% 12/01/20 (a)	16,000	15,592
Dana Financing Luxembourg Sarl 6.50% 06/01/26 (a)(h)	15,000	14,406
Dell International LLC/EMC Corp. 3.48% 06/01/19 (a)(h)	32,000	31,924
5.45% 06/15/23 (a)(h)	5,000	5,095
6.02% 06/15/26 (a)(h)	5,000	5,024
8.10% 07/15/36 (a)(h)	2,000	2,164
8.35% 07/15/46 (a)(h)	4,000	4,333
Deutsche Bank AG 2.70% 07/13/20 (a)	16,000	15,518
Devon Energy Corp. 4.00% 07/15/21 (a)	20,000	20,044
5.00% 06/15/45 (a)	6,000	5,307
Diageo Investment Corp. 2.88% 05/11/22 (a)	20,000	19,773
Diamondback Energy Inc. 4.75% 11/01/24 (a)(h)	20,000	19,306
Discovery Communications LLC 2.20% 09/20/19 (a)	13,000	12,884
3.95% 03/20/28 (a)	5,000	4,634
5.00% 09/20/37 (a)	3,000	2,771
5.20% 09/20/47 (a)	2,000	1,842
DISH DBS Corp. 5.88% 07/15/22 (a)	12,000	10,992

	Principal Amount ($)	Fair Value $
Dollar Tree Inc. 3.70% 05/15/23 (a)	7,000	6,860
4.00% 05/15/25 (a)	7,000	6,728
Dominion Energy Inc. 2.58% 07/01/20 (a)	11,000	10,835
DowDuPont Inc. 3.77% 11/15/20 (a)	32,000	32,295
5.32% 11/15/38 (a)	6,000	6,187
5.42% 11/15/48 (a)	6,000	6,248
DTE Energy Co. 2.85% 10/01/26 (a)	10,000	9,203
3.85% 12/01/23 (a)	8,000	8,041
Duke Energy Carolinas LLC 3.95% 03/15/48 (a)	5,000	4,783
Duke Energy Corp. 1.80% 09/01/21	13,000	12,423
3.55% 09/15/21	8,000	8,022
3.75% 09/01/46 (a)	3,000	2,608
Duke Energy Progress LLC 4.15% 12/01/44 (a)	11,000	10,730
Duke Realty LP 3.25% 06/30/26 (a)	4,000	3,800
3.38% 12/15/27 (a)	3,000	2,847
Duquesne Light Holdings Inc. 3.62% 08/01/27 (a)(h)	11,000	10,353
Eastman Chemical Co. 3.50% 12/01/21 (a)	10,000	10,048
3.60% 08/15/22 (a)	9,000	8,992
4.50% 01/15/21 (a)	18,000	18,256
Eaton Corp. 3.10% 09/15/27 (a)	4,000	3,774
Ecolab Inc. 3.25% 12/01/27 (a)	2,000	1,922
3.95% 12/01/47 (a)	4,000	3,756
Ecopetrol S.A. 5.88% 05/28/45 (a)	16,000	15,100
Edison International 4.13% 03/15/28 (a)	8,000	7,586
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR 3.07% 05/01/20 (a)(b)	13,000	13,012
Electricite de France S.A. 2.15% 01/22/19 (a)(h)	46,000	45,968
Eli Lilly & Co. 3.70% 03/01/45 (a)	2,000	1,882
EMC Corp. 2.65% 06/01/20 (a)	39,000	37,452
Emera US Finance LP 4.75% 06/15/46 (a)	3,000	2,884
Enbridge Energy Partners LP 5.50% 09/15/40 (a)	4,000	4,110
Encana Corp. 3.90% 11/15/21 (a)	16,000	15,996

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Energy Transfer LP 4.25% 03/15/23 (a)	8,000	7,715
5.88% 01/15/24 (a)	84,000	85,603
7.50% 10/15/20 (a)	14,000	14,630
Energy Transfer Operating LP 4.95% 06/15/28 (a)	4,000	3,924
Energy Transfer Operating LP 5.80% 06/15/38 (a)	5,000	4,840
6.13% 12/15/45 (a)	3,000	2,909
6.50% 02/01/42 (a)	8,000	8,067
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50% 11/01/23 (a)	4,000	3,990
EnLink Midstream Partners LP 4.15% 06/01/25 (a)	15,000	13,500
Entergy Louisiana LLC 3.05% 06/01/31 (a)	10,000	9,023
4.00% 03/15/33 (a)	3,000	3,023
Enterprise Products Operating LLC 4.25% 02/15/48 (a)	19,000	16,999
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter) 5.25% 08/16/77 (a)(b)	7,000	5,834
EOG Resources Inc. 4.10% 02/01/21 (a)	16,000	16,215
EPR Properties 4.95% 04/15/28 (a)	4,000	3,960
EQM Midstream Partners LP 4.75% 07/15/23 (a)	2,000	1,990
5.50% 07/15/28 (a)	2,000	1,964
EQT Corp. 3.90% 10/01/27 (a)	4,000	3,459
ERP Operating LP 4.50% 07/01/44 (a)	9,000	9,056
Exelon Corp. 3.50% 06/01/22 (a)	11,000	10,749
4.45% 04/15/46 (a)	7,000	6,667
Express Scripts Holding Co. 3.40% 03/01/27 (a)	5,000	4,639
Exxon Mobil Corp. 2.22% 03/01/21 (a)	11,000	10,861
FedEx Corp. 4.10% 02/01/45 (a)	14,000	12,027
FirstEnergy Corp. 3.90% 07/15/27 (a)	2,000	1,937
4.85% 07/15/47 (a)	5,000	4,982
Florida Power & Light Co. 4.13% 02/01/42 (a)	17,000	17,105
Ford Motor Co. 4.35% 12/08/26 (a)	8,000	7,140

	Principal Amount ($)	Fair Value $
Frontier Communications Corp. 7.13% 03/15/19 (a)	19,000	18,390
General Dynamics Corp. 2.13% 08/15/26 (a)	15,000	13,535
2.88% 05/11/20 (a)	18,000	18,012
3.00% 05/11/21 (a)	24,000	24,024
3.50% 05/15/25 (a)	6,000	6,010
General Mills Inc. 3.20% 04/16/21 (a)	15,000	14,917
3.70% 10/17/23 (a)	5,000	4,977
4.55% 04/17/38 (a)	2,000	1,831
4.70% 04/17/48 (a)	3,000	2,730
General Motors Co. 5.20% 04/01/45 (a)	3,000	2,488
5.40% 04/01/48 (a)	2,000	1,754
General Motors Financial Company Inc. 2.35% 10/04/19 (a)	17,000	16,814
3.15% 01/15/20 (a)	22,000	21,859
3.20% 07/13/20 (a)	9,000	8,908
3.45% 01/14/22	20,000	19,355
3.55% 04/09/21 (a)	24,000	23,702
5.25% 03/01/26 (a)	19,000	18,649
Georgia-Pacific LLC 3.60% 03/01/25 (a)(h)	5,000	4,999
Gilead Sciences Inc. 2.55% 09/01/20 (a)	7,000	6,942
2.95% 03/01/27 (a)	3,000	2,789
3.50% 02/01/25 (a)	4,000	3,907
3.65% 03/01/26 (a)	2,000	1,963
4.15% 03/01/47 (a)	9,000	8,264
GlaxoSmithKline Capital Inc. 3.38% 05/15/23 (a)	9,000	9,045
3.63% 05/15/25 (a)	6,000	6,034
GlaxoSmithKline Capital PLC 3.13% 05/14/21 (a)	12,000	12,016
Glencore Finance Canada Ltd. 4.95% 11/15/21 (a)(h)	7,000	7,176
Glencore Funding LLC 2.50% 01/15/19 (a)(h)	33,000	32,990
Gray Escrow Inc. 7.00% 05/15/27 (a)(h)	9,000	8,762
H&E Equipment Services Inc. 5.63% 09/01/25 (a)	27,000	24,741
Halliburton Co. 3.80% 11/15/25 (a)	5,000	4,848
5.00% 11/15/45 (a)	6,000	5,888
HCA Inc. 4.75% 05/01/23 (a)	40,000	39,393
5.88% 02/15/26	8,000	8,028
HD Supply Inc. 5.38% 10/15/26 (a)(h)	7,000	6,790

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Hess Corp. 5.60% 02/15/41 (a)	4,000	3,521
5.80% 04/01/47 (a)	2,000	1,798
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (a)	5,000	4,679
Highwoods Realty LP 4.13% 03/15/28 (a)	7,000	6,869
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/01/25 (a)(h)	24,000	21,386
6.25% 11/01/28 (a)(h)	5,000	4,396
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter) 6.50% 12/31/99 (a)(b)	15,000	13,745
Hughes Satellite Systems Corp. 6.63% 08/01/26 (a)	7,000	6,431
Hyundai Capital America 3.10% 04/05/22 (a)(h)	7,000	6,839
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.00% 08/01/20 (a)	24,000	23,962
Ingersoll-Rand Luxembourg Finance S.A. 3.55% 11/01/24 (a)	7,000	6,933
Intel Corp. 2.60% 05/19/26 (a)	10,000	9,389
2.88% 05/11/24 (a)	3,000	2,926
International Paper Co. 4.40% 08/15/47 (a)	7,000	5,932
Interstate Power & Light Co. 3.40% 08/15/25 (a)	8,000	7,752
j2 Cloud Services LLC/j2 Global Co-Obligor Inc. 6.00% 07/15/25 (a)(h)	14,000	13,714
Jabil Inc. 3.95% 01/12/28 (a)	4,000	3,551
JBS USA LUX S.A./JBS USA Finance Inc. 6.75% 02/15/28 (a)(h)	15,000	14,653
Jefferies Group LLC 5.13% 01/20/23 (a)	10,000	10,267
6.50% 01/20/43 (a)	16,000	15,651
Johnson & Johnson 3.63% 03/03/37 (a)	5,000	4,806
Johnson Controls International PLC 4.50% 02/15/47 (a)	5,000	4,606
JPMorgan Chase & Co. 2.30% 08/15/21 (a)	31,000	30,190
2.55% 10/29/20 (a)	20,000	19,767

	Principal Amount ($)	Fair Value $
3.13% 01/23/25	12,000	11,439
3.30% 04/01/26 (a)	5,000	4,758
3.63% 12/01/27 (a)	5,000	4,663
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter) 3.51% 01/23/29 (a)(b)	8,000	7,540
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88% 07/24/38 (a)(b)	4,000	3,621
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter) 3.90% 01/23/49 (a)(b)	4,000	3,513
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter) 4.01% 04/23/29 (a)(b)	4,000	3,924
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter) 4.03% 07/24/48 (a)(b)	5,000	4,483
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter) 4.63% 12/31/99 (a)(b)	12,000	10,271
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10% 10/29/49 (a)(b)	45,000	44,668
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR 5.99% 12/29/49 (a)(b)	11,000	10,863
Keurig Dr Pepper Inc. 3.55% 05/25/21 (a)(h)	51,000	50,931
4.06% 05/25/23 (a)(h)	9,000	8,973
4.50% 11/15/45 (a)	3,000	2,636
4.60% 05/25/28 (a)(h)	6,000	5,980
Kimberly-Clark Corp. 3.95% 11/01/28 (a)	18,000	18,513
Kinder Morgan Energy Partners LP 3.50% 03/01/21 (a)	24,000	23,920
4.70% 11/01/42 (a)	2,000	1,773
5.30% 09/15/20 (a)	8,000	8,223
6.38% 03/01/41 (a)	9,000	9,589

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Kinder Morgan Inc. 3.05% 12/01/19 (a)	8,000	7,953
4.30% 03/01/28 (a)	3,000	2,939
5.05% 02/15/46 (a)	9,000	8,368
5.55% 06/01/45 (a)	10,000	9,963
Kraft Heinz Foods Co. 4.38% 06/01/46 (a)	6,000	4,964
L Brands Inc. 5.25% 02/01/28 (a)	22,000	18,804
L3 Technologies Inc. 3.85% 12/15/26 (a)	8,000	7,737
Lamb Weston Holdings Inc. 4.63% 11/01/24 (a)(h)	23,000	22,418
Lee Enterprises Inc. 9.50% 03/15/22 (a)(h)	23,000	23,425
Lennar Corp. 4.75% 05/30/25 - 11/29/27 (a)	34,000	31,245
Lincoln National Corp. 3.63% 12/12/26 (a)	4,000	3,856
3.80% 03/01/28 (a)	4,000	3,853
4.35% 03/01/48 (a)	7,000	6,363
LYB International Finance BV 4.88% 03/15/44 (a)	5,000	4,549
Macy’s Retail Holdings Inc. 4.30% 02/15/43 (a)	4,000	2,954
Marathon Oil Corp. 2.70% 06/01/20 (a)	19,000	18,689
3.85% 06/01/25 (a)	8,000	7,501
Marsh & McLennan Companies Inc. 3.50% 03/10/25 (a)	7,000	6,845
Masco Corp. 3.50% 11/15/27 (a)	2,000	1,841
McDonald’s Corp. 3.70% 01/30/26 (a)	5,000	4,912
3.80% 04/01/28 (a)	11,000	10,783
4.88% 12/09/45 (a)	8,000	8,064
McKesson Corp. 3.65% 11/30/20	40,000	40,164
Medtronic Inc. 2.50% 03/15/20 (a)	18,000	17,922
4.63% 03/15/45 (a)	6,000	6,309
Memorial Sloan-Kettering Cancer Center 4.13% 07/01/52 (a)	17,000	16,866
Merck & Company Inc. 2.75% 02/10/25 (a)	7,000	6,773
MetLife Inc. 4.05% 03/01/45 (a)	3,000	2,771
4.72% 12/15/44 (a)	10,000	10,205
MGM Resorts International 4.63% 09/01/26 (a)	16,000	14,380

	Principal Amount ($)	Fair Value $
Microsoft Corp. 2.40% 08/08/26 (a)	8,000	7,462
3.45% 08/08/36 (a)	5,000	4,747
3.50% 02/12/35 (a)	3,000	2,881
3.70% 08/08/46 (a)	13,000	12,481
4.00% 02/12/55 (a)	7,000	6,893
4.10% 02/06/37 (a)	4,000	4,109
4.50% 02/06/57 (a)	3,000	3,229
Molina Healthcare Inc. 4.88% 06/15/25 (a)(h)	21,000	19,180
Molson Coors Brewing Co. 2.10% 07/15/21 (a)	11,000	10,598
4.20% 07/15/46 (a)	6,000	4,986
Morgan Stanley 2.45% 02/01/19 (a)	54,000	53,969
2.63% 11/17/21 (a)	26,000	25,356
2.65% 01/27/20 (a)	25,000	24,824
2.75% 05/19/22 (a)	34,000	33,047
3.70% 10/23/24 (a)	8,000	7,875
3.95% 04/23/27 (a)	41,000	38,610
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97% 07/22/38 (a)(b)	8,000	7,295
MPLX LP 3.38% 03/15/23 (a)	5,000	4,857
4.50% 04/15/38 (a)	4,000	3,513
4.70% 04/15/48 (a)	6,000	5,182
5.50% 02/15/49 (a)	8,000	7,754
Murphy Oil Corp. 5.75% 08/15/25 (a)	56,000	52,509
Mylan Inc. 5.20% 04/15/48 (a)(h)	5,000	4,256
Mylan N.V. 3.15% 06/15/21 (a)	9,000	8,821
3.95% 06/15/26 (a)	4,000	3,610
National Retail Properties Inc. 4.00% 11/15/25 (a)	8,000	7,926
Navient Corp. 6.75% 06/15/26 (a)	15,000	12,451
8.00% 03/25/20 (a)	16,000	16,273
Newell Brands Inc. 3.85% 04/01/23 (a)	7,000	6,909
Newfield Exploration Co. 5.38% 01/01/26 (a)	23,000	22,766
5.75% 01/30/22 (a)	20,000	20,300
Newmark Group Inc. 6.13% 11/15/23 (a)(h)	10,000	9,604
Newmont Mining Corp. 4.88% 03/15/42 (a)	7,000	6,618
Nexen Energy ULC 6.40% 05/15/37 (a)	7,000	8,571

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

NGPL PipeCo LLC 4.88% 08/15/27 (a)(h)	2,000	1,898
Noble Energy Inc. 3.90% 11/15/24 (a)	4,000	3,859
5.05% 11/15/44 (a)	3,000	2,612
Nordstrom Inc. 5.00% 01/15/44 (a)	2,000	1,719
Norfolk Southern Corp. 3.95% 10/01/42 (a)	6,000	5,493
Northern States Power Co. 2.20% 08/15/20 (a)	45,000	44,382
Northrop Grumman Corp. 2.08% 10/15/20 (a)	7,000	6,868
2.55% 10/15/22 (a)	5,000	4,842
3.25% 01/15/28 (a)	4,000	3,737
3.85% 04/15/45 (a)	4,000	3,530
4.03% 10/15/47 (a)	6,000	5,452
Novartis Capital Corp. 3.00% 11/20/25 (a)	3,000	2,908
Nucor Corp. 3.95% 05/01/28 (a)	6,000	5,939
4.13% 09/15/22 (a)	8,000	8,236
Nutrien Ltd. 4.00% 12/15/26 (a)	3,000	2,903
4.90% 06/01/43 (a)	6,000	5,755
Occidental Petroleum Corp. 4.10% 02/15/47 (a)	6,000	5,644
4.20% 03/15/48 (a)	3,000	2,865
Olin Corp. 5.00% 02/01/30 (a)	23,000	20,118
Omnicom Group Inc./Omnicom Capital Inc. 3.63% 05/01/22 (a)	13,000	12,825
Oncor Electric Delivery Company LLC 3.80% 09/30/47 (a)	2,000	1,885
Oracle Corp. 2.40% 09/15/23 (a)	4,000	3,840
3.25% 11/15/27 (a)	5,000	4,822
3.80% 11/15/37 (a)	3,000	2,803
4.00% 07/15/46 - 11/15/47 (a)	15,000	13,981
Oshkosh Corp. 5.38% 03/01/25 (a)	6,000	6,033
Owens Corning 4.40% 01/30/48 (a)	5,000	3,828
Pacific Gas & Electric Co. 3.40% 08/15/24 (a)	68,000	59,246
PacifiCorp 6.25% 10/15/37 (a)	4,000	4,969
Packaging Corporation of America 3.40% 12/15/27 (a)	3,000	2,805
Parker-Hannifin Corp. 3.25% 03/01/27 (a)	30,000	28,740

	Principal Amount ($)	Fair Value $
Party City Holdings Inc. 6.63% 08/01/26 (a)(h)	15,000	13,642
Penske Automotive Group Inc. 5.38% 12/01/24 (a)	19,000	17,791
PepsiCo Inc. 3.45% 10/06/46 (a)	6,000	5,370
Petroleos Mexicanos 5.35% 02/12/28	10,000	8,750
5.63% 01/23/46 (a)	10,000	7,576
6.35% 02/12/48	10,000	7,989
6.38% 01/23/45 (a)	12,000	9,703
6.50% 03/13/27 (a)	15,000	14,135
6.75% 09/21/47 (a)	20,000	16,573
Pfizer Inc. 3.00% 12/15/26 (a)	5,000	4,826
3.20% 09/15/23 (a)	6,000	6,015
3.60% 09/15/28 (a)	13,000	13,048
4.13% 12/15/46 (a)	7,000	7,026
4.40% 05/15/44 (a)	4,000	4,162
Philip Morris International Inc. 4.13% 03/04/43 (a)	7,000	6,219
Phillips 66 3.90% 03/15/28 (a)	7,000	6,736
Phillips 66 Partners LP 3.75% 03/01/28 (a)	3,000	2,771
4.68% 02/15/45 (a)	6,000	5,338
Pilgrim’s Pride Corp. 5.88% 09/30/27 (a)(h)	26,000	23,702
Pioneer Natural Resources Co. 3.95% 07/15/22	13,000	13,031
Plains All American Pipeline LP/PAA Finance Corp. 4.70% 06/15/44 (a)	6,000	5,006
5.75% 01/15/20 (a)	10,000	10,200
PPL Capital Funding Inc. 3.10% 05/15/26 (a)	19,000	17,815
Precision Castparts Corp. 4.38% 06/15/45 (a)	12,000	11,988
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter) 5.70% 09/15/48 (a)(b)	12,000	11,044
Public Service Company of Colorado 3.70% 06/15/28 (a)	11,000	11,111
Public Service Electric & Gas Co. 2.38% 05/15/23 (a)	47,000	45,406
PulteGroup Inc. 5.50% 03/01/26 (a)	20,000	19,300
QUALCOMM Inc. 2.90% 05/20/24 (a)	2,000	1,904

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

3.00% 05/20/22 (a)	5,000	4,926
3.25% 05/20/27 (a)	2,000	1,861
4.30% 05/20/47 (a)	3,000	2,670
Quicken Loans Inc. 5.25% 01/15/28 (a)(h)	14,000	12,565
Range Resources Corp. 5.00% 08/15/22 (a)	23,000	20,592
Realty Income Corp. 3.00% 01/15/27 (a)	5,000	4,641
Republic Services Inc. 3.38% 11/15/27 (a)	2,000	1,918
Reynolds American Inc. 4.45% 06/12/25 (a)	4,000	3,847
Rio Tinto Finance USA PLC 4.13% 08/21/42 (a)	6,000	5,783
Rockwell Collins Inc. 3.50% 03/15/27 (a)	3,000	2,824
Rogers Communications Inc. 5.00% 03/15/44 (a)	4,000	4,157
RPM International Inc. 3.75% 03/15/27 (a)	2,000	1,903
Ryder System Inc. 2.45% 09/03/19 (a)	53,000	52,694
Sabine Pass Liquefaction LLC 4.20% 03/15/28 (a)	4,000	3,806
5.00% 03/15/27 (a)	2,000	2,013
salesforce.com Inc. 3.25% 04/11/23 (a)	7,000	7,028
3.70% 04/11/28 (a)	11,000	11,048
Santander Holdings USA Inc. 2.65% 04/17/20 (a)	27,000	26,656
3.70% 03/28/22 (a)	27,000	26,515
4.40% 07/13/27 (a)	4,000	3,776
Schlumberger Holdings Corp. 3.00% 12/21/20 (a)(h)	10,000	9,916
3.63% 12/21/22 (h)	28,000	27,872
4.00% 12/21/25 (h)	10,000	9,860
Sempra Energy 3.80% 02/01/38 (a)	2,000	1,722
4.00% 02/01/48 (a)	4,000	3,376
Shell International Finance BV 2.38% 08/21/22	14,000	13,602
3.75% 09/12/46 (a)	7,000	6,485
4.13% 05/11/35 (a)	8,000	7,966
Shire Acquisitions Investments Ireland DAC 2.40% 09/23/21 (a)	7,000	6,763
2.88% 09/23/23 (a)	3,000	2,835
3.20% 09/23/26 (a)	3,000	2,735
Simon Property Group LP 3.38% 06/15/27 (a)	4,000	3,835
Sinclair Television Group Inc. 5.38% 04/01/21 (a)	29,000	28,905

	Principal Amount ($)	Fair Value $
Sirius XM Radio Inc. 5.00% 08/01/27 (a)(h)	7,000	6,393
SM Energy Co. 5.63% 06/01/25	8,000	6,960
Smithfield Foods Inc. 2.70% 01/31/20 (a)(h)	8,000	7,900
4.25% 02/01/27 (a)(h)	11,000	10,051
South Carolina Electric & Gas Co. 4.10% 06/15/46 (a)	4,000	3,796
Southern California Edison Co. 2.40% 02/01/22 (a)	20,000	19,265
Southern Company Gas Capital Corp. 4.40% 05/30/47 (a)	2,000	1,862
Southern Copper Corp. 5.88% 04/23/45 (a)	8,000	8,133
Southwestern Electric Power Co. 2.75% 10/01/26 (a)	7,000	6,446
Spectra Energy Partners LP 3.38% 10/15/26 (a)	2,000	1,874
4.50% 03/15/45 (a)	3,000	2,744
Sprint Corp. 7.63% 02/15/25 (a)	35,000	35,330
Standard Industries Inc. 5.38% 11/15/24 (a)(h)	52,000	48,959
Starbucks Corp. 4.00% 11/15/28 (a)	6,000	5,935
Steel Dynamics Inc. 5.13% 10/01/21 (a)	7,000	7,040
Sumitomo Mitsui Financial Group Inc. 2.78% 07/12/22 (a)	18,000	17,534
Suncor Energy Inc. 4.00% 11/15/47 (a)	3,000	2,660
Sunoco Logistics Partners Operations LP 5.30% 04/01/44 (a)	5,000	4,415
Sysco Corp. 3.25% 07/15/27 (a)	4,000	3,743
T-Mobile USA Inc. 4.50% 02/01/26 (a)	29,000	26,786
Tampa Electric Co. 4.35% 05/15/44 (a)	18,000	17,878
Target Corp. 2.50% 04/15/26 (a)	5,000	4,666
Teck Resources Ltd. 5.40% 02/01/43 (a)	19,000	16,517
6.00% 08/15/40 (a)	11,000	10,149
Tenet Healthcare Corp. 4.63% 07/15/24	10,000	9,315
4.75% 06/01/20 (a)	8,000	7,994
6.00% 10/01/20 (a)	36,000	36,298

See Notes to Schedule of Investments and Notes to Financial Statements.

16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Teva Pharmaceutical Finance Netherlands III BV 1.70% 07/19/19 (a)	46,000	45,256
2.20% 07/21/21 (a)	8,000	7,342
2.80% 07/21/23 (a)	38,000	32,712
Texas Instruments Inc. 4.15% 05/15/48 (a)	5,000	4,992
The Allstate Corp. 4.20% 12/15/46 (a)	6,000	5,830
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75% 08/15/53 (a)(b)	25,000	24,229
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter) 2.66% 05/16/23 (a)(b)	13,000	12,672
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63% 12/29/49 (a)(b)	43,000	38,553
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter) 4.65% 12/31/99 (a)(b)	19,000	16,815
The Boeing Co. 3.25% 03/01/28 (a)	5,000	4,897
3.55% 03/01/38 (a)	5,000	4,664
The Chemours Co. 5.38% 05/15/27 (a)	7,000	6,307
The Dow Chemical Co. 4.25% 10/01/34 (a)	5,000	4,529
5.55% 11/30/48 (h)	6,000	6,099
The George Washington University 4.13% 09/15/48	8,000	7,997
The Goldman Sachs Group Inc. 3.85% 01/26/27 (a)	4,000	3,769
4.25% 10/21/25 (a)	2,000	1,912
4.80% 07/08/44 (a)	6,000	5,711
5.15% 05/22/45 (a)	5,000	4,711
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter) 2.91% 06/05/23 (a)(b)	18,000	17,209
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter) 3.81% 04/23/29 (a)(b)	4,000	3,725

	Principal Amount ($)	Fair Value $
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter) 4.02% 10/31/38 (a)(b)	6,000	5,271
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter) 4.22% 05/01/29 (a)(b)	5,000	4,817
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR 4.74% 02/12/47 (a)(b)(h)	10,000	8,001
The Home Depot Inc. 3.35% 09/15/25 (a)	2,000	1,976
3.50% 09/15/56 (a)	7,000	5,880
3.90% 12/06/28	10,000	10,230
3.90% 06/15/47 (a)	7,000	6,622
4.50% 12/06/48	8,000	8,264
The Interpublic Group of Companies Inc. 3.75% 10/01/21 (a)	17,000	17,105
The Kroger Co. 2.95% 11/01/21 (a)	24,000	23,611
4.65% 01/15/48 (a)	4,000	3,607
The Mosaic Co. 5.63% 11/15/43 (a)	3,000	3,030
The Sherwin-Williams Co. 2.25% 05/15/20 (a)	11,000	10,828
2.75% 06/01/22 (a)	7,000	6,766
The Southern Co. 1.85% 07/01/19 (a)	45,000	44,667
4.40% 07/01/46 (a)	4,000	3,686
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter) 3.63% 09/15/31 (a)(b)	20,000	18,887
The Walt Disney Co. 4.13% 06/01/44 (a)	6,000	5,938
The Williams Companies Inc. 3.75% 06/15/27 (a)	3,000	2,821
4.85% 03/01/48 (a)	7,000	6,361
4.90% 01/15/45 (a)	5,000	4,533
5.40% 03/04/44 (a)	4,000	3,833
Time Warner Cable LLC 4.50% 09/15/42 (a)	3,000	2,384
6.55% 05/01/37 (a)	5,000	5,055
TransCanada PipeLines Ltd. 4.25% 05/15/28 (a)	18,000	17,816
4.88% 01/15/26 (a)	3,000	3,103

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

Transcontinental Gas Pipe Line Company LLC 4.00% 03/15/28 (a)	6,000	5,796
Tyco Electronics Group S.A. 2.35% 08/01/19 (a)	35,000	34,819
3.13% 08/15/27 (a)	5,000	4,642
Tyson Foods Inc. 2.65% 08/15/19 (a)	7,000	6,964
4.55% 06/02/47 (a)	2,000	1,759
U.S. Bancorp 3.15% 04/27/27	12,000	11,518
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter) 5.13% 12/29/49 (a)(b)	45,000	44,655
Union Pacific Corp. 3.20% 06/08/21 (a)	19,000	19,069
3.50% 06/08/23 (a)	16,000	16,042
3.60% 09/15/37 (a)	3,000	2,684
4.10% 09/15/67 (a)	5,000	4,204
United Rentals North America Inc. 4.88% 01/15/28	8,000	7,023
United Technologies Corp. 3.65% 08/16/23 (a)	13,000	12,951
3.75% 11/01/46 (a)	4,000	3,422
3.95% 08/16/25 (a)	2,000	1,986
4.13% 11/16/28 (a)	2,000	1,982
4.15% 05/15/45 (a)	5,000	4,474
4.45% 11/16/38 (a)	4,000	3,859
4.50% 06/01/42 (a)	4,000	3,802
UnitedHealth Group Inc. 4.45% 12/15/48	8,000	8,240
4.75% 07/15/45 (a)	6,000	6,345
Vale Overseas Ltd. 4.38% 01/11/22 (a)	2,000	2,037
6.25% 08/10/26 (a)	10,000	10,830
6.88% 11/10/39 (a)	8,000	9,242
Vale S.A. 5.63% 09/11/42 (a)	5,000	5,051
Valero Energy Partners LP 4.38% 12/15/26 (a)	12,000	11,791
Ventas Realty LP 3.25% 10/15/26 (a)	20,000	18,603
Verizon Communications Inc. 3.38% 02/15/25 (a)	4,000	3,880
4.33% 09/21/28 (a)	7,000	7,026
4.40% 11/01/34 (a)	5,000	4,826
4.67% 03/15/55 (a)	6,000	5,523
4.86% 08/21/46 (a)	27,000	26,566
5.01% 04/15/49 (a)	5,000	4,982
5.25% 03/16/37 (a)	5,000	5,235
Viacom Inc. 3.45% 10/04/26 (a)	7,000	6,474

	Principal Amount ($)	Fair Value $
4.38% 03/15/43	5,000	4,041
5.25% 04/01/44 (a)	3,000	2,698
Virginia Electric & Power Co. 4.00% 11/15/46 (a)	7,000	6,630
Visa Inc. 3.15% 12/14/25 (a)	4,000	3,929
4.30% 12/14/45 (a)	7,000	7,249
Vodafone Group PLC 4.38% 05/30/28 (a)	14,000	13,571
5.25% 05/30/48 (a)	4,000	3,748
Vornado Realty LP 3.50% 01/15/25 (a)	4,000	3,851
Vulcan Materials Co. 3.90% 04/01/27 (a)	4,000	3,795
Wabtec Corp. 3.45% 11/15/26 (a)	2,000	1,786
Walgreens Boots Alliance Inc. 4.65% 06/01/46 (a)	4,000	3,611
Walmart Inc. 3.63% 12/15/47 (a)	6,000	5,553
3.70% 06/26/28 (a)	11,000	11,157
3.95% 06/28/38 (a)	3,000	2,981
4.05% 06/29/48 (a)	5,000	4,968
Warner Media LLC 5.35% 12/15/43 (a)	7,000	6,716
WEC Energy Group Inc. 3.55% 06/15/25 (a)	13,000	12,637
WellCare Health Plans Inc. 5.25% 04/01/25 (a)	19,000	18,291
Wells Fargo & Co. 2.63% 07/22/22 (a)	24,000	23,146
3.90% 05/01/45 (a)	3,000	2,753
4.75% 12/07/46 (a)	13,000	12,547
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88% 12/29/49 (a)(b)	26,000	25,722
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter) 5.90% 12/29/49 (a)(b)	25,000	23,802
Wells Fargo & Co. 3.77% + 3 month USD LIBOR 6.56% 03/29/49 (a)(b)	16,000	15,906
Western Gas Partners LP 4.00% 07/01/22 (a)	25,000	24,668
5.38% 06/01/21 (a)	2,000	2,060
Westlake Chemical Corp. 3.60% 08/15/26 (a)	3,000	2,758
4.38% 11/15/47 (a)	2,000	1,660
5.00% 08/15/46 (a)	5,000	4,570
Willis North America Inc. 3.60% 05/15/24 (a)	6,000	5,843

See Notes to Schedule of Investments and Notes to Financial Statements.

18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Principal Amount ($)	Fair Value $

WPP Finance 2010 3.75% 09/19/24 (a)	12,000	11,187
WRKCo Inc. 3.00% 09/15/24 (a)(h)	4,000	3,760
Xilinx Inc. 2.95% 06/01/24 (a)	5,000	4,774
XPO Logistics Inc. 6.50% 06/15/22 (a)(h)	13,000	12,874
Yamana Gold Inc. 4.63% 12/15/27 (a)	8,000	7,396
Zoetis Inc. 3.00% 09/12/27 (a)	3,000	2,770
3.90% 08/20/28 (a)	6,000	5,929

		7,376,800

Non-Agency Collateralized Mortgage Obligations - 3.0%
BANK 2018-BNK11 4.36% 03/15/61 (a)(b)	12,000	12,156
BXP Trust 2017-GM 3.38% 06/13/39 (a)(h)	61,000	59,649
Citigroup Commercial Mortgage Trust 2016-P6 3.72% 12/10/49 (a)(b)	63,309	63,796
4.03% 12/10/49 (a)(b)	31,273	31,479
Citigroup Commercial Mortgage Trust 2018-C5 4.51% 06/10/51 (a)	21,000	21,462
COMM 2014-CR14 Mortgage Trust 4.53% 02/10/47 (a)(b)	25,000	25,838
GS Mortgage Securities Trust 2016-GS3 2.85% 10/10/49 (a)	33,000	31,301
GS Mortgage Securities Trust 2017-GS5 3.67% 03/10/50 (a)	39,990	39,948
GS Mortgage Securities Trust 2017-GS8 3.47% 11/10/50 (a)	63,977	62,921
GS Mortgage Securities Trust 2018-GS9 4.14% 03/10/51 (a)(b)	25,000	25,359
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.03% 07/15/45 (a)(b)	15,000	15,193
LB-UBS Commercial Mortgage Trust 2007-C6 6.11% 07/15/40 (a)(b)	712	716
6.11% 07/15/40 (a)(h)	1,418	1,426
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 0.94% 03/15/48 (a)(b)(e)	379,815	16,666

	Principal Amount ($)	Fair Value $
Morgan Stanley Capital I Trust 2006-IQ11 6.25% 10/15/42 (a)(b)	50,000	51,012
Morgan Stanley Capital I Trust 2006-T21 5.24% 10/12/52 (a)(b)	3,169	3,197
UBS Commercial Mortgage Trust 2018-C12 4.79% 08/15/51 (a)(b)	17,000	17,542
WFRBS Commercial Mortgage Trust 2013-C17 4.26% 12/15/46 (a)	25,000	25,518
WFRBS Commercial Mortgage Trust 2014-LC14 4.35% 03/15/47 (a)(b)	58,000	59,012

		564,191

Sovereign Bonds - 0.3%
Government of Mexico 4.00% 10/02/23	12,000	11,950
4.75% 03/08/44 (a)	20,000	18,155
Government of Peru 5.63% 11/18/50 (a)	11,000	12,907
Government of Uruguay 5.10% 06/18/50	14,040	13,800

		56,812

Municipal Bonds and Notes - 1.0%
American Municipal Power Inc. 6.27% 02/15/50 (a)	15,000	18,615
Metropolitan St. Louis Sewer District 5.00% 05/01/47	35,000	39,599
New Jersey Transportation Trust Fund Authority 6.88% 12/15/39 (a)	15,000	15,204
Port Authority of New York & New Jersey 4.46% 10/01/62 (a)	40,000	40,697
State of California 4.60% 04/01/38	15,000	15,470
5.70% 11/01/21 (a)	40,000	43,022
State of Illinois 5.10% 06/01/33 (a)	10,000	9,534
The University of Texas System 3.35% 08/15/47 (a)	10,000	9,055

		191,196

Total Bonds and Notes (Cost $18,099,403)		18,017,654

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

	Number of Shares	Fair Value $

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $23,300) (a)(b)	932	22,899

Total Investments in Securities (Cost $18,122,703)		18,040,553

Short-Term Investments - 16.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.31% (Cost $3,131,172) (a)(f)(i)	3,131,172	3,131,172

Total Investments (Cost $21,253,875)		21,171,725

Liabilities in Excess of Other Assets, net - (13.3)%		(2,486,246)

NET ASSETS - 100.0%		18,685,479

Other Information:

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

Markit CDX North America High Yield Index	CME Group, Inc.	$211	5.00%/ Quarterly	12/20/23	$4,290	$11,616	$(7,327)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group, Inc.	$883	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(11,381)	$—	$(11,381)
CME Group, Inc.	$884	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(11,494)	$—	$(11,493)

								$(22,874)

								$(30,201)

See Notes to Schedule of Investments and Notes to Financial Statements.

20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2018

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

Ultra Long-Term U.S. Treasury Bond Futures	March 2019	5	$771,158	$803,281	$32,123
2 Yr. U.S. Treasury Notes Futures	March 2019	13	2,742,106	2,760,062	17,956
5 Yr. U.S. Treasury Notes Futures	March 2019	13	1,467,532	1,490,937	23,405
10 Yr. U.S. Treasury Notes Futures	March 2019	10	1,197,243	1,220,157	22,914

					$96,398

The Fund had the following short futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

U.S. Long Bond Futures	March 2019	1	$(139,216)	$(145,999)	$(6,783)
10 Yr. U.S. Treasury Ultra Futures	March 2019	6	(756,224)	(780,469)	(24,245)

					$(31,028)

					$65,370

During the period ended December 31, 2018, average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$—	$2,596	$—	$1,161	$6,372,186	$2,293,862	$337,528	$1,738,370

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	21

State Street Income V.I.S. Fund

Notes to Schedule of Investments — December 31, 2018

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Step coupon bond.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(e)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Coupon amount represents effective yield.
(g)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to $881,448 or 4.72% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the State Street Variable Insurance Series Funds, Inc.’s Board of Directors.

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2018.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Treasuries	$—	$5,144,442	$—	$5,144,442
Agency Mortgage Backed	—	4,042,965	—	4,042,965
Agency Collateralized Mortgage Obligations	—	172,162	—	172,162
Asset Backed	—	469,086	—	469,086
Corporate Notes	—	7,376,800	—	7,376,800
Non-Agency Collateralized Mortgage Obligations	—	564,191	—	564,191
Sovereign Bonds	—	56,812	—	56,812
Municipal Bonds and Notes	—	191,196	—	191,196
Preferred Stock	22,899	—	—	22,899
Short-Term Investments	3,131,172	—	—	3,131,172

Total Investments in Securities	$3,154,071	$18,017,654	$—	$21,171,725

Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(7,327)	$—	$(7,327)
Interest Rate Swap Contracts - Unrealized Depreciation	—	(22,874)	—	(22,874)
Long Futures Contracts - Unrealized Appreciation	96,398	—	—	96,398
Short Futures Contracts - Unrealized Depreciation	(31,028)	—	—	(31,028)

Total Other Financial Instruments	$65,370	$(30,201)	$—	$35,169

See Notes to Schedule of Investments and Notes to Financial Statements.

22	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Notes to Schedule of Investments, continued — December 31, 2018

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	587,481	$587,481	$10,658,680	$8,114,989	3,131,172	$3,131,172	$22,938

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	23

State Street Income V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18	12/31/17	12/31/16	12/31/15*		12/31/14*
Inception date						1/3/95

Net asset value, beginning of period	$11.49	$11.37	$11.25	$11.56		$11.25

Income/(loss) from investment operations:
Net investment income	0.25 (a)	0.19 (a)	0.24	0.25		0.27
Net realized and unrealized gains/(losses) on investments	(0.41)	0.18	0.09	(0.30)		0.31

Total income/(loss) from investment operations	(0.16)	0.37	0.33	(0.05)		0.58

Less distributions from:
Net investment income	0.26	0.25	0.21	0.26		0.27

Total distributions	0.26	0.25	0.21	0.26		0.27

Net asset value, end of period	$11.07	$11.49	$11.37	$11.25		$11.56

Total Return(b)	(1.42)%	3.25%	2.98%	(0.42)%		5.12%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$18,685	$21,847	$25,582	$28,375		$32,668

Ratios to average net assets:
Net expenses	1.00%	1.36%	1.15%	1.06	%(c)	0.91	%(d)
Gross expenses	1.00%	1.36%	1.15%	1.11%		0.91%
Net investment income	2.25%	1.62%	1.98%	2.06%		2.14%
Portfolio turnover rate	182%	255%	220%	241%		282%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
(d)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

24	Financial Highlights

State Street Income V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2018

Assets
Investments in securities, at fair value (cost $18,122,703)	$18,040,553
Short-term affiliated investments, at fair value	3,131,172
Cash collateral on deposit with broker for swap contracts	18,335
Receivable for investments sold	1,952,518
Income receivables	120,536
Income receivable from affiliated investments	5,853
Receivable for accumulated variation margin on futures contracts	65,427
Receivable for accumulated variation margin on swap contracts	4,642

Total assets	23,339,036

Liabilities
Due to custodian	4,082
Net cash collateral on futures contracts due to broker	56,719
Payable for investments purchased	4,488,654
Payable for fund shares redeemed	18,387
Payable for accumulated variation margin on swap contracts	23,587
Payable to the Adviser	7,907
Payable for custody, fund accounting and sub-administration fees	6,391
Accrued other expenses	47,830

Total liabilities	4,653,557

Net Assets	$18,685,479

Net Assets Consist of:
Capital paid in	$19,316,758
Total distributable earnings (loss)	(631,279)

Net Assets	$18,685,479

Shares outstanding ($0.01 par value; unlimited shares authorized)	1,688,184
Net asset value per share	$11.07

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	25

State Street Income V.I.S. Fund

Statement of Operations — For the year ended December 31, 2018

Investment Income
Income
Dividend	$3,412
Interest	618,944
Income from affiliated investments	22,938

Total income	645,294

Expenses
Advisory and administration fees	99,373
Directors’ fees	1,842
Custody, fund accounting and sub-administration fees	34,303
Professional fees	39,267
Other expenses	23,632

Total Expenses	198,417

Net investment income	$446,877

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$(407,623)
Futures	(93,507)
Written options	11,397
Swap contracts	19,237
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(351,521)
Futures	68,478
Swap contracts	(23,909)

Net realized and unrealized gain (loss) on investments	(777,448)

Net Decrease in Net Assets Resulting from Operations	$(330,571)

The accompanying Notes are an integral part of these financial statements.

26	Statement of Operations

State Street Income V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2018	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$446,877	$378,325
Net realized gain (loss) on investments, futures, written options and swap contracts	(470,496)	128,953
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(306,952)	266,491

Net increase (decrease) from operations	(330,571)	773,769

Distributions to shareholders:
Total distributions	(420,122)	(460,900)

Increase (decrease) in assets from operations and distributions	(750,693)	312,869

Share transactions:
Proceeds from sale of shares	412,104	352,577
Value of distributions reinvested	420,122	460,900
Cost of shares redeemed	(3,243,066)	(4,860,905)

Net increase (decrease) from share transactions	(2,410,840)	(4,047,428)

Total increase (decrease) in net assets	(3,161,533)	(3,734,559)

Net Assets
Beginning of year	21,847,012	25,581,571

End of year	$18,685,479	$21,847,012

Changes in Fund Shares
Shares sold	36,818	30,432
Issued for distributions reinvested	38,089	40,253
Shares redeemed	(288,624)	(419,395)

Net decrease in fund shares	(213,717)	(348,710)

For the year ended December 31, 2017, the source of distributions paid to shareholders was (See Note 11 in the Notes to Financial Statements):

Net investment income	$(460,900)

Undistributed net investment income as of December 31, 2017:	$8,327

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	27

State Street Income V.I.S. Fund

Notes to Financial Statements — December 31, 2018

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

28	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Notes to Financial Statements	29

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the fiscal year ended December 31, 2018, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering

30	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018 into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2018, the Fund entered into futures contracts to manage exposure to interest rates.

Options on Futures Contracts  The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the fiscal year ended December 31, 2018, the Fund purchased and wrote options in order to manage exposure to interest rates.

Credit Default Swaps  During the fiscal year ended December 31, 2018, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial

Notes to Financial Statements	31

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018 reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the fiscal year ended December 31, 2018, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Income V.I.S. Fund
Futures Contracts	$65,427	$—	$—	$—	$—	$65,427
Swap Contracts	—	—	4,642	—	—	4,642

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Income V.I.S. Fund
Swap Contracts	$(23,587)	$—	$—	$—	$—	$(23,587)

Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Income V.I.S. Fund
Futures Contracts	$(93,507)	$—	$—	$—	$—	$(93,507)
Swap Contracts	31,367	—	(12,130)	—	—	19,237
Purchased Option Contracts(b)	(26,254)	—	—	—	—	(26,254)
Written Option Contracts	11,397	—	—	—	—	11,397

(b)	Purchased options are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Income V.I.S. Fund
Futures Contracts	$68,478	$—	$—	$—	$—	$68,478
Swap Contracts	(17,996)	—	(5,913)	—	—	(23,909)

32	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included in custody, fund accounting and sub-administration fees on the Statement of Operations.

Due to Custodian  In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2018 are disclosed in the Schedule of Investments.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2018 were as follows:

U.S. Government Securities
Purchases	Sales

$29,010,681	$30,810,432

Non-U.S. Government Securities
Purchases	Sales

$5,561,730	$6,267,584

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for paydown losses, swap contracts, futures contracts, open straddle adjustments, and wash sale loss deferrals.

Notes to Financial Statements	33

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$420,122	$—	$420,122

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$460,900	$—	$460,900

At December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total

$75,054	$(558,895)	$—	$(147,438)	$—	$(631,279)

As of December 31, 2018, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term

$176,293	$382,602

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$21,325,356	$310,143	$428,550	$(118,407)

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2018.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Although governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, the U.S. Federal Reserve has recently begun to raise interest rates and may continue to do so. Thus, the Fund currently faces a heightened level of interest rate risk.

34	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	New and Recent Accounting Pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statement of Changes in Net Assets.

In March 2017, the FASB issued ASU No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	35

State Street Income V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of State Street Income V.I.S. Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Income V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2019

36	Report of Independent Registered Public Accounting Firm

State Street Income V.I.S. Fund

Special Meeting of Shareholders — Voting Results

A special meeting of shareholders of State Street Variable Insurance Series Funds, Inc. (the “Company”) was held on January 10, 2019 to elect the following six nominees as Directors of the Company: Michael F. Holland, Michael A. Jessee, Ellen M. Needham, Patrick J. Riley, Richard D. Shirk and Rina K. Spence. At the meeting the following votes were recorded:

Nominee	Shares For	Shares Withheld
Michael F. Holland	91,260,156.834	2,655,810.669
Michael A. Jessee	91,345,936.433	2,570,031.070
Ellen M. Needham	91,642,423.619	2,273,543.884
Patrick J. Riley	91,136,965.946	2,779,001.557
Richard D. Shirk	91,293,712.247	2,622,255.256
Rina K. Spence	90,957,562.624	2,958,404.879

The other Directors whose term of office continued after the meeting are as follows: Jeanne M. La Porta, John R. Costantino and Donna M. Rapaccioli.

Special Meeting of Shareholders — Voting Results	37

State Street Income V.I.S. Fund

Other Information — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007 – 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1997	Managing General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Director of Kleinfeld Bridal Corp. (March 2016 – present);Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 1/12	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – present).

38	Other Information

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	67	None

Other Information	39

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1)
Jeanne M. La Porta(2) SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director and President	Time Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.	18	None

Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Time Indefinite Elected: 1/19	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. La Porta is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.
(3)	Ms. Needham is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.

40	Other Information

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Treasurer	Term: Indefinite Elected: 6/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Assistant Treasurer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Assistant Treasurer	Term: Indefinite Elected: 6/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 6/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Assistant Treasurer	Term: Indefinite Elected: 3/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Other Information	41

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 3/17	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

42	Other Information

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov.

Other Information	43

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2018

State Street Real Estate Securities V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

State Street Real Estate Securities V.I.S. Fund

Annual Report

December 31, 2018

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Real Estate Securities V.I.S. Fund

Notes to Performance — December 31, 2018 (Unaudited)

The information provided on the performance page relates to the State Street Real Estate Securities V.I.S Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free
(800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

FTSE NAREIT Equity REITs Index is an unmanaged index of all tax-qualified equity real estate investment trusts (“REITs”) (except Timber REITs or Infrastructure REITs) listed on the New York Stock Exchange, American Stock Exchange and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Real Estate Securities V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2018 (Unaudited)

The State Street Real Estate Securities V.I.S. Fund (the “Fund”) seeks to provide the maximum total return through current income and capital appreciation. The Fund’s benchmark is the FTSE NAREIT Equity REITs Index (the “Index”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund was -5.71% and the Index was -4.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The primary driver of Fund performance during the Reporting Period was an underweight to the Healthcare REIT sector which was the top performing sector of REITs. This underperformance was magnified by the Fund having an underweight to Managed Care Facilities within Healthcare REITs, which performed the strongest of the segments within Healthcare. This performance was somewhat offset by an underweight position in Hotel & Resort REITs, strong security selection within Office REITs and Retail REITs which were drivers of positive Fund performance during the Reporting Period relative to the Index. Hotels & Resorts sold off during the year despite the strong economic backdrop, which was additive to the Fund’s performance because it was underweight that segment of the market. The Fund was also overweight Office REITs, which detracted from overall returns but security selection within that segment positively overwhelmed the negative allocation impact. Security selection within the Retail segment was also a positive contributor to returns with an overweight to Simon Properties, a premier retail operator, being the primary driver.

The Fund did not invest in derivatives during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Simon Properties, Cubesmart and Americold Realty. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Healthcare Trust of America, QTS Realty Inc. and Public Storage.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

July 1, 2018 - December 31, 2018

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period	$1,000.00	$1,000.00
Account value at the end of the period	$936.10	$1,020.06
Expenses paid during the period*	$4.98	$5.19

*

Expenses are equal to the Fund’s annualized expense ratio of 1.02%** (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund

Performance Summary — December 31, 2018 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2018 (as a % of Fair Value) (a)(b)

Simon Property Group Inc.	6.09%

Prologis Inc. REIT	5.91%

Equinix Inc.	5.24%

AvalonBay Communities Inc.	4.47%

HCP Inc.	3.63%

Ventas Inc.	3.58%

VEREIT Inc.	3.02%

CubeSmart	2.96%

Camden Property Trust	2.76%

Boston Properties Inc.	2.73%

Sector Allocation as of December 31, 2018

Portfolio composition as a % of Fair Value of $$50,050 (in thousands) as of December 31, 2018 (a)(b)

Average Annual Total Return for the periods ended December 31, 2018

Class 1 Shares (Inception date: 5/01/95)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Real Estate Securities V.I.S. Fund	-5.71%	8.25%	13.10%	$34,255

FTSE NAREIT Equity REITs Index	-4.62%	7.90%	12.12%	$31,382

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Performance Summary, continued — December 31, 2018 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Real Estate Securities V.I.S. Fund	5

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments — December 31, 2018

	Number of Shares	Fair Value $

Common Stock (REITs) - 99.3%†
Alternate Housing - 7.0%
American Homes 4 Rent, Class A	67,440	1,338,684
Invitation Homes Inc.	41,290	829,103
Sun Communities Inc.	13,410	1,363,931

		3,531,718

Diversified - 5.2%
JBG SMITH Properties	6,240	217,214
VEREIT Inc.	211,370	1,511,296
WP Carey Inc.	13,700	895,158

		2,623,668

Freestanding - 2.3%
Realty Income Corp.	6,760	426,150
STORE Capital Corp.	25,280	715,677

		1,141,827

Healthcare - 9.8%
HCP Inc.	65,080	1,817,684
Healthcare Trust of America Inc., Class A	52,100	1,318,651
Ventas Inc.	30,590	1,792,268

		4,928,603

Hotel - 5.6%
Chesapeake Lodging Trust	13,440	327,264
Hilton Worldwide Holdings Inc.	6,340	455,212
Host Hotels & Resorts Inc.	9,970	166,200
Park Hotels & Resorts Inc.	33,800	878,124
Pebblebrook Hotel Trust	6,000	169,860
Sunstone Hotel Investors Inc.	61,460	799,595

		2,796,255

Industrial - 10.1%
Americold Realty Trust	18,930	483,472
Duke Realty Corp.	7,810	202,279
Liberty Property Trust	19,560	819,173
Prologis Inc. REIT	50,340	2,955,965
STAG Industrial Inc.	26,040	647,875

		5,108,764

Multifamily - 12.9%
AvalonBay Communities Inc.	12,850	2,236,542
Camden Property Trust	15,710	1,383,266
Equity Residential	20,100	1,326,801
Essex Property Trust Inc.	2,290	561,531
UDR Inc.	25,190	998,028

		6,506,168

Office - 15.8%
Alexandria Real Estate Equities Inc.	9,420	1,085,561

	Number of Shares	Fair Value $
Boston Properties Inc.	12,130	1,365,231
Brandywine Realty Trust	26,910	346,332
Cousins Properties Inc.	80,720	637,688
Empire State Realty Trust Inc., Class A	51,950	739,248
Highwoods Properties Inc.	20,410	789,663
Kilroy Realty Corp.	20,910	1,314,821
Mack-Cali Realty Corp.	36,910	723,067
Tier REIT Inc.	11,430	235,801
VICI Properties Inc.	38,020	714,016

		7,951,428

Regional Malls - 8.3%
Simon Property Group Inc.	18,150	3,049,018
Taubman Centers Inc.	8,280	376,657
The Macerich Co.	17,860	772,981

		4,198,656

Self Storage - 6.2%
CubeSmart	51,650	1,481,839
Extra Space Storage Inc.	10,030	907,514
Public Storage	3,530	714,507

		3,103,860

Shopping Centers - 5.9%
Brixmor Property Group Inc.	34,970	513,709
Federal Realty Investment Trust	5,620	663,385
Regency Centers Corp.	14,740	864,943
Retail Properties of America Inc., Class A	45,390	492,481
Urban Edge Properties	15,330	254,785
Weingarten Realty Investors	7,670	190,293

		2,979,596

Specialty - 10.2%
CyrusOne Inc.	25,020	1,323,058
Equinix Inc.	7,440	2,623,046
Iron Mountain Inc.	36,000	1,166,760

		5,112,864

Total Common Stock (REITs) (Cost $49,613,566)		49,983,407

Short-Term Investments - 0.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.31% (Cost $66,693) (a)(b)	66,693	66,693

Total Investments (Cost $49,680,259)		50,050,100

Other Assets and Liabilities, net - 0.6%		309,974

NET ASSETS - 100.0%		50,360,074

See Notes to Schedule of Investments and Notes to Financial Statements

6	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Notes to Schedule of Investments — December 31, 2018

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2018.

Abbreviations:

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$49,983,407	$—	$—	$49,983,407
Short-Term Investments	66,693	—	—	66,693

Total Investments in Securities	$50,050,100	$—	$—	$50,050,100

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income

State Street Institutional U.S. Government Money Market Fund-Class G Shares	327,393	$327,393	$12,317,533	$12,578,233	$—	$—	66,693	$66,693	$2,963

See Notes to Schedule of Investments and Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund	7

State Street Real Estate Securities V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date					5/1/95

Net asset value, beginning of period	$12.32	$12.37	$13.30	$14.74	$12.68

Income/(loss) from investment operations:
Net investment income	0.25 (a)	0.15 (a)	0.31	0.29	0.28
Net realized and unrealized gains/(losses) on investments	(0.95)	0.57	0.71	0.41	3.79

Total income/(loss) from investment operations	(0.70)	0.72	1.02	0.70	4.07

Less distributions from:
Net investment income	0.28	0.22	0.35	0.28	0.29
Net realized gains	0.16	0.55	1.60	1.86	1.72
Return of capital	0.04	—	—	—	—

Total distributions	0.48	0.77	1.95	2.14	2.01

Net asset value, end of period	$11.14	$12.32	$12.37	$13.30	$14.74

Total Return(b)	(5.71)%	5.84%	8.00%	4.56%	31.90%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$50,360	$61,685	$72,483	$78,912	$91,007
Ratios to average net assets:
Net expenses	1.05%	1.01%	0.97%	0.95%	0.94	%(c)
Gross expenses	1.05%	1.01%	0.97%	0.95%	0.94%
Net investment income	2.11%	1.16%	1.95%	1.80%	1.57%
Portfolio turnover rate	59%	73%	67%	57%	53%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

8	Financial Highlights

State Street Real Estate Securities V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2018

Assets
Investments in securities, at fair value (cost $49,613,566)	$49,983,407
Short-term affiliated investments, at fair value	66,693
Receivable for investments sold	75,644
Income receivables	349,440
Receivable for fund shares sold	17,990
Income receivable from affiliated investments	197

Total assets	50,493,371

Liabilities
Payable for investments purchased	50,272
Payable for fund shares redeemed	1,872
Payable to the Adviser	38,219
Payable for custody, fund accounting and sub-administration fees	1,584
Accrued other expenses	41,350

Total liabilities	133,297

Net Assets	$50,360,074

Net Assets Consist of:
Capital paid in	$50,977,723
Total distributable earnings (loss)	(617,649)

Net Assets	$50,360,074

Shares outstanding ($0.01 par value; unlimited shares authorized)	4,521,194
Net asset value per share	$11.14

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	9

State Street Real Estate Securities V.I.S. Fund

Statement of Operations — For the period ended December 31, 2018

Investment Income
Income
Dividend	$1,784,974
Income from affiliated investments	2,963

Total income	1,787,937

Expenses
Advisory and administration fees	481,418
Directors’ fees	6,005
Custody, fund accounting and sub-administration fees	18,674
Professional fees	40,372
Printing and shareholder reports	40,255
Other expenses	5,265

Total Expenses	591,989

Net investment income	$1,195,948

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$(571,497)
Increase (decrease) in unrealized appreciation/depreciation on investments	(3,874,624)

Net realized and unrealized gain (loss) on investments	(4,446,121)

Net Decrease in Net Assets Resulting from Operations	$(3,250,173)

The accompanying Notes are an integral part of these financial statements.

10	Statement of Operations

State Street Real Estate Securities V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2018	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$1,195,948	$778,423
Net realized gain (loss) on investments	(571,497)	2,190,292
Net increase (decrease) in unrealized appreciation/depreciation on investments	(3,874,624)	873,041

Net increase (decrease) from operations	(3,250,173)	3,841,756

Distributions to shareholders:
Distributions to shareholders	(1,861,401)	(3,611,632)
Return of capital	(188,993)	—

Total distributions	(2,050,394)	(3,611,632)

Increase (decrease) in assets from operations and distributions	(5,300,567)	230,124

Share transactions:
Proceeds from sale of shares	5,027,170	1,252,390
Value of distributions reinvested	2,050,394	3,611,632
Cost of shares redeemed	(13,101,821)	(15,891,981)

Net increase (decrease) from share transactions	(6,024,257)	(11,027,959)

Total increase (decrease) in net assets	(11,324,824)	(10,797,835)

Net Assets
Beginning of year	61,684,898	72,482,733

End of year	$50,360,074	$61,684,898

Changes in Fund Shares
Shares sold	419,885	100,497
Issued for distributions reinvested	185,388	295,551
Shares redeemed	(1,090,576)	(1,250,950)

Net decrease in fund shares	(485,303)	(854,902)

For the year ended December 31, 2017, the source of distributions paid to shareholders was (See Note 10 in the Notes to Financial Statements):

Net investment income	$(1,040,860)

Net realized gains	(2,570,772)

Total distributions	(3,611,632)

Undistributed net investment income as of December 31, 2017:	$—

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	11

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements — December 31, 2018

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act. Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3

12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Notes to Financial Statements	13

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

3.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:

Average Daily Net Assets of the Fund		Management Fees
First $	100 million	0.85%
Next $	100 million	0.80%
Over $	200 million	0.75%

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included custody, fund accounting and sub-administration fees on the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2018 are disclosed in the Schedule of Investments.

4.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2018 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$33,533,737	$39,104,278

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

14	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for character of distributions, return of capital distributions received, REIT basis adjustments, and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

$1,250,834	$610,567	$188,993	$2,050,394

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

$1,040,860	$2,570,772	$—	$3,611,632

At December 31, 2018 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total

$—	$(537,396)	$—	$(80,249)	$—	$(617,645)

As of December 31, 2018, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term

$181,392	$356,004

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$50,130,349	$2,382,757	$2,463,006	$(80,249)

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2018.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Notes to Financial Statements	15

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	New and Recent Accounting Pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of State Street Real Estate Securities V.I.S. Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Real Estate Securities V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2019

Report of Independent Registered Public Accounting Firm	17

State Street Real Estate Securities V.I.S. Fund

Tax Information — December 31, 2018 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2018.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2018 in the amount of $610,567.

18	Tax Information

State Street Real Estate Securities V.I.S. Fund

Special Meeting of Shareholders — Voting Results (Unaudited)

A special meeting of shareholders of State Street Variable Insurance Series Funds, Inc. (the “Company”) was held on January 10, 2019 to elect the following six nominees as Directors of the Company: Michael F. Holland, Michael A. Jessee, Ellen M. Needham, Patrick J. Riley, Richard D. Shirk and Rina K. Spence. At the meeting the following votes were recorded:

Nominee	Shares For	Shares Withheld
Michael F. Holland	91,260,156.834	2,655,810.669
Michael A. Jessee	91,345,936.433	2,570,031.070
Ellen M. Needham	91,642,423.619	2,273,543.884
Patrick J. Riley	91,136,965.946	2,779,001.557
Richard D. Shirk	91,293,712.247	2,622,255.256
Rina K. Spence	90,957,562.624	2,958,404.879

The other Directors whose term of office continued after the meeting are as follows: Jeanne M. La Porta, John R. Costantino and Donna M. Rapaccioli.

Special Meeting of Shareholders — Voting Results	19

State Street Real Estate Securities V.I.S. Fund

Other Information — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held By Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1997	Managing General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 1/12	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – present).

20	Other Information

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held By Director During Past Five Years
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	67	None

Other Information	21

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held By Director During Past Five Years
INTERESTED DIRECTORS(1)
Jeanne M. La Porta(2) SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director and President	Time Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.	18	None

Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Time Indefinite Elected: 1/19	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. La Porta is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.
(3)	Ms. Needham is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

22	Other Information

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 –July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Treasurer	Term: Indefinite Elected: 6/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Assistant Treasurer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Assistant Treasurer	Term: Indefinite Elected: 6/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 –present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 6/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*

Other Information	23

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Assistant Treasurer	Term: Indefinite Elected: 3/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 3/17	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

24	Other Information

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov.

Other Information	25

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2018

State Street Total Return V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

State Street Total Return V.I.S Fund

Annual Report

December 31, 2018 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Total Return V.I.S. Fund

Notes to Performance — December 31, 2018 (Unaudited)

The information provided on the performance page relates to the State Street Total Return V.I.S Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The MSCI All Country World Index ex-U.S. (“MSCI® ACWI ex-U.S.”) is a market-capitalization weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI® ACWI ex-U.S. Index includes both developed and emerging markets.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Total Return V.I.S. Fund

Management’s Discussion of Fund Performance — December 31, 2018 (Unaudited)

The State Street Total Return V.I.S. Fund (the “Fund”) seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund’s benchmarks are the S&P 500 Index, the MSCI All Country World ex-U.S. Index, and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Indices”).

For the 12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class 1 and Class 3 Shares was -6.34% and -6.61%, respectively. The total return for S&P 500 Index was -4.38%. The total return for MSCI All Country World ex-U.S. Index was -14.20%. The total return for Bloomberg Barclays U.S. Aggregate Bond Index was 0.01%. The Fund and Indices’ returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged and index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund (Class 1 Shares) delivered absolute returns of -6.34% for the Reporting Period, trailing the S&P 500 Index. The negative contribution to return was driven primarily by asset allocation decisions, where strategic holdings to non-US equities and commodities underperformed relative to domestic equities held in the portfolio. An underweight to fixed income securities also proved costly, as both government and corporate bonds experienced less volatility in general over the Reporting Period. Lastly, underperformance of the underlying ETFs relative to their respective benchmarks had an adverse impact.

On the positive side, the overweight to cash in the latter half of the Reporting Period helped provide some stability amid increasing volatility in more growth driven asset classes. Within equities, the Fund benefited from security selection on the core factors strategies, which are designed to provide exposure to certain stock market premia like value, momentum and market capitalization. A modest overweight to high yield bonds also contributed positively to returns overall.

The Fund used equity futures contracts in order to equitize cash in the portfolio during the Reporting Period. The Fund’s use of futures contracts did not have a material impact on Fund performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

July 1, 2018 — December 31, 2018

Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2018	$1,000.00	$1,000.00
Ending Account Value December 31, 2018	$943.70	$1,022.20
Expenses Paid During Period*	$2.94	$3.06

Class 3	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2018	$1,000.00	$1,000.00
Ending Account Value December 31, 2018	$942.00	$1,020.92
Expenses Paid During Period*	$4.16	$4.33

*

Expenses are equal to the Fund’s annualized net expense ratios of 0.60%** for Class 1 and 0.85%** for Class 3 (for the period July 1, 2018-December 31, 2018), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund

Performance Summary — December 31, 2018 (Unaudited)

Top Ten Largest Equity Holdings

as of December 31, 2018 (as a % of Fair Value) (a)(b)

Berkshire Hathaway Inc., Class B	1.18%

Johnson & Johnson	0.99%

Cisco Systems Inc.	0.95%

Intel Corp.	0.76%

Danaher Corp.	0.75%

Aflac Inc.	0.74%

Republic Services Inc.	0.73%

Accenture PLC, Class A	0.68%

Honeywell International Inc.	0.68%

Intuit Inc.	0.67%

Sector Allocation

Portfolio Composition as a % of Fair Value of $1,904,110 (in thousands) as of December 31, 2018 (a)(b)

Average Annual Total Return for the periods ended December 31, 2018

Class 1 Shares (Inception date: 7/01/85)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S Fund	-6.34%	3.69%	7.15%	$19,953
S&P 500® Index	-4.38%	8.50%	13.12%	$34,304
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%	$14,075
MSCI All Country World ex.-U.S.	-14.20%	0.68%	6.57%	$18,899

Class 3 Shares (Inception date: 5/01/06)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S Fund	-6.61%	3.43%	6.89%	$19,464
S&P 500® Index	-4.38%	8.50%	13.12%	$34,304
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%	$14,075
MSCI All Country World ex-U.S.	-14.20%	0.68%	6.57%	$18,899

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund G Class.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Performance Summary, continued — December 31, 2018 (Unaudited)

Class 1 Shares

Class 3 Shares

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund

Summary Schedule of Investments — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

Equity Securities - 54.8%†
Communication Services - 3.2%
CenturyLink Inc.	704,400	10,671,660
Swisscom AG	15,831	7,542,930
Other Securities		42,259,944

		60,474,534

Consumer Discretionary - 6.7%
FF Group (a)(b)	1,860	5,103
Genuine Parts Co.	89,774	8,620,099
Kohl’s Corp.	186,127	12,347,665
The TJX Companies Inc.	281,046	12,573,998
Urban Outfitters Inc. (a)	273,669	9,085,811
Other Securities		85,443,212

		128,075,888

Consumer Staples - 3.9%
China Huishan Dairy Holdings Company Ltd. (a)(b)	55,000	—
Colruyt S.A.	94,801	6,745,057
Costco Wholesale Corp.	52,919	10,780,129
Keurig Dr Pepper Inc.	452,314	11,597,331
The Estee Lauder Companies Inc., Class A	69,649	9,061,335
Other Securities		36,433,473

		74,617,325

Energy - 3.0%
PBF Energy Inc., Class A	216,686	7,079,132
Phillips 66	103,286	8,898,089
Valero Energy Corp.	129,181	9,684,700
Other Securities		30,282,953

		55,944,874

Financials - 12.1%
Aflac Inc. (d)	310,334	14,138,817
AGNC Investment Corp.	675,856	11,854,514
Allianz SE	34,492	6,905,687
Berkshire Hathaway Inc., Class B (a)	110,564	22,574,957
Loews Corp.	185,501	8,444,006
Royal Bank of Canada	120,230	8,225,429
T Rowe Price Group Inc.	110,847	10,233,395
Zurich Insurance Group AG	26,174	7,782,105
Other Securities		138,610,640

		228,769,550

Healthcare - 4.7%
Danaher Corp.	137,968	14,227,260
Johnson & Johnson	145,717	18,804,779

	Principal Amount ($) or Number of Shares	Fair Value $
Pfizer Inc.	232,090	10,130,728
Other Securities		46,157,626

		89,320,393

Industrials - 7.2%
Expeditors International of Washington Inc.	176,808	12,038,857
Honeywell International Inc.	97,981	12,945,250
MSC Industrial Direct Company Inc., Class A	153,879	11,836,373
Republic Services Inc.	191,737	13,822,320
Robert Half International Inc.	187,864	10,745,821
Other Securities		75,998,998

		137,387,619

Information Technology - 8.3%
Accenture PLC, Class A (d)	92,608	13,058,654
ANSYS Inc. (a)	74,747	10,684,336
Apple Inc. (d)	51,408	8,109,098
Broadridge Financial Solutions Inc.	110,752	10,659,880
Cisco Systems Inc.	416,173	18,032,776
Hanergy Thin Film Power Group Ltd. (a)(b)	64,000	—
Intel Corp.	308,444	14,475,277
Intuit Inc.	64,921	12,779,699
Jack Henry & Associates Inc.	55,565	7,030,084
Microsoft Corp.	62,558	6,354,016
Other Securities		56,988,334

		158,172,154

Materials - 2.3%
Ferroglobe PLC (a)(b)	1,316	—
Linde PLC	73,614	11,486,729
Other Securities		31,944,034

		43,430,763

Real Estate - 2.0%
Other Securities		37,840,537

Utilities - 1.2%
Other Securities		22,408,721

Total Equity Securities (Cost $1,100,355,488)		1,040,465,147

Bonds and Notes - 30.9%
U.S. Treasuries - 17.1%
U.S. Treasury Bonds
2.25% 08/15/46	1,600,000	1,367,233
2.50% 02/15/45 - 05/15/46	4,310,000	3,893,116
2.75% 11/15/42 - 11/15/47	2,150,000	2,041,635

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

2.88% 05/15/43 - 11/15/46	2,400,000	2,338,521
3.00% 05/15/42 - 08/15/48	11,250,000	11,219,078
3.13% 08/15/44 - 05/15/48	3,000,000	3,059,887
3.38% 05/15/44 - 11/15/48	2,400,000	2,557,444
3.63% 08/15/43 - 02/15/44	1,740,000	1,927,011
3.75% 11/15/43	1,400,000	1,580,964
4.25% 05/15/39 - 11/15/40	2,000,000	2,415,119
4.38% 02/15/38 - 05/15/40	2,300,000	2,818,851
4.50% 02/15/36	2,000,000	2,465,293
4.63% 02/15/40	500,000	633,631
5.25% 02/15/29	200,000	244,492
5.50% 08/15/28	200,000	247,086
6.00% 02/15/26	827,000	1,008,718
6.38% 08/15/27	200,000	256,916
7.63% 11/15/22 - 02/15/25	500,000	613,063
7.88% 02/15/21	2,000,000	2,220,431
8.75% 05/15/20	1,200,000	1,299,099
U.S. Treasury Inflation Indexed Bonds
0.63% 02/15/43	1,429,818	1,256,595
0.75% 02/15/42 - 02/15/45	3,659,026	3,303,620
0.88% 02/15/47	576,153	529,711
1.00% 02/15/46 - 02/15/48	4,093,272	3,886,620
1.38% 02/15/44	2,061,519	2,134,231
1.75% 01/15/28	965,632	1,026,299
2.13% 02/15/41	1,096,975	1,298,424
2.38% 01/15/25	2,515,331	2,720,635
2.50% 01/15/29	1,531,127	1,744,967
3.38% 04/15/32	997,234	1,281,757
3.88% 04/15/29	2,307,300	2,940,035
U.S. Treasury Inflation Indexed Notes
0.13% 04/15/20 - 07/15/26	31,872,425	30,855,157
0.25% 01/15/25	6,405,720	6,136,939
0.38% 07/15/23 - 07/15/27	13,514,253	13,023,285
0.50% 01/15/28	3,998,124	3,818,026
0.63% 07/15/21 - 01/15/26	10,487,425	10,338,783
0.75% 07/15/28	4,911,026	4,811,039
1.13% 01/15/21	3,467,910	3,453,799
1.25% 07/15/20	2,319,000	2,314,738
1.38% 01/15/20	818,552	813,528
U.S. Treasury Notes
1.13% 03/31/20 - 09/30/21	6,500,000	6,301,904
1.25% 01/31/20 - 10/31/21	6,500,000	6,329,347
1.38% 01/31/20 - 05/31/21	13,000,000	12,756,795
1.50% 01/31/22 - 08/15/26	2,900,000	2,743,313
1.63% 07/31/20 - 05/15/26	11,540,000	11,094,891
1.75% 10/31/20 - 05/15/23	9,600,000	9,393,955
1.88% 12/15/20 - 09/30/22	19,600,000	19,239,230
2.00% 01/31/20 - 11/15/26	22,644,000	22,197,287
2.13% 08/31/20 - 05/15/25	13,000,000	12,823,142
2.25% 03/31/21 - 11/15/27	17,390,000	17,029,843
2.38% 01/31/23 - 05/15/27	5,000,000	4,940,344
2.50% 05/31/20 - 01/31/25	8,500,000	8,492,210

	Principal Amount ($) or Number of Shares	Fair Value $
2.63% 07/31/20 - 12/31/25	10,885,000	10,919,156
2.75% 11/30/20 - 02/15/28	18,800,000	18,978,109
2.88% 10/15/21 - 08/15/28	12,900,000	13,101,339
3.00% 10/31/25	500,000	512,970
3.13% 05/15/21 - 11/15/28	3,000,000	3,078,383
3.63% 02/15/20 - 02/15/21	2,700,000	2,737,798

		324,565,792

U.S. Government Sponsored Agency - 0.0%*
Other Securities		490,020

Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp.
2.75% 01/25/26	300,000	292,423
3.06% 07/25/23 (e)	600,000	602,020
3.30% 04/25/23 (e)	100,000	101,340
3.39% 03/25/24	200,000	203,398
3.49% 01/25/24	300,000	306,227
3.85% 06/25/28	250,000	259,335
3.97% 01/25/21 (e)	200,000	203,018
4.33% 10/25/20 (e)	50,000	50,819
Federal National Mortgage Assoc.
2.78% 06/25/21 (e)	304,743	303,314
3.08% 06/25/27 (e)	261,000	256,715
3.64% 08/25/30 (e)	200,000	201,359

		2,779,968

Agency Mortgage Backed - 6.4%
Federal Home Loan Mortgage Corp.
1.13% 08/12/21	637,000	615,227
2.38% 01/13/22	1,100,000	1,095,490
2.50% 07/01/28 - 02/01/32	1,325,061	1,295,111
2.51% 11/25/22	300,000	295,464
3.00% 05/01/30 - 03/01/48	11,866,622	11,679,665
3.50% 03/01/26 - 03/01/47	8,910,749	8,954,765
4.00% 06/01/42 - 12/01/48	5,753,469	5,884,844
4.50% 05/01/42 - 01/01/45	82,026	85,818
5.00% 06/01/41	1,408,176	1,507,335
5.50% 01/01/38 - 04/01/39	347,698	374,591
6.00% 06/01/37 - 11/01/37	326,223	360,477
6.25% 07/15/32	250,000	334,500
3.50% TBA (f)	500,000	506,235
4.50% TBA (f)	775,000	802,086
Federal National Mortgage Assoc.
1.50% 07/30/20	500,000	491,970
1.88% 09/24/26	1,000,000	930,630
2.13% 04/24/26	700,000	667,821
2.50% 09/01/28 - 08/01/30	1,055,851	1,035,717
3.00% 01/01/28 - 05/01/47	11,025,513	10,907,561
3.50% 01/01/27 - 09/01/48	16,415,942	16,502,218
4.00% 10/01/41 - 11/01/48	10,167,369	10,417,597

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

4.50% 01/01/27 - 03/01/46	3,904,851	4,085,857
5.00% 12/01/39 - 05/01/41	287,015	304,624
5.50% 12/01/35 - 04/01/38	1,201,340	1,294,347
6.00% 03/01/34 - 08/01/37	1,617,508	1,785,954
6.63% 11/15/30	100,000	134,347
4.00% TBA (f)	1,550,000	1,583,250
4.50% TBA (f)	1,250,000	1,294,000
Government National Mortgage Assoc.
2.50% 05/20/45	249,227	237,805
3.00% 10/15/42 - 06/20/47	7,491,703	7,405,374
3.50% 03/20/45 - 08/20/48	11,928,847	12,038,600
4.00% 12/20/40 - 09/20/47	6,893,972	7,102,040
4.50% 05/20/40 - 11/20/48	2,449,581	2,551,326
5.00% 08/15/41	2,009,447	2,148,218
3.50% TBA (f)	400,000	402,760
4.00% TBA (f)	250,000	256,050
4.50% TBA (f)	1,100,000	1,137,741
Other Securities		3,117,570

		121,624,985

Asset Backed - 0.1%
Other Securities		2,056,986

Corporate Notes - 6.4%
Aflac Inc.
3.63% 11/15/24	150,000	149,704
Apple Inc.
1.80% 05/11/20	200,000	197,588
2.00% 11/13/20	50,000	49,334
2.25% 02/23/21	200,000	197,726
2.40% 01/13/23	50,000	48,569
2.50% 02/09/22	150,000	147,873
2.75% 01/13/25	50,000	48,133
3.00% 11/13/27	100,000	95,094
3.25% 02/23/26	160,000	156,042
3.75% 11/13/47	50,000	46,203
4.38% 05/13/45	165,000	168,183
4.50% 02/23/36	150,000	158,122
4.65% 02/23/46	185,000	195,600
Broadridge Financial Solutions Inc.
3.40% 06/27/26	80,000	75,690
Cisco Systems Inc.
2.90% 03/04/21	125,000	125,061
5.90% 02/15/39	200,000	247,130
Costco Wholesale Corp.
2.25% 02/15/22	85,000	83,206
3.00% 05/18/27	100,000	96,342
Honeywell International Inc.
3.35% 12/01/23	150,000	150,688
Intel Corp.
2.60% 05/19/26	150,000	140,838
3.73% 12/08/47	100,000	92,793

	Principal Amount ($) or Number of Shares	Fair Value $
4.10% 05/11/47	100,000	97,657
Johnson & Johnson
1.95% 11/10/20	15,000	14,801
2.45% 12/05/21 - 03/01/26	275,000	268,194
2.90% 01/15/28	50,000	47,787
3.40% 01/15/38	25,000	23,338
3.50% 01/15/48	30,000	27,581
4.38% 12/05/33	150,000	161,184
Keurig Dr Pepper Inc.
4.60% 05/25/28 (c)	50,000	49,831
Loews Corp.
2.63% 05/15/23	100,000	96,420
Microsoft Corp.
1.55% 08/08/21	150,000	145,716
1.85% 02/06/20	200,000	198,508
2.40% 02/06/22 - 08/08/26	300,000	285,432
2.88% 02/06/24	150,000	148,374
3.45% 08/08/36	200,000	189,896
3.50% 02/12/35	65,000	62,419
3.75% 05/01/43	150,000	145,342
4.10% 02/06/37	200,000	205,470
4.45% 11/03/45	225,000	242,062
Pfizer Inc.
3.00% 09/15/21 - 12/15/26	220,000	217,400
3.20% 09/15/23	125,000	125,321
3.60% 09/15/28	50,000	50,186
4.00% 12/15/36	100,000	99,155
4.13% 12/15/46	100,000	100,373
4.20% 09/15/48	100,000	101,579
4.30% 06/15/43	100,000	102,005
Phillips 66
3.90% 03/15/28	50,000	48,111
4.88% 11/15/44	45,000	43,875
Royal Bank of Canada
2.15% 03/06/20 - 10/26/20	275,000	271,566
2.30% 03/22/21	150,000	148,083
2.75% 02/01/22	50,000	49,225
Valero Energy Corp.
6.63% 06/15/37	150,000	165,324
Other Securities		114,708,206

		121,310,340

Non-Agency Collateralized Mortgage Obligations - 0.2%
Other Securities		4,761,142

Sovereign Bonds - 0.4%
Other Securities		6,769,703

Municipal Bonds and Notes - 0.2%
Other Securities		3,196,326

Total Bonds and Notes (Cost $597,214,355)		587,555,262

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2018

	Principal Amount ($) or Number of Shares	Fair Value $

Exchange Traded Funds - 9.8%
Exchange Traded & Mutual Funds - 9.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3,619,568	54,546,890
SPDR Bloomberg Barclays High Yield Bond ETF (h)	2,846,551	95,615,648
SPDR Dow Jones REIT ETF (h)	410,485	35,301,710

Total Exchange Traded Funds (Cost $205,081,032)		185,464,248

Total Investments in Securities (Cost $1,902,650,875)		1,813,484,657

	Principal Amount ($) or Number of Shares	Fair Value $
Short-Term Investments - 4.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.31% (Cost $90,625,489) (h)(i)	90,625,489	90,625,489

Total Investments (Cost $1,993,276,364)		1,904,110,146

Liabilities in Excess of Other Assets, net - (0.3)%		(4,883,482)

NET ASSETS - 100.0%		1,899,226,664

Other Information:

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation

E-mini Russell 2000 Index Futures	March 2019	28	$1,888,600	$(81,402)
MSCI EAFE Mini Index Future	March 2019	5	429,000	(7,637)
MSCI Emerging Markets Index Futures	March 2019	39	1,885,260	(20,832)
S&P 500 Emini Index Futures	March 2019	97	12,150,220	(209,697)

				$(319,568)

During the year ended December 31, 2018, average notional value related to long futures contracts was $11,838,238.

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments — December 31, 2018

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 242-0134; and ii) on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.
(b)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors . Security value is determined based on level 3 inputs.
(c)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to $8,909,558 or 0.47% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by State Street Variable Insurance Series Funds, Inc.’s Board of Directors.

(d)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(e)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(g)	Step coupon bond.
(h)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(i)	Coupon amount represents effective yield.
**	Less than 0.005%.
†	Percentages are based on net assets as of December 31, 2018.
*	Less than 0.05%.

Abbreviations:

ADR - American Depositary Receipt

ISDA - International Swaps and Derivatives Association

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SPDR - Standard and Poor’s Depositary Receipt

TBA - To Be Announced

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Domestic Equity	$650,568,854	$336	$—	$650,569,190
Foreign Equity	389,479,608	411,246	5,103	389,895,957
U.S. Treasuries	—	324,565,792	—	324,565,792
U.S. Government Sponsored Agencies	—	490,020	—	490,020
Agency Collateralized Mortgage Obligations	—	2,779,968	—	2,779,968
Agency Mortgage Backed	—	121,624,985	—	121,624,985
Asset Backed	—	2,056,986	—	2,056,986
Corporate Notes	—	121,310,340	—	121,310,340
Non-Agency Collateralized Mortgage Obligations	—	4,761,142	—	4,761,142
Sovereign Bonds	—	6,769,703	—	6,769,703
Municipal Bonds and Notes	—	3,196,326	—	3,196,326
Exchange Traded & Mutual Funds	185,464,248	—	—	185,464,248
Short-Term Investments	90,625,489	—	—	90,625,489

Total Investments in Securities	$1,316,138,199	$587,966,844	$5,103	$1,904,110,146

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(319,568)	$—	$—	$(319,568)

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — December 31, 2018

The Fund was invested in the following countries/territories at December 31, 2018 (unaudited):

Country/Territory	Percentage (based on Fair Value)

United States	77.74%
Japan	2.87%
United Kingdom	2.54%
Canada	1.93%
Switzerland	1.92%
France	1.27%
Australia	1.26%
Germany	1.13%
China	0.91%
Singapore	0.86%
Hong Kong	0.75%
Ireland	0.74%
Sweden	0.64%
Italy	0.61%
Belgium	0.48%
Taiwan	0.43%
South Korea	0.37%
Supranational	0.36%
Austria	0.32%
South Africa	0.28%
Israel	0.26%
Netherlands	0.24%
India	0.23%
Norway	0.19%
Brazil	0.18%
Mexico	0.16%
Russian Federation	0.14%
Denmark	0.13%

Country/Territory	Percentage (based on Fair Value)

Puerto Rico	0.12%
Malaysia	0.10%
Spain	0.09%
Poland	0.08%
New Zealand	0.08%
Thailand	0.07%
Luxembourg	0.06%
Chile	0.06%
Indonesia	0.05%
Colombia	0.05%
Philippines	0.04%
Cayman Islands	0.03%
Finland	0.03%
Turkey	0.03%
Greece	0.03%
Iraq	0.02%
Czech Republic	0.02%
Hungary	0.02%
Peru	0.02%
Panama	0.02%
Guernsey	0.01%
Uruguay	0.01%
Czech	0.01%
Pakistan	0.01%
Bermuda	0.00%
Qatar	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2018 (unaudited):

Industry	Domestic	Foreign	Total

Exchange Traded Funds	9.74%	0.00%	9.74%
Multi-Line Insurance	0.77%	1.28%	2.05%
Pharmaceuticals	1.56%	0.33%	1.89%
Mortgage REITs	1.78%	0.00%	1.78%
Multi-Sector Holdings	1.19%	0.53%	1.72%
Oil & Gas Refining & Marketing	1.44%	0.20%	1.64%
Life & Health Insurance	0.78%	0.79%	1.57%
Trading Companies & Distributors	0.97%	0.59%	1.56%
Apparel Retail	1.47%	0.08%	1.55%
Diversified Banks	0.00%	1.53%	1.53%
IT Consulting & Other Services	0.45%	1.00%	1.45%
Integrated Telecommunication Services	0.00%	1.43%	1.43%
Application Software	1.34%	0.00%	1.34%
Department Stores	0.91%	0.26%	1.17%
Data Processing & Outsourced Services	1.04%	0.04%	1.08%
Communications Equipment	0.98%	0.00%	0.98%
Environmental & Facilities Services	0.96%	0.00%	0.96%
Semiconductors	0.79%	0.11%	0.90%
Healthcare Equipment	0.86%	0.00%	0.86%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — December 31, 2018

Industry	Domestic	Foreign	Total

Hypermarkets & Super Centers	0.57%	0.29%	0.86%
Air Freight & Logistics	0.86%	0.00%	0.86%
Property & Casualty Insurance	0.47%	0.36%	0.83%
Retail REITs	0.20%	0.57%	0.77%
Apparel, Accessories & Luxury Goods	0.39%	0.38%	0.77%
Packaged Foods & Meats	0.25%	0.51%	0.76%
Industrial Conglomerates	0.68%	0.07%	0.75%
Personal Products	0.50%	0.23%	0.73%
Technology Hardware, Storage & Peripherals	0.55%	0.18%	0.73%
Asset Management & Custody Banks	0.66%	0.06%	0.72%
Electric Utilities	0.14%	0.56%	0.70%
Technology Distributors	0.66%	0.02%	0.68%
Soft Drinks	0.61%	0.00%	0.61%
Integrated Oil & Gas	0.00%	0.61%	0.61%
Human Resource & Employment Services	0.61%	0.00%	0.61%
Alternative Carriers	0.56%	0.05%	0.61%
Industrial Gases	0.00%	0.60%	0.60%
Financial Exchanges & Data	0.32%	0.23%	0.55%
Aerospace & Defense	0.33%	0.20%	0.53%
Steel	0.46%	0.06%	0.52%
Specialty Chemicals	0.00%	0.50%	0.50%
Home Building	0.00%	0.50%	0.50%
Trucking	0.40%	0.08%	0.48%
Distributors	0.48%	0.00%	0.48%
Food Retail	0.07%	0.40%	0.47%
Airlines	0.00%	0.45%	0.45%
Healthcare Distributors	0.02%	0.41%	0.43%
Regional Banks	0.20%	0.22%	0.42%
Auto Parts & Equipment	0.04%	0.37%	0.41%
Systems Software	0.38%	0.00%	0.38%
Biotechnology	0.36%	0.00%	0.36%
Wireless Telecommunication Services	0.24%	0.11%	0.35%
Life Sciences Tools & Services	0.16%	0.17%	0.33%
Coal & Consumable Fuels	0.00%	0.33%	0.33%
Managed Healthcare	0.32%	0.00%	0.32%
General Merchandise Stores	0.00%	0.30%	0.30%
Reinsurance	0.10%	0.20%	0.30%
Automobile Manufacturers	0.03%	0.27%	0.30%
Metal & Glass Containers	0.29%	0.00%	0.29%
Healthcare Services	0.22%	0.07%	0.29%
Internet & Direct Marketing Retail	0.23%	0.05%	0.28%
Diversified REITs	0.09%	0.19%	0.28%
Tobacco	0.03%	0.25%	0.28%
Research & Consulting Services	0.26%	0.00%	0.26%
Gas Utilities	0.00%	0.25%	0.25%
Electronic Components	0.21%	0.03%	0.24%
Publishing	0.15%	0.08%	0.23%
Real Estate Operating Companies	0.00%	0.23%	0.23%
Diversified Real Estate Activities	0.00%	0.22%	0.22%
Internet Services & Infrastructure	0.21%	0.00%	0.21%
Electronic Manufacturing Services	0.17%	0.04%	0.21%
Diversified Support Services	0.21%	0.00%	0.21%
Investment Banking & Brokerage	0.21%	0.00%	0.21%
Independent Power Producers & Energy Traders	0.08%	0.11%	0.19%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — December 31, 2018

Industry	Domestic	Foreign	Total

Footwear	0.19%	0.00%	0.19%
Industrial Machinery	0.03%	0.16%	0.19%
Specialty Stores	0.18%	0.01%	0.19%
Thrifts & Mortgage Finance	0.18%	0.00%	0.18%
Restaurants	0.16%	0.01%	0.17%
Oil & Gas Exploration & Production	0.15%	0.02%	0.17%
Broadcasting	0.16%	0.01%	0.17%
Insurance Brokers	0.16%	0.00%	0.16%
Cable & Satellite	0.15%	0.01%	0.16%
Home Furnishing Retail	0.16%	0.00%	0.16%
Real Estate Development	0.00%	0.15%	0.15%
Industrial REITs	0.01%	0.13%	0.14%
Interactive Media & Services	0.03%	0.11%	0.14%
Electronic Equipment & Instruments	0.13%	0.01%	0.14%
Commodity Chemicals	0.00%	0.13%	0.13%
Paper Products	0.12%	0.00%	0.12%
Leisure Facilities	0.10%	0.00%	0.10%
Agricultural Products	0.00%	0.10%	0.10%
Hotel & Resort REITs	0.09%	0.00%	0.09%
Office Services & Supplies	0.02%	0.07%	0.09%
Oil & Gas Equipment & Services	0.08%	0.00%	0.08%
Healthcare Supplies	0.08%	0.00%	0.08%
Advertising	0.02%	0.06%	0.08%
Oil & Gas Storage & Transportation	0.00%	0.08%	0.08%
Healthcare Facilities	0.05%	0.03%	0.08%
Construction Materials	0.00%	0.08%	0.08%
Construction & Engineering	0.01%	0.06%	0.07%
Marine Ports & Services	0.00%	0.06%	0.06%
Specialized REITs	0.06%	0.00%	0.06%
Leisure Products	0.03%	0.02%	0.05%
Automotive Retail	0.05%	0.00%	0.05%
Household Products	0.00%	0.04%	0.04%
Healthcare Technology	0.04%	0.00%	0.04%
Semiconductor Equipment	0.03%	0.01%	0.04%
Health Care REITs	0.04%	0.00%	0.04%
Electrical Components & Equipment	0.04%	0.00%	0.04%
Brewers	0.02%	0.02%	0.04%
Hotels, Resorts & Cruise Lines	0.00%	0.03%	0.03%
Education Services	0.03%	0.00%	0.03%
Marine	0.00%	0.03%	0.03%
Airport Services	0.00%	0.03%	0.03%
Other Diversified Financial Services	0.00%	0.02%	0.02%
Water Utilities	0.00%	0.02%	0.02%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Construction Machinery & Heavy Trucks	0.01%	0.01%	0.02%
Fertilizers & Agricultural Chemicals	0.02%	0.00%	0.02%
Building Products	0.02%	0.00%	0.02%
Oil & Gas Drilling	0.01%	0.01%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Consumer Finance	0.02%	0.00%	0.02%
Distillers & Vintners	0.02%	0.00%	0.02%
Residential REITs	0.02%	0.00%	0.02%
Gold	0.00%	0.01%	0.01%
Drug Retail	0.00%	0.01%	0.01%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — December 31, 2018

Industry	Domestic	Foreign	Total

Textiles	0.00%	0.01%	0.01%
Renewable Electricity	0.00%	0.01%	0.01%
Highways & Railtracks	0.00%	0.01%	0.01%
Diversified Metals & Mining	0.00%	0.01%	0.01%
Diversified Capital Markets	0.00%	0.01%	0.01%
Copper	0.00%	0.01%	0.01%
Interactive Home Entertainment	0.00%	0.01%	0.01%
Paper Packaging	0.01%	0.00%	0.01%
Household Appliances	0.00%	0.00%	0.00%
Aluminum	0.00%	0.00%	0.00%
Tires & Rubber	0.00%	0.00%	0.00%
Food Distributors	0.00%	0.00%	0.00%
Specialized Finance	0.00%	0.00%	0.00%

			64.38%

Sector	Percentage (based on Fair Value)

U.S. Treasuries	17.04%
Agency Mortgage Backed	6.39%
Corporate Notes	6.37%
Sovereign Bonds	0.35%
Non-Agency Collateralized Mortgage Obligations	0.25%
Municipal Bonds and Notes	0.17%
Agency Collateralized Mortgage Obligations	0.15%
Asset Backed	0.11%
U.S. Government Sponsored Agencies	0.03%

30.86%

Sector	Percentage (based on Fair Value)

Short-Term Investments
Short-Term Investments	4.76%

4.76%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	2,022,863	$74,279,529	$35,424,699	$5,772,708	$(193,121)	$(8,122,751)	2,846,551	$95,615,648	$4,708,174
SPDR Dow Jones REIT ETF	—	—	43,344,692	3,699,772	(35,252)	(4,307,958)	410,485	35,301,710	964,276
State Street Corp.	13,036	1,272,444	—	1,146,900	622,094	(747,638)	—	—	10,446
State Street Institutional U.S. Government Money Market Fund - Class G Shares	93,039,371	93,039,371	738,230,353	740,644,235	—	—	90,625,489	90,625,489	1,161,800

TOTAL		$168,591,344	$816,999,744	$751,263,615	$393,721	$(13,178,347)		$221,542,847	$6,844,696

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

14	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Class 1
	12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date					7/1/85

Net asset value, beginning of period	$19.94	$18.08	$17.66	$18.81	$18.71

Income/(loss) from investment operations:
Net investment income	0.40 (a)	0.36 (a)	0.35	0.31	0.35
Net realized and unrealized gains/(losses) on investments	(1.69)	2.46	0.77	(0.52)	0.65

Total income/(loss) from investment operations	(1.29)	2.82	1.12	(0.21)	1.00

Less distributions from:
Net investment income	0.45	0.41	0.35	0.34	0.34
Net realized gains	4.14	0.55	0.35	0.60	0.56

Total distributions	4.59	0.96	0.70	0.94	0.90

Net asset value, end of period	$14.06	$19.94	$18.08	$17.66	$18.81

Total Return(b)	(6.34)%	15.58%	6.35%	(1.13)%	5.32%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$733,417	$856,665	$797,448	$807,584	$941,344

Ratios to average net assets:
Net expenses	0.62%	0.62%	0.60%	0.61%	0.62	%(c)
Gross expenses	0.62%	0.62%	0.60%	0.61%	0.62%
Net investment income	2.01%	1.83%	1.85%	1.56%	1.66%
Portfolio turnover rate	97%	15%	45%	70%	78%

	Class 3
	12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date					5/1/06

Net asset value, beginning of period	$19.88	$18.03	$17.61	$18.75	$18.65

Income/(loss) from investment operations:
Net investment income	0.35 (a)	0.31 (a)	0.30	0.27	0.28
Net realized and unrealized gains/(losses) on investments	(1.69)	2.44	0.77	(0.51)	0.67

Total income/(loss) from investment operations	(1.34)	2.75	1.07	(0.24)	0.95

Less distributions from:
Net investment income	0.39	0.35	0.30	0.30	0.29
Net realized gains	4.14	0.55	0.35	0.60	0.56

Total distributions	4.53	0.90	0.65	0.90	0.85

Net asset value, end of period	$14.01	$19.88	$18.03	$17.61	$18.75

Total Return(b)	(6.61)%	15.26%	6.08%	(1.34)%	5.07%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,165,809	$1,464,061	$1,508,428	$1,633,723	$1,842,997

Ratios to average net assets:
Net Expenses	0.87%	0.87%	0.85%	0.86%	0.87	%(c)
Gross Expenses	0.87%	0.87%	0.85%	0.86%	0.87%
Net investment income	1.76%	1.59%	1.60%	1.31%	1.40%
Portfolio turnover rate	97%	15%	45%	70%	78%

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	15

State Street Total Return V.I.S. Fund

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

16	Financial Highlights

State Street Total Return V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2018

Assets
Investments in securities, at fair value (cost $1,761,577,087)	$1,682,567,299
Investments in affiliated securities, at fair value (cost $141,073,788)	130,917,358
Short-term affiliated investments, at fair value	90,625,489
Cash	933,420
Cash collateral on deposit with broker for future contracts	1,192,866
Foreign currency (cost $332,409)	333,656
Receivable for investments sold	406,078
Income receivables	5,566,025
Receivable for fund shares sold	12,730
Income receivable from affiliated investments	161,934

Total assets	1,912,716,855

Liabilities
Payable for investments purchased	10,532,236
Payable for fund shares redeemed	620,251
Payable for accumulated variation margin on futures contracts	319,183
Payable to the Adviser	562,183
Payable or custody, fund accounting and sub-administration fees	60,726
Accrued other expenses	147,299
Distribution and service fees	1,248,313

Total liabilities	13,490,191

Net Assets	$1,899,226,664

Net Assets Consist of:
Capital paid in	$2,012,367,366
Total distributable earnings (loss)	(113,140,702)

Net Assets	$1,899,226,664

Class 1
Net Assets	$733,417,327
Shares outstanding ($0.01 par value, unlimited shares authorized)	52,170,987
Net asset value per share	$14.06

Class 3
Net Assets	$1,165,809,337
Shares outstanding ($0.01 par value, unlimited shares authorized)	83,197,843
Net asset value per share	$14.01

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	17

State Street Total Return V.I.S. Fund

Statement of Operations — For the period ended December 31, 2018

Investment Income
Income
Dividend	$34,486,360
Interest	17,367,213
Income from affiliated investments	6,844,696
Less: Foreign taxes withheld	(1,791,184)

Total income	56,907,085

Expenses
Advisory and administration fees	7,581,685
Distribution and service fees
Class 1	1,627,685
Class 3	6,085,590
Directors’ fees	182,899
Custody, fund accounting and sub-administration fees	558,916
Professional fees	344,131
Other expenses	313,232

Total Expenses	16,694,138

Net investment income	$40,212,947

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$406,278,921 *
Affiliated investments	393,721
Futures	(904,145)
Foreign currency transactions	(239,176)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(564,426,964)**
Affiliated investrments	(13,178,347)
Futures	(655,361)
Foreign currency translations	(39,901)

Net realized and unrealized gain (loss) on investments	(172,771,252)

Net Decrease in Net Assets Resulting from Operations	$(132,558,305)

*	Includes $119,381 of net realized gains from foreign capital tax gain.
**	Includes change in accrued foreign capital gains tax of $59,978.

The accompanying Notes are an integral part of these financial statements.

18	Statement of Operations

State Street Total Return V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2018	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$40,212,947	$38,873,989
Net realized gain (loss) on investments, futures, and foreign currency transactions	405,529,321	69,761,604
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, and foreign currency translations	(578,300,573)	223,146,132

Net increase (decrease) from operations	(132,558,305)	331,781,725

Distributions to shareholders:
Total distributions
Class 1	(180,207,716)	(39,161,707)
Class 3	(284,866,389)	(63,420,807)

Total distributions	(465,074,105)	(102,582,514)

Increase (decrease) in assets from operations and distributions	(597,632,410)	229,199,211

Share transactions:
Proceeds from sale of shares
Class 1	20,964,003	24,414,624
Class 3	30,059,171	14,991,248
Value of distributions reinvested
Class 1	180,207,716	39,161,707
Class 3	284,866,389	63,420,807
Cost of shares redeemed
Class 1	(94,290,832)	(85,382,636)
Class 3	(245,672,997)	(270,955,830)

Net increase (decrease) from share transactions	176,133,450	(214,350,080)

Total increase (decrease) in net assets	(421,498,960)	14,849,131

Net Assets
Beginning of year	2,320,725,624	2,305,876,493

End of year	$1,899,226,664	$2,320,725,624

Changes in Fund Shares
Class 1
Shares sold	1,059,253	1,257,149
Issued for distributions reinvested	12,899,622	1,970,896
Shares redeemed	(4,756,048)	(4,366,225)

Net increase (decrease) in fund shares	9,202,827	(1,138,180)

Class 3
Shares sold	1,521,278	760,162
Issued for distributions reinvested	20,449,848	3,201,454
Shares redeemed	(12,429,805)	(13,986,760)

Net increase (decrease) in fund shares	9,541,321	(10,025,144)

For the year ended December 31, 2017, the source of distributions paid to shareholders was (See Note 11 in the Notes to Financial Statements):
Net investment income
Class 1		$(16,742,272)
Class 3		(24,919,903)
Net realized gains
Class 1		(22,419,435)
Class 3		(38,500,904)

Total distributions		(102,582,514)

Undistributed net investment income as of December 31, 2017:		$(2,525,960)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	19

State Street Total Return V.I.S. Fund

Notes to Financial Statements — December 31, 2018

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

20	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Fund’s Summary Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Notes to Financial Statements	21

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the fiscal year ended December 31, 2018, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Summary Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

22	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2018, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$(319,183)	$—	$(319,183)

Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$(904,145)	$—	$(904,145)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$(655,361)	$—	$(655,361)

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

Investor Service Plan — Class 1 and Class 3 Shares  The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.

Notes to Financial Statements	23

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

Distribution and Shareholder Service (12b-1) Fees  The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included custody, fund accounting and sub-administration fees on the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2018 are disclosed in the Summary Schedule of Investments.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”) are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2018 were as follows:

U.S. Government Securities
Purchases	Sales
$507,170,358	$493,086,655

Non-U.S. Government Securities
Purchases	Sales
$1,541,284,759	$1,753,393,026

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

24	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for foreign currency gains and losses, litigation, capital gain tax, passive foreign investment company gains and losses, partnership basis adjustments, future contracts, paydown losses, return of capital distributions received, and wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$42,336,791	$422,737,314	$465,074,105

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Ordinary Income	Long-Term Capital Gains	Total

$41,662,175	$60,920,339	$102,582,514

At December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total

$—	$—	$—	$(91,240,515)	$(21,900,187)	$(113,140,702)

*	The Fund has elected to defer certain qualified late-year losses in the next taxable year.

As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$1,995,025,114	$53,096,823	$144,331,359	$(91,234,536)

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2018.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Although governmental

Notes to Financial Statements	25

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2018 financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, the U.S. Federal Reserve has recently begun to raise interest rates and may continue to do so. Thus, the Fund currently faces a heightened level of interest rate risk.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	New and Recent Accounting Pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statement of Changes in Net Assets.

In March 2017, the FASB issued ASU No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

26	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of State Street Total Return V.I.S. Fund

Opinion on the Financial Statements and Schedule of Investments in Securities

We have audited the accompanying statement of assets and liabilities of State Street Total Return V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the summary schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in Item 1 of this Form N-CSR), and the schedule of investments in securities as of December 31, 2018 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and schedule of investments in securities present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for periods ended prior to January 1, 2016 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and schedule of investments in securities are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements and schedule of investments in securities based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedule of investments in securities are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedule of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedule of investments in securities. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and schedule of investments in securities. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2019

Report of Independent Registered Public Accounting Firm	27

State Street Total Return V.I.S. Fund

Tax Information — December 31, 2018 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2018.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2018 in the amount of $422,737,314.

28	Tax Information

State Street Total Return V.I.S. Fund

Special Meeting of Shareholders — Voting Results (Unaudited)

A special meeting of shareholders of State Street Variable Insurance Series Funds, Inc. (the “Company”) was held on January 10, 2019 to elect the following six nominees as Directors of the Company: Michael F. Holland, Michael A. Jessee, Ellen M. Needham, Patrick J. Riley, Richard D. Shirk and Rina K. Spence. At the meeting the following votes were recorded:

Nominee	Shares For	Shares Withheld
Michael F. Holland	91,260,156.834	2,655,810.669
Michael A. Jessee	91,345,936.433	2,570,031.070
Ellen M. Needham	91,642,423.619	2,273,543.884
Patrick J. Riley	91,136,965.946	2,779,001.557
Richard D. Shirk	91,293,712.247	2,622,255.256
Rina K. Spence	90,957,562.624	2,958,404.879

The other Directors whose term of office continued after the meeting are as follows: Jeanne M. La Porta, John R. Costantino and Donna M. Rapaccioli.

Special Meeting of Shareholders — Voting Results	29

State Street Total Return V.I.S. Fund

Other Information — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Indefinite Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1997	Managing General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Director of Kleinfeld Bridal Corp. (March 2016 – present);Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 1/12	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – present).

30	Other Information

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Valuation Committee	Term: Indefinite Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	67	None

Other Information	31

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1)
Jeanne M. La Porta(2) SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director and President	Time Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.	18	None

Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Time Indefinite Elected: 1/19	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).

(2)	Ms. La Porta is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.

(3)	Ms. Needham is an Interested Director because of her employment by SSGA Funds Management, Inc., an affiliate of the Company.

*	Served in various capacities and/or with various affiliated entities during noted time period

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

32	Other Information

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – present); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee.

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Treasurer	Term: Indefinite Elected: 6/11	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Assistant Treasurer	Term: Indefinite Elected: 6/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Assistant Treasurer	Term: Indefinite Elected: 6/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (2005 – present).*

Other Information	33

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 6/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Assistant Treasurer	Term: Indefinite Elected: 3/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 3/17	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

34	Other Information

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 1-800-242-013, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov.

Other Information	35

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Arthur Jensen, Treasurer

Brian Harris, Chief Compliance Officer and Anti-Money Laundering Officer

Bruce S. Rosenberg, Assistant Treasurer

Ann M. Carpenter, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Darlene Anderson-Vasquez, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse Hallee, Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2.	Code of Ethics.

As of the end of the period covered by this report, State Street Variable Insurance Series Funds, Inc. (the “Company,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Code is combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Company’s Board of Directors (the “Board”) has determined that the Company has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Company’s principal accountant, for the audit of the Company’s annual financial statements or services normally provided by E&Y in connection with the Company’s statutory and regulatory filings and engagements were $195,570 and $195,570, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Company’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $49,100 and $52,947, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2018 and December 31, 2017, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Company, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Company that (i) relate directly to the operations and financial reporting of the Company and (ii) were pre-approved by the Audit Committee were approximately $6,581,832 and $7,777,372, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Company’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2018 and December 31, 2017, the aggregate non-audit fees billed by E&Y for services rendered to the Company and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Company were approximately $36,297,003 and $40,983,185, respectively. The figure for the fiscal year ended December 31, 2017 was previously reported as $28,718,894 and has been restated to include certain other audit fees totaling $12,264,291, in the aggregate, primarily relating to statutory and financial statement audits, the requirement to opine on the design and operating effectiveness of internal control over financial reporting and accounting consultations.

(h)

E&Y notified the Company’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Company, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Company’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)

The Schedule of Investments for the State Street Total Return V.I.S. Fund is listed below. The Schedules of Investments for the State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund and a Summary Schedule of Investments for the State Street Total Return V.I.S. Fund are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

State Street Total Return V.I.S. Fund

	Number of Shares	Fair Value
Domestic Equity – 34.3% †
Common Stock – 34.3%
Advertising – 0.0%*
Boston Omaha Corp., Class A	13,769	$322,195	(a)
TechTarget Inc.	2,643	32,271	(a)
		354,466
Aerospace & Defense – 0.3%
National Presto Industries Inc.	9,066	1,059,997
Teledyne Technologies Inc.	24,947	5,165,775	(a)
		6,225,772
Air Freight & Logistics – 0.9%
CH Robinson Worldwide Inc.	45,265	3,806,334
Expeditors International of Washington Inc.	176,808	12,038,857
Hub Group Inc., Class A	12,222	453,069	(a)
		16,298,260
Alternative Carriers – 0.6%
CenturyLink Inc.	704,400	10,671,660
Apparel Retail – 1.5%
Abercrombie & Fitch Co., Class A	8,257	165,553
Ascena Retail Group Inc.	214,500	538,395	(a)
DSW Inc., Class A	28,871	713,114
Guess? Inc.	3,759	78,074
Shoe Carnival Inc.	46,483	1,557,645
The Buckle Inc.	98,279	1,900,716
The Cato Corp., Class A	20,137	287,355
The TJX Companies Inc.	281,046	12,573,998
Tilly’s Inc., Class A	26,146	283,945
Urban Outfitters Inc.	273,669	9,085,811	(a)
Zumiez Inc.	43,092	826,074	(a)
		28,010,680
Apparel, Accessories & Luxury Goods – 0.4%
Fossil Group Inc.	102,300	1,609,179	(a)
Movado Group Inc.	7,636	241,450
VF Corp.	80,512	5,743,726
		7,594,355
Application Software – 1.3%
American Software Inc., Class A	33,438	349,427
ANSYS Inc.	74,747	10,684,336	(a)
Cision Ltd.	133,169	1,558,077	(a)
Intuit Inc.	64,921	12,779,699
ShotSpotter Inc.	3,965	123,629	(a)
		25,495,168
Asset Management & Custody Banks – 0.7%
Arlington Asset Investment Corp., Class A	42,232	305,760
Associated Capital Group Inc., Class A	4,090	144,091
Cohen & Steers Inc.	44,815	1,538,051
Diamond Hill Investment Group Inc.	1,881	281,115
Silvercrest Asset Management Group Inc., Class A	4,764	63,028
T Rowe Price Group Inc.	110,847	10,233,395
Waddell & Reed Financial Inc., Class A	4,264	77,093
		12,642,533
Auto Parts & Equipment – 0.0%*
Gentex Corp.	40,016	808,723
Automobile Manufacturers – 0.0%*
Ford Motor Co.	74,915	573,100
Automotive Retail – 0.1%
Sonic Automotive Inc., Class A	69,622	957,999
Biotechnology – 0.4%
Adverum Biotechnologies Inc.	23,690	74,623	(a)
Aeglea BioTherapeutics Inc.	9,075	67,972	(a)
Allena Pharmaceuticals Inc.	18,071	98,487	(a)
Arcus Biosciences Inc.	24,410	262,896	(a)
Arrowhead Pharmaceuticals Inc.	51,800	643,356	(a)
Celcuity Inc.	3,789	90,898	(a)
Cue Biopharma Inc.	20,703	97,304	(a)
Denali Therapeutics Inc.	26,113	539,495	(a)

	Number of Shares	Fair Value
Emergent BioSolutions Inc.	4,613	$273,459	(a)
Evelo Biosciences Inc.	24,031	312,643	(a)
Fate Therapeutics Inc.	30,200	387,466	(a)
G1 Therapeutics Inc.	7,917	151,610	(a)
Genomic Health Inc.	33,200	2,138,412	(a)
Homology Medicines Inc.	4,164	93,107	(a)
PDL BioPharma Inc.	296,687	860,392	(a)
Spero Therapeutics Inc.	30,173	185,564	(a)
Surface Oncology Inc.	31,636	134,137	(a)
UNITY Biotechnology Inc.	17,352	282,143	(a)
Unum Therapeutics Inc.	37,984	167,130	(a)
		6,861,094
Brewers – 0.0%*
The Boston Beer Company Inc., Class A	1,630	392,569	(a)
Broadcasting – 0.2%
Beasley Broadcast Group Inc., Class A	16,084	60,315
Discovery Inc., Class A	120,800	2,988,592	(a)
Media General Inc.	2,076	208
		3,049,115
Building Products – 0.0%*
Resideo Technologies Inc.	16,809	345,425	(a)
Cable & Satellite – 0.2%
Cable One Inc.	3,500	2,870,350
Coal & Consumable Fuels – 0.0%*
Hallador Energy Co.	15,813	80,172
NACCO Industries Inc., Class A	2,150	72,885
		153,057
Communications Equipment – 1.0%
Cisco Systems Inc.	416,173	18,032,776
NETGEAR Inc.	10,949	569,677	(a)
		18,602,453
Construction & Engineering – 0.0%*
MYR Group Inc.	7,615	214,514	(a)
Willscot Corp.	5,973	56,266	(a)
		270,780
Construction Machinery & Heavy Trucks – 0.0%*
Miller Industries Inc.	4,256	114,912
Construction Materials – 0.0%*
United States Lime & Minerals Inc.	1,127	80,017
Consumer Electronics – 0.0%*
Roku Inc.	1,761	53,957	(a)
Turtle Beach Corp.	19,800	282,546	(a)
		336,503
Consumer Finance – 0.0%*
Curo Group Holdings Corp.	33,755	320,335	(a)
Data Processing & Outsourced Services – 1.0%
Broadridge Financial Solutions Inc.	110,752	10,659,880
Jack Henry & Associates Inc.	55,565	7,030,084
NIC Inc.	17,369	216,765
Paychex Inc.	28,066	1,828,500
		19,735,229
Department Stores – 0.9%
Dillard’s Inc., Class A	7,450	449,310
Kohl’s Corp.	186,127	12,347,665
Macy’s Inc.	152,100	4,529,538
		17,326,513
Distillers & Vintners – 0.0%*
Brown-Forman Corp., Class A	6,253	296,517
Distributors – 0.5%
Funko Inc., Class A	30,900	406,335	(a)
Genuine Parts Co.	89,774	8,620,099
Weyco Group Inc.	2,809	81,939
		9,108,373
Diversified Metals & Mining – 0.0%*
Materion Corp.	1,498	67,395
Diversified REITs – 0.1%
Armada Hoffler Properties Inc.	88,020	1,237,561
One Liberty Properties Inc.	12,478	302,217
		1,539,778
Diversified Support Services – 0.2%
McGrath RentCorp.	23,318	1,200,411

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

	Number of Shares	Fair Value
UniFirst Corp.	15,889	$2,273,239
Viad Corp.	11,419	571,978
		4,045,628
Education Services – 0.0%*
American Public Education Inc.	21,851	621,879	(a)
Electric Utilities – 0.1%
Hawaiian Electric Industries Inc.	74,371	2,723,466
Electrical Components & Equipment – 0.0%*
Encore Wire Corp.	11,068	555,392
Preformed Line Products Co.	2,625	142,406
		697,798
Electronic Components – 0.2%
AVX Corp.	62,945	959,911
Dolby Laboratories Inc., Class A	49,044	3,032,881
		3,992,792
Electronic Equipment & Instruments – 0.1%
Badger Meter Inc.	27,783	1,367,201
Electro Scientific Industries Inc.	29,293	877,618	(a)
Vishay Precision Group Inc.	8,477	256,260	(a)
		2,501,079
Electronic Manufacturing Services – 0.2%
Benchmark Electronics Inc.	30,507	646,138
Park Electrochemical Corp.	38,384	693,599
Plexus Corp.	36,485	1,863,654	(a)
		3,203,391
Environmental & Facilities Services – 1.0%
Republic Services Inc.	191,737	13,822,320
Rollins Inc.	125,448	4,528,673
		18,350,993
Fertilizers & Agricultural Chemicals – 0.0%*
The Mosaic Co.	11,900	347,599
Financial Exchanges & Data – 0.3%
CME Group Inc.	21,641	4,071,105
Morningstar Inc.	19,845	2,179,775
		6,250,880
Food Retail – 0.1%
Natural Grocers by Vitamin Cottage Inc.	8,238	126,289	(a)
Village Super Market Inc., Class A	5,177	138,433
Weis Markets Inc.	19,893	950,487
		1,215,209
Footwear – 0.2%
Rocky Brands Inc.	28,315	736,190
Steven Madden Ltd.	95,544	2,891,161
		3,627,351
Health Care REITs – 0.0%*
Community Healthcare Trust Inc.	24,337	701,636
Healthcare Distributors – 0.0%*
PetIQ Inc.	20,180	473,625	(a)
Healthcare Equipment – 0.9%
ABIOMED Inc.	1,500	487,560	(a)
Danaher Corp.	137,968	14,227,260
Globus Medical Inc., Class A	2,891	125,123	(a)
iRadimed Corp.	10,640	260,255	(a)
Surmodics Inc.	2,882	136,203	(a)
Tandem Diabetes Care Inc.	24,000	911,280	(a)
Varian Medical Systems Inc.	2,765	313,302	(a)
		16,460,983
Healthcare Facilities – 0.1%
Genesis Healthcare Inc.	229,006	270,227	(a)
HCA Healthcare Inc.	2,200	273,790
National HealthCare Corp.	6,642	521,065
Tenet Healthcare Corp.	3,091	52,980	(a)
		1,118,062
Healthcare Services – 0.2%
Cigna Corp.	20,218	3,839,807
CorVel Corp.	6,443	397,662	(a)
		4,237,469
Healthcare Supplies – 0.1%
Anika Therapeutics Inc.	3,976	133,633	(a)
ICU Medical Inc.	1,256	288,415	(a)
Meridian Bioscience Inc.	32,523	564,599

	Number of Shares	Fair Value
OrthoPediatrics Corp.	4,718	$164,564	(a)
Utah Medical Products Inc.	5,245	435,755
		1,586,966
Healthcare Technology – 0.0%*
Simulations Plus Inc.	36,922	734,748
Home Furnishing Retail – 0.2%
Williams-Sonoma Inc.	58,779	2,965,401
Hotel & Resort REITs – 0.1%
Chesapeake Lodging Trust	72,933	1,775,919
Household Appliances – 0.0%*
Hamilton Beach Brands Holding Co., Class A	3,357	78,755
Human Resource & Employment Services – 0.6%
Kelly Services Inc., Class A	29,809	610,488
Kforce Inc.	10,333	319,496
Robert Half International Inc.	187,864	10,745,821
		11,675,805
Hypermarkets & Super Centers – 0.6%
Costco Wholesale Corp.	52,919	10,780,130
Independent Power Producers & Energy Traders – 0.1%
Vistra Energy Corp.	62,748	1,436,302	(a)
Industrial Conglomerates – 0.7%
Honeywell International Inc.	97,981	12,945,250
Industrial Machinery – 0.0%*
Hurco Companies Inc.	3,373	120,416
The Eastern Co.	2,884	69,735
The Gorman-Rupp Co.	13,405	434,456
		624,607
Industrial REITs – 0.0%*
Innovative Industrial Properties Inc.	3,169	143,841
Insurance Brokers – 0.2%
Brown & Brown Inc.	79,663	2,195,512
Goosehead Insurance Inc., Class A	35,033	921,018	(a)
		3,116,530
Interactive Media & Services – 0.0%*
Alphabet Inc., Class C	387	400,781	(a)
Travelzoo	28,551	280,656	(a)
		681,437
Internet & Direct Marketing Retail – 0.2%
1-800-Flowers.com Inc., Class A	20,040	245,089	(a)
Amazon.com Inc.	2,741	4,116,900	(a)
		4,361,989
Internet Services & Infrastructure – 0.2%
Okta Inc.	63,599	4,057,616	(a)
Investment Banking & Brokerage – 0.2%
Houlihan Lokey Inc.	48,495	1,784,616
INTL. FCStone Inc.	14,560	532,604	(a)
Moelis & Co., Class A	45,089	1,550,160
Oppenheimer Holdings Inc., Class A	2,827	72,230
Siebert Financial Corp.	5,200	75,192	(a)
		4,014,802
IT Consulting & Other Services – 0.4%
Amdocs Ltd.	93,837	5,496,971
ManTech International Corp., Class A	34,149	1,785,822
Perficient Inc.	6,130	136,454	(a)
Unisys Corp.	95,300	1,108,339	(a)
		8,527,586
Leisure Facilities – 0.1%
International Speedway Corp., Class A	42,130	1,847,822
Speedway Motorsports Inc.	5,617	91,388
		1,939,210
Leisure Products – 0.0%*
Johnson Outdoors Inc., Class A	3,214	188,790
MasterCraft Boat Holdings Inc.	23,948	447,828	(a)
		636,618
Life & Health Insurance – 0.8%
Aflac Inc.	310,334	14,138,817	(b)
FBL Financial Group Inc., Class A	3,413	224,063
Independence Holding Co.	2,459	86,557
National Western Life Group Inc., Class A	2,095	629,967
		15,079,404

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

	Number of Shares	Fair Value
Life Sciences Tools & Services – 0.2%
Bio-Techne Corp.	14,458	$2,092,362
Luminex Corp.	39,385	910,187
Quanterix Corp.	3,515	64,360	(a)
		3,066,909
Managed Healthcare – 0.3%
Molina Healthcare Inc.	13,400	1,557,348	(a)
UnitedHealth Group Inc.	18,428	4,590,783
		6,148,131
Metal & Glass Containers – 0.3%
AptarGroup Inc.	40,919	3,849,250
Silgan Holdings Inc.	73,740	1,741,739
		5,590,989
Mortgage REITs – 1.8%
AG Mortgage Investment Trust Inc.	38,754	617,351
AGNC Investment Corp.	675,856	11,854,514
Apollo Commercial Real Estate Finance Inc.	179,195	2,985,389
Arbor Realty Trust Inc.	82,247	828,227
Ares Commercial Real Estate Corp.	25,557	333,263
Blackstone Mortgage Trust Inc., Class A	33,815	1,077,346
Capstead Mortgage Corp.	169,833	1,132,786
Cherry Hill Mortgage Investment Corp.	30,174	529,252
Chimera Investment Corp.	163,861	2,920,003
Dynex Capital Inc.	93,385	534,162
MFA Financial Inc.	419,764	2,804,024
Starwood Property Trust Inc.	216,119	4,259,706
TPG RE Finance Trust Inc.	21,207	387,664
Two Harbors Investment Corp.	286,898	3,683,770
		33,947,457
Multi-Line Insurance – 0.8%
American Financial Group Inc.	58,779	5,321,263
American National Insurance Co.	7,910	1,006,468
Loews Corp.	185,501	8,444,006
		14,771,737
Multi-Sector Holdings – 1.2%
Berkshire Hathaway Inc., Class B	110,564	22,574,958	(a)
Office Services & Supplies – 0.0%*
Steelcase Inc., Class A	30,041	445,508
Oil & Gas Drilling – 0.0%*
Rowan Companies PLC, Class A	16,101	135,087	(a)
Oil & Gas Equipment & Services – 0.1%
Dawson Geophysical Co.	19,735	66,704	(a)
Liberty Oilfield Services Inc., Class A	4,902	63,481
Mammoth Energy Services Inc.	26,828	482,367
Matrix Service Co.	40,248	722,049	(a)
Profire Energy Inc.	72,929	105,747	(a)
Quintana Energy Services Inc.	11,897	41,164	(a)
Solaris Oilfield Infrastructure Inc., Class A	10,474	126,631
		1,608,143
Oil & Gas Exploration & Production – 0.1%
Evolution Petroleum Corp.	9,272	63,235
Whiting Petroleum Corp.	113,300	2,570,777	(a)
WildHorse Resource Development Corp.	9,681	136,599	(a)
		2,770,611
Oil & Gas Refining & Marketing – 1.4%
Adams Resources & Energy Inc.	2,209	85,510
CVR Energy Inc.	7,656	263,979
HollyFrontier Corp.	29,235	1,494,493
PBF Energy Inc., Class A	216,686	7,079,132
Phillips 66	103,286	8,898,089
Valero Energy Corp.	129,181	9,684,700
		27,505,903
Packaged Foods & Meats – 0.3%
J&J Snack Foods Corp.	5,711	825,753
Lancaster Colony Corp.	19,032	3,366,000
Tootsie Roll Industries Inc.	19,329	645,589
		4,837,342
Paper Packaging – 0.0%*
UFP Technologies Inc.	3,051	91,652	(a)

	Number of Shares	Fair Value
Paper Products – 0.1%
Verso Corp., Class A	102,983	$2,306,819	(a)
Personal Products – 0.5%
Medifast Inc.	2,575	321,926
The Estee Lauder Companies Inc., Class A	69,649	9,061,335
USANA Health Sciences Inc.	746	87,827	(a)
		9,471,088
Pharmaceuticals – 1.6%
Amneal Pharmaceuticals Inc.	6,068	82,100	(a)
Evolus Inc.	9,820	116,858	(a)
Johnson & Johnson	145,717	18,804,779
Menlo Therapeutics Inc.	44,902	184,996	(a)
Pfizer Inc.	232,090	10,130,728
resTORbio Inc.	41,815	360,445	(a)
scPharmaceuticals Inc.	14,502	54,528	(a)
		29,734,434
Property & Casualty Insurance – 0.5%
AMERISAFE Inc.	15,694	889,693
CNA Financial Corp.	32,791	1,447,723
Donegal Group Inc., Class A	6,022	82,170
Erie Indemnity Co., Class A	5,529	737,071
Kinsale Capital Group Inc.	18,239	1,013,359
Old Republic International Corp.	130,220	2,678,625
Protective Insurance Corp., Class B	2,264	37,696
Safety Insurance Group Inc.	5,703	466,562
WR Berkley Corp.	24,003	1,774,062
		9,126,961
Publishing – 0.2%
John Wiley & Sons Inc., Class A	61,896	2,907,255
Regional Banks – 0.3%
1st Constitution Bancorp	4,246	84,623
ACNB Corp.	2,457	96,437
American National Bankshares Inc.	2,128	62,372
Ames National Corp.	2,633	66,931
Arrow Financial Corp.	3,000	96,060
Auburn National Bancorporation Inc.	1,634	51,732
Baycom Corp.	14,107	325,731	(a)
Cambridge Bancorp	2,724	226,773
CB Financial Services Inc.	2,510	62,198
CenterState Bank Corp.	5,232	110,081
Chemung Financial Corp.	2,785	115,048
Citizens & Northern Corp.	3,011	79,581
City Holding Co.	6,876	464,749
Community Trust Bancorp Inc.	8,859	350,905
Evans Bancorp Inc.	1,757	57,120
Fidelity D&D Bancorp Inc.	1,258	80,738
First Choice Bancorp	600	13,560
First Community Corp.	3,265	63,439
First Financial Corp.	6,595	264,789
First Financial Northwest Inc.	17,123	264,893
First Mid-Illinois Bancshares Inc.	8,122	259,254
First Savings Financial Group Inc.	1,132	58,796
First United Corp.	4,390	69,889
LCNB Corp.	5,108	77,386
Level One Bancorp Inc.	3,009	67,492
MBT Financial Corp.	7,276	67,667
Metropolitan Bank Holding Corp.	4,149	127,997	(a)
Mid Penn Bancorp Inc.	700	16,114
Middlefield Banc Corp.	1,750	74,252
MutualFirst Financial Inc.	2,252	59,836
National Bankshares Inc.	1,756	63,971
Northrim BanCorp Inc.	4,556	149,756
Norwood Financial Corp.	2,332	76,956
Oak Valley Bancorp	3,644	66,685
Ohio Valley Banc Corp.	1,991	70,461
Orrstown Financial Services Inc.	3,614	65,811
Park National Corp.	6,865	583,182
Penns Woods Bancorp Inc.	1,879	75,611
Premier Financial Bancorp Inc.	4,512	67,274
Select Bancorp Inc.	4,109	50,869	(a)
Shore Bancshares Inc.	4,983	72,453
Spirit of Texas Bancshares Inc.	10,868	247,573	(a)
		5,407,045

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

	Number of Shares	Fair Value
Reinsurance – 0.1%
Reinsurance Group of America Inc.	13,596	$1,906,567
Research & Consulting Services – 0.3%
CBIZ Inc.	45,133	889,120	(a)
CRA International Inc.	10,375	441,456
Exponent Inc.	47,444	2,405,885
Forrester Research Inc.	7,522	336,234
ICF International Inc.	5,595	362,444
Resources Connection Inc.	37,814	536,959
		4,972,098
Residential REITs – 0.0%*
BRT Apartments Corp.	25,767	294,774
Restaurants – 0.2%
Biglari Holdings Inc., Class A	88	51,715	(a)
Brinker International Inc.	25,796	1,134,508
J. Alexander’s Holdings Inc.	7,535	62,013	(a)
The Cheesecake Factory Inc.	44,870	1,952,294
		3,200,530
Retail REITs – 0.2%
Getty Realty Corp.	27,225	800,687
Retail Properties of America Inc., Class A	278,583	3,022,626
		3,823,313
Semiconductor Equipment – 0.0%*
Photronics Inc.	67,701	655,346	(a)
Semiconductors – 0.8%
Intel Corp.	308,444	14,475,277
NVE Corp.	6,526	571,286
		15,046,563
Soft Drinks – 0.6%
Keurig Dr Pepper Inc.	452,314	11,597,331
Specialized Finance – 0.0%*
NewStar Financial Inc.	492	128
Specialized REITs – 0.1%
Jernigan Capital Inc.	52,531	1,041,164
Specialty Stores – 0.2%
Dick’s Sporting Goods Inc.	82,774	2,582,549
Hibbett Sports Inc.	26,865	384,170	(a)
MarineMax Inc.	24,401	446,782	(a)
		3,413,501
Steel – 0.5%
Ramaco Resources Inc.	28,857	142,842	(a)
Reliance Steel & Aluminum Co.	79,096	5,629,262
Warrior Met Coal Inc.	116,261	2,803,053
		8,575,157
Systems Software – 0.4%
Fortinet Inc.	3,900	274,677	(a)
Microsoft Corp.	62,558	6,354,016
SecureWorks Corp., Class A	35,100	592,839	(a)
		7,221,532
Technology Distributors – 0.7%
Arrow Electronics Inc.	67,945	4,684,808	(a)
Avnet Inc.	172,178	6,215,626
Insight Enterprises Inc.	15,597	635,578	(a)
PC Connection Inc.	12,235	363,746
ScanSource Inc.	15,838	544,510	(a)
		12,444,268
Technology Hardware, Storage & Peripherals – 0.5%
Apple Inc.	51,408	8,109,098	(b)
Dell Technologies, Class C	2,315	113,158	(a)
HP Inc.	100,075	2,047,534
		10,269,790
Thrifts & Mortgage Finance – 0.2%
Entegra Financial Corp.	10,184	211,318	(a)
FS Bancorp Inc.	6,229	267,100
Luther Burbank Corp.	11,850	106,887
Northwest Bancshares Inc.	90,630	1,535,272
OP Bancorp	13,561	120,286	(a)
Oritani Financial Corp.	36,682	541,059
Territorial Bancorp Inc.	2,756	71,601

	Number of Shares	Fair Value
Timberland Bancorp Inc.	3,387	$75,530
TrustCo Bank Corp.	66,036	453,007
		3,382,060
Tobacco – 0.0%*
Turning Point Brands Inc.	23,739	646,176
Trading Companies & Distributors – 1.0%
BlueLinx Holdings Inc.	39,000	963,690	(a)
Foundation Building Materials Inc.	8,263	68,665	(a)
General Finance Corp.	11,500	116,265	(a)
Kaman Corp.	49,140	2,756,263
MSC Industrial Direct Company Inc., Class A	153,879	11,836,373
Nexeo Solutions Inc.	47,608	408,953	(a)
Rush Enterprises Inc., Class B	2,239	79,708
Willis Lease Finance Corp.	3,174	109,820	(a)
WW Grainger Inc.	8,222	2,321,564
		18,661,301
Trucking – 0.4%
ArcBest Corp.	11,668	399,746
Landstar System Inc.	34,397	3,290,761
Marten Transport Ltd.	91,361	1,479,135
PAM Transportation Services Inc.	3,947	155,551	(a)
Schneider National Inc., Class B	44,441	829,713
Werner Enterprises Inc.	48,804	1,441,670
		7,596,576
Wireless Telecommunication Services – 0.2%
NII Holdings Inc.	215,800	951,678	(a)
Telephone & Data Systems Inc.	35,600	1,158,424
United States Cellular Corp.	46,700	2,426,999	(a)
		4,537,101
Total Domestic Equity (Cost $677,277,547)		650,569,192
Foreign Equity – 20.5%
Common Stock – 20.3%
Advertising – 0.1%
Hakuhodo DY Holdings Inc.	84,800	1,217,336
Aerospace & Defense – 0.2%
Thales S.A.	33,886	3,951,151
Agricultural Products – 0.1%
China Agri-Industries Holdings Ltd.	113,000	40,268
Wilmar International Ltd.	770,400	1,763,498
		1,803,766
Airlines – 0.5%
China Eastern Airlines Corporation Ltd., Class H	162,000	90,214
Japan Airlines Company Ltd.	186,324	6,607,909
Korean Air Lines Company Ltd.	2,043	60,514
Singapore Airlines Ltd.	259,500	1,793,463
		8,552,100
Airport Services – 0.0%*
Grupo Aeroportuario del Sureste SAB de C.V., Class B	17,214	258,921
SATS Ltd.	48,200	164,793
TAV Havalimanlari Holding A/S	21,321	95,866
		519,580
Alternative Carriers – 0.1%
Intelsat S.A.	46,600	996,774	(a)
Aluminum – 0.0%*
China Zhongwang Holdings Ltd.	116,400	51,589
Apparel Retail – 0.1%
ABC-Mart Inc.	17,600	975,327
Mr Price Group Ltd.	12,737	217,950
Truworths International Ltd.	51,953	318,183
		1,511,460
Apparel, Accessories & Luxury Goods – 0.4%
Burberry Group PLC	170,803	3,775,314
FF Group	1,860	5,103	(a,c)
HUGO BOSS AG	35,345	2,178,618

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

	Number of Shares	Fair Value
Shenzhou International Group Holdings Ltd.	21,000	$238,047
The Swatch Group AG	15,808	910,828
		7,107,910
Asset Management & Custody Banks – 0.1%
Hargreaves Lansdown PLC	44,898	1,057,297
Auto Parts & Equipment – 0.4%
Fuyao Glass Industry Group Company Ltd., Class H	8,800	28,156	(d)
Garrett Motion Inc.	9,870	121,796	(a)
Magna International Inc.	125,334	5,686,739
Toyoda Gosei Company Ltd.	58,800	1,165,656
		7,002,347
Automobile Manufacturers – 0.2%
Astra International Tbk PT	238,536	136,437
Dongfeng Motor Group Company Ltd., Class H	318,000	288,376
Ford Otomotiv Sanayi A/S	8,238	77,426
Isuzu Motors Ltd.	196,445	2,772,593
Kia Motors Corp.	18,557	560,469
		3,835,301
Brewers – 0.0%*
AMBEV S.A.	20,700	82,143
Cia Cervecerias Unidas S.A.	15,595	200,344
		282,487
Broadcasting – 0.0%*
Surya Citra Media Tbk PT	678,900	88,285
Cable & Satellite – 0.0%*
Cyfrowy Polsat S.A.	13,925	83,622	(a)
Megacable Holdings SAB de C.V.	35,185	157,472
		241,094
Coal & Consumable Fuels – 0.3%
Adaro Energy Tbk PT	332,500	28,094
Bukit Asam Tbk PT	338,100	101,101
China Shenhua Energy Company Ltd., Class H	395,000	865,742
Coal India Ltd.	80,150	276,389
United Tractors Tbk PT	14,276	27,152
Washington H Soul Pattinson & Company Ltd.	277,667	4,865,435
		6,163,913
Commodity Chemicals – 0.1%
Kaneka Corp.	31,800	1,141,977
Kumho Petrochemical Company Ltd.	868	67,912
Mexichem SAB de C.V.	16,840	42,703
Petkim Petrokimya Holding AS	31,083	29,448
Petronas Chemicals Group Bhd	281,700	633,271
Sinopec Shanghai Petrochemical Company Ltd., Class H	171,000	74,914
		1,990,225
Construction & Engineering – 0.1%
China Railway Construction Corporation Ltd., Class H	231,500	321,111
China Railway Group Ltd., Class H	444,461	404,760
Hyundai Engineering & Construction Company Ltd.	2,452	119,985
Metallurgical Corporation of China Ltd., Class H	221,000	53,067
Sinopec Engineering Group Company Ltd., Class H	154,000	126,475
		1,025,398
Construction Machinery & Heavy Trucks – 0.0%*
Sinotruk Hong Kong Ltd.	80,500	121,325
Weichai Power Company Ltd., Class H	102,000	116,600
		237,925
Construction Materials – 0.1%
Anhui Conch Cement Company Ltd., Class H	63,500	308,199
Asia Cement Corp.	61,030	67,410
China Resources Cement Holdings Ltd.	287,161	258,576
POSCO Chemtech Company Ltd.	2,774	158,365
The Siam Cement PCL	5,646	75,604
The Siam Cement PCL NVDR	39,400	527,592
		1,395,746

	Number of Shares	Fair Value
Copper – 0.0%*
Jiangxi Copper Company Ltd., Class H	146,000	$171,746
Data Processing & Outsourced Services – 0.0%*
EVERTEC Inc.	30,800	883,960
Department Stores – 0.3%
El Puerto de Liverpool SAB de C.V.	22,023	141,092
Hyundai Department Store Company Ltd.	1,648	133,518
Next PLC	91,819	4,667,102
		4,941,712
Diversified Banks – 1.5%
Absa Group Ltd.	79,454	893,795
Agricultural Bank of China Ltd., Class H	2,972,000	1,302,019
Alliance Bank Malaysia Bhd	29,800	28,989
Aozora Bank Ltd.	8,300	247,756
Banco de Chile	1,485,844	212,321
Banco de Credito e Inversiones S.A.	2,437	158,317
Banco Santander Brasil S.A.	34,665	381,912
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, Class B	98,949	122,595
Bancolombia S.A.	7,747	72,520
Bangkok Bank PCL	3,000	19,072
Bangkok Bank PCL NVDR	27,000	168,335
Bank Handlowy w Warszawie S.A.	1,647	30,294
Bank Hapoalim BM	279,442	1,768,597
Bank Leumi Le-Israel BM	443,126	2,680,042
Bank of China Ltd., Class H	889,631	384,062
Bank of Communications Company Ltd., Class H	1,027,000	801,468
Bank Polska Kasa Opieki S.A.	20,025	581,014
China CITIC Bank Corporation Ltd., Class H	1,047,000	636,543
China Construction Bank Corp., Class H	375,049	309,453
China Everbright Bank Company Ltd., Class H	297,000	128,597
First Financial Holding Company Ltd.	468,707	304,979
Grupo Financiero Banorte SAB de C.V., Class O	19,126	93,019
Hong Leong Bank Bhd	17,800	87,869
Hong Leong Financial Group Bhd	15,300	68,716
Industrial & Commercial Bank of China Ltd., Class H	750,178	535,612
Industrial Bank of Korea	29,581	372,480	(a)
Komercni Banka A/S	7,849	295,286
Krung Thai Bank PCL NVDR	410,100	241,828
MCB Bank Ltd.	23,743	33,185
Mega Financial Holding Company Ltd.	566,192	478,013
Mizrahi Tefahot Bank Ltd.	34,913	589,926
Moneta Money Bank AS	56,991	183,523	(d)
Nedbank Group Ltd.	46,977	897,151
Postal Savings Bank of China Company Ltd., Class H	326,000	171,966	(d)
RHB Bank Bhd	82,222	105,252
Royal Bank of Canada	120,230	8,225,429
Santander Bank Polska S.A.	435	41,477
SinoPac Financial Holdings Company Ltd.	728,106	243,989
Taiwan Business Bank	449,514	151,364
Taiwan Cooperative Financial Holding Company Ltd.	421,739	242,174
Turkiye Halk Bankasi A/S	64,594	85,237
United Overseas Bank Ltd.	196,676	3,545,363
		27,921,539
Diversified Capital Markets – 0.0%*
Investec Ltd.	33,693	185,036
Diversified Metals & Mining – 0.0%*
Ferroglobe PLC	1,316	—	(c)
Korea Zinc Company Ltd.	331	128,300
		128,300
Diversified Real Estate Activities – 0.2%
Barwa Real Estate Co.	7,908	86,676

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

	Number of Shares	Fair Value
Swire Pacific Ltd., Class A	245,341	$2,591,492
The Wharf Holdings Ltd.	575,000	1,498,209
		4,176,377
Diversified REITs – 0.2%
Fibra Uno Administracion S.A. de C.V.	53,000	58,776
Growthpoint Properties Ltd.	348,749	564,884
Redefine Properties Ltd.	489,390	328,981
The GPT Group	740,036	2,782,061
		3,734,702
Drug Retail – 0.0%*
Clicks Group Ltd.	18,814	250,396
Electric Utilities – 0.6%
CEZ A/S	1,452	34,504
CLP Holdings Ltd.	145,500	1,644,677
Electricite de France S.A.	140,995	2,224,262
Manila Electric Co.	11,030	79,707
Tokyo Electric Power Company Holdings Inc.	118,000	702,310	(a)
Verbund AG	140,515	5,981,850
		10,667,310
Electronic Components – 0.0%*
Delta Electronics Inc.	30,865	130,039
LG Display Company Ltd.	3,476	56,230	(a)
Samsung Electro-Mechanics Company Ltd.	1,449	134,407
Yageo Corp.	5,990	62,167
Zhen Ding Technology Holding Ltd.	51,481	134,326
		517,169
Electronic Equipment & Instruments – 0.0%*
China Railway Signal & Communication Corporation Ltd. Class H	94,000	65,793	(d)
Electronic Manufacturing Services – 0.0%*
Venture Corporation Ltd.	82,707	846,488
Financial Exchanges & Data – 0.2%
ASX Ltd.	57,720	2,435,654
Singapore Exchange Ltd.	338,300	1,774,648
		4,210,302
Food Distributors – 0.0%*
The SPAR Group Ltd.	2,524	36,408
Food Retail – 0.4%
Colruyt S.A.	94,801	6,745,057
J Sainsbury PLC	293,311	989,936
		7,734,993
Gas Utilities – 0.3%
Naturgy Energy Group S.A.	45,779	1,164,916
Osaka Gas Company Ltd.	166,372	3,046,451
Petronas Gas Bhd	47,100	218,831
Tokyo Gas Company Ltd.	12,600	319,895
		4,750,093
General Merchandise Stores – 0.3%
Harvey Norman Holdings Ltd.	408,326	908,378
Wesfarmers Ltd.	212,717	4,825,033
		5,733,411
Gold – 0.0%*
Zijin Mining Group Company Ltd., Class H	672,000	254,918
Healthcare Distributors – 0.4%
Alfresa Holdings Corp.	86,864	2,219,203
Medipal Holdings Corp.	130,800	2,807,583
Suzuken Company Ltd.	53,800	2,741,120
		7,767,906
Healthcare Facilities – 0.0%*
Ryman Healthcare Ltd.	57,465	413,846
Healthcare Services – 0.1%
Sonic Healthcare Ltd.	78,608	1,223,568
Highways & Railtracks – 0.0%*
Jasa Marga Persero Tbk PT	87	26
Jiangsu Expressway Company Ltd., Class H	142,000	198,055
		198,081

	Number of Shares	Fair Value
Home Building – 0.5%
Berkeley Group Holdings PLC	115,149	$5,102,084
Persimmon PLC	178,485	4,387,246
		9,489,330
Hotels, Resorts & Cruise Lines – 0.0%*
Flight Centre Travel Group Ltd.	21,764	657,614
Household Products – 0.0%*
Hindustan Unilever Ltd.	25,852	673,804
Unilever Indonesia Tbk PT	37,300	117,762
		791,566
Hypermarkets & Super Centers – 0.3%
Aeon Company Ltd.	48,500	950,196
Coles Group Ltd.	212,717	1,758,097	(a)
METRO AG	170,011	2,603,292
Sun Art Retail Group Ltd.	131,250	133,775
Wal-Mart de Mexico SAB de C.V.	76,413	193,887
		5,639,247
Independent Power Producers & Energy Traders – 0.1%
Aboitiz Power Corp.	101,400	67,683
Colbun S.A.	127,081	25,519
Electricity Generating PCL NVDR	15,400	117,297
Huadian Power International Corporation Ltd., Class H	190,000	85,665
Uniper SE	76,081	1,965,567
		2,261,731
Industrial Conglomerates – 0.1%
DMCI Holdings Inc.	211,600	51,426
Far Eastern New Century Corp.	376,982	342,187
Grupo Carso SAB de C.V., Class A1	21,674	77,490
NWS Holdings Ltd.	228,653	469,025
Shanghai Industrial Holdings Ltd.	57,000	115,320
Sime Darby Bhd	279,362	162,243
Turkiye Sise ve Cam Fabrikalari A/S	79,242	84,457
		1,302,148
Industrial Gases – 0.6%
Linde PLC	73,614	11,486,729
Industrial Machinery – 0.2%
Atlas Copco AB, Class B	91,886	2,003,576
Schindler Holding AG	4,785	925,158
		2,928,734
Industrial REITs – 0.1%
Segro PLC	344,026	2,578,959
Integrated Oil & Gas – 0.6%
China Petroleum & Chemical Corp., Class H	1,360,125	971,102
Equinor ASA	83,732	1,776,821
Gazprom PJSC ADR	305,961	1,355,101
LUKOIL PJSC ADR	13,994	998,332
Oil & Natural Gas Corporation Ltd.	117,431	252,136
PetroChina Company Ltd., Class H	206,768	128,878
Polskie Gornictwo Naftowe i Gazownictwo S.A.	203,476	374,265
Total S.A.	110,259	5,820,645
		11,677,280
Integrated Telecommunication Services – 1.4%
BCE Inc.	167,971	6,632,505
China Communications Services Corporation Ltd., Class H	280,000	231,743
China Telecom Corporation Ltd., Class H	1,279,047	653,463
Chunghwa Telecom Company Ltd.	372,000	1,367,602
Elisa Oyj	14,499	598,009
KT Corp.	310	8,279	(a)
LG Uplus Corp.	11,538	182,511
PCCW Ltd.	952,000	548,388
Spark New Zealand Ltd.	379,616	1,056,389
Swisscom AG	15,831	7,542,930
Telenor ASA	84,014	1,625,142
Telia Company AB	363,986	1,723,482
Telkom S.A. SOC Ltd.	32,997	145,178
TELUS Corp.	149,035	4,937,644
		27,253,265

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

	Number of Shares	Fair Value
Interactive Home Entertainment – 0.0%*
CD Projekt S.A.	2,536	$98,287	(a)
Interactive Media & Services – 0.1%
Autohome Inc. ADR	1,315	102,872
Momo Inc. ADR	11,097	263,554	(a)
Tencent Holdings Ltd.	38,763	1,554,610
		1,921,036
Internet & Direct Marketing Retail – 0.1%
Alibaba Group Holding Ltd. ADR	7,647	1,048,174	(a)
IT Consulting & Other Services – 1.0%
Accenture PLC, Class A	92,608	13,058,654	(b)
HCL Technologies Ltd.	11,200	154,705
Infosys Ltd.	71,533	675,165
Nomura Research Institute Ltd.	35,610	1,322,615
Obic Company Ltd.	32,600	2,522,663
Tata Consultancy Services Ltd.	14,558	394,744
Tech Mahindra Ltd.	37,518	388,615
Wipro Ltd.	97,565	462,356
		18,979,517
Leisure Products – 0.0%*
Sankyo Company Ltd.	9,800	373,367
Life & Health Insurance – 0.8%
CNP Assurances	144,083	3,050,400
Great-West Lifeco Inc.	76,240	1,573,029
Hanwha Life Insurance Company Ltd.	7,583	28,679
Liberty Holdings Ltd.	15,119	115,613
MMI Holdings Ltd.	107,774	128,340	(a)
Poste Italiane S.p.A.	707,874	5,651,495	(d)
Power Corporation of Canada	101,228	1,818,072
Power Financial Corp.	76,958	1,455,429
Sun Life Financial Inc.	29,565	980,377
		14,801,434
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	9,350	198,564
Sartorius Stedim Biotech	30,578	3,053,340
		3,251,904
Marine – 0.0%*
COSCO SHIPPING Energy Transportation Company Ltd., Class H	144,000	71,914
Costamare Inc.	91,147	400,135
MISC Bhd	76,900	124,678
		596,727
Marine Ports & Services – 0.1%
COSCO SHIPPING Ports Ltd.	122,746	120,718
Kamigumi Company Ltd.	49,500	1,017,837
		1,138,555
Motorcycle Manufacturers – 0.0%*
Bajaj Auto Ltd.	5,984	233,150
Hero MotoCorp Ltd.	2,799	124,455
		357,605
Multi-Line Insurance – 1.3%
Allianz SE	34,492	6,905,687
Assicurazioni Generali S.p.A.	340,168	5,677,400
Baloise Holding AG	21,726	2,984,074
BB Seguridade Participacoes S.A.	82,146	584,766
Porto Seguro S.A.	11,383	153,164
Sul America S.A.	24,027	177,300
Zurich Insurance Group AG	26,174	7,782,105
		24,264,496
Multi-Sector Holdings – 0.5%
EXOR N.V.	55,295	2,987,327
Groupe Bruxelles Lambert S.A.	28,364	2,466,841
Industrivarden AB, Class C	78,517	1,587,016
Kinnevik AB, Class B	98,339	2,370,336
Pargesa Holding S.A.	10,126	727,761
		10,139,281
Office Services & Supplies – 0.1%
Societe BIC S.A.	11,592	1,181,362
Oil & Gas Drilling – 0.0%*
Noble Corporation PLC	78,466	205,581	(a)

	Number of Shares	Fair Value
Oil & Gas Exploration & Production – 0.0%*
Oil & Gas Development Company Ltd.	75,062	$69,248
Tatneft PJSC ADR	4,730	297,990
		367,238
Oil & Gas Refining & Marketing – 0.2%
Cosan S.A.	19,163	165,437
Idemitsu Kosan Company Ltd.	12,400	408,003
JXTG Holdings Inc.	592,362	3,113,660
Tupras Turkiye Petrol Rafinerileri A/S	5,127	112,468
		3,799,568
Oil & Gas Storage & Transportation – 0.1%
Ship Finance International Ltd.	148,005	1,558,493
Other Diversified Financial Services – 0.0%*
RMB Holdings Ltd.	82,855	454,450
Packaged Foods & Meats – 0.5%
China Huishan Dairy Holdings Company Ltd.	55,000	—	(a,c)
Chocoladefabriken Lindt & Spruengli AG	882	5,457,699
Chocoladefabriken Lindt & Spruengli AG	11	817,914
JBS S.A.	32,821	98,148
Nestle Malaysia Bhd	2,800	99,872
Nisshin Seifun Group Inc.	129,800	2,686,741
PPB Group Bhd	42,960	182,755
QL Resources Bhd	76,200	125,571
Uni-President China Holdings Ltd.	62,000	53,849
Yihai International Holding Ltd.	55,000	134,456
		9,657,005
Paper Products – 0.0%*
Indah Kiat Pulp & Paper Corp. Tbk PT	36,300	29,156
Personal Products – 0.2%
L’Oreal S.A.	18,359	4,222,602
Marico Ltd.	47,075	251,777
		4,474,379
Pharmaceuticals – 0.3%
Astellas Pharma Inc.	209,008	2,669,869
China Traditional Chinese Medicine Holdings Company Ltd.	130,000	75,715
Hisamitsu Pharmaceutical Company Inc.	14,300	791,150
Luye Pharma Group Ltd.	134,000	93,277	(d)
SSY Group Ltd.	176,000	130,381
Sumitomo Dainippon Pharma Company Ltd.	8,200	261,213
Taisho Pharmaceutical Holdings Company Ltd.	21,800	2,191,624
Tong Ren Tang Technologies Company Ltd., Class H	21,000	27,520
		6,240,749
Property & Casualty Insurance – 0.4%
DB Insurance Company Ltd.	4,849	305,941
Direct Line Insurance Group PLC	703,144	2,854,035
Hyundai Marine & Fire Insurance Company Ltd.	7,345	270,221
Samsung Fire & Marine Insurance Company Ltd.	3,615	871,514
Tryg A/S	97,112	2,438,232
		6,739,943
Publishing – 0.1%
Singapore Press Holdings Ltd.	833,737	1,437,478
Real Estate Development – 0.2%
China Jinmao Holdings Group Ltd.	92,000	41,362
China Overseas Land & Investment Ltd.	56,000	192,404
China Resources Land Ltd.	111,777	429,728
China Vanke Company Ltd., Class H	9,645	32,769
KWG Group Holdings Ltd.	47,000	41,601	(a)
Land & Houses PCL NVDR	369,100	112,226
Longfor Group Holdings Ltd.	173,500	518,549
Shimao Property Holdings Ltd.	136,500	364,379
Sino Land Company Ltd.	582,767	998,899

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

	Number of Shares	Fair Value
Yuexiu Property Company Ltd.	160,000	$29,428
Yuzhou Properties Company Ltd.	191,000	78,797
		2,840,142
Real Estate Operating Companies – 0.2%
First Capital Realty Inc.	85,194	1,175,800
Hysan Development Company Ltd.	131,000	623,264
Swire Properties Ltd.	525,600	1,846,130
Swiss Prime Site AG	8,207	662,271	(a)
		4,307,465
Regional Banks – 0.1%
DGB Financial Group Inc.	19,856	147,879
Popular Inc.	29,200	1,378,824
Yamaguchi Financial Group Inc.	115,000	1,105,820
		2,632,523
Reinsurance – 0.2%
Hannover Rueck SE	26,354	3,545,897
IRB Brasil Resseguros S/A	12,815	275,957
		3,821,854
Renewable Electricity – 0.0%*
Engie Brasil Energia S.A.	23,968	204,199
Restaurants – 0.0%*
Jollibee Foods Corp.	18,650	103,491
Retail REITs – 0.6%
CapitaLand Mall Trust	2,166,089	3,591,608
Hyprop Investments Ltd.	10,436	59,126
Link REIT	372,500	3,772,887
Scentre Group	143,210	393,197
Vicinity Centres	1,674,852	3,065,648
		10,882,466
Semiconductor Equipment – 0.0%*
Hanergy Thin Film Power Group Ltd.	64,000	—	(a,c)
Xinyi Solar Holdings Ltd.	156,000	54,794
		54,794
Semiconductors – 0.1%
Hua Hong Semiconductor Ltd.	52,000	96,304	(d)
Novatek Microelectronics Corp.	68,000	314,149
Realtek Semiconductor Corp.	53,770	250,158
SK Hynix Inc.	5,233	283,740	(a)
Taiwan Semiconductor Manufacturing Company Ltd.	132,943	975,328
Vanguard International Semiconductor Corp.	102,000	197,449
		2,117,128
Soft Drinks – 0.0%*
Fraser & Neave Holdings Bhd	10,200	82,686
Specialty Chemicals – 0.5%
Croda International PLC	51,066	3,047,014
Givaudan S.A.	1,346	3,107,624
Johnson Matthey PLC	94,365	3,363,929
		9,518,567
Specialty Stores – 0.0%*
JUMBO S.A.	7,425	107,966
Steel – 0.1%
Angang Steel Company Ltd., Class H	126,000	86,904
China Oriental Group Company Ltd.	130,000	77,375
Eregli Demir ve Celik Fabrikalari TAS	63,784	86,566
Maanshan Iron & Steel Company Ltd., Class H	202,000	89,011
Maruichi Steel Tube Ltd.	31,800	1,004,302
		1,344,158
Technology Distributors – 0.0%*
Synnex Technology International Corp.	166,400	197,058
WPG Holdings Ltd.	176,920	212,681
		409,739
Technology Hardware, Storage & Peripherals – 0.1%
Asustek Computer Inc.	79,000	517,894
Chicony Electronics Company Ltd.	68,647	139,809
Inventec Corp.	294,000	210,908
Legend Holdings Corp., Class H	9,800	25,660	(d)
Lite-On Technology Corp.	34,669	45,794
Micro-Star International Company Ltd.	13,000	32,313
Quanta Computer Inc.	300,000	514,364

		Number of Shares	Fair Value
Samsung Electronics Company Ltd.		24,529	$850,755
Wistron Corp.		333,195	207,047
			2,544,544
Textiles – 0.0%*
Formosa Taffeta Company Ltd.		88,000	98,917
Ruentex Industries Ltd.		41,187	105,322
			204,239
Tires & Rubber – 0.0%*
Hankook Tire Company Ltd.		1,125	40,481
Tobacco – 0.2%
British American Tobacco Malaysia Bhd		6,000	52,385
Gudang Garam Tbk PT		5,254	30,554
Hanjaya Mandala Sampoerna Tbk PT		573,700	148,013
ITC Ltd.		58,451	235,805
Swedish Match AB		105,681	4,161,274
			4,628,031
Trading Companies & Distributors – 0.6%
Ferguson PLC		79,990	5,111,081
Marubeni Corp.		816,548	5,748,545
Posco Daewoo Corp.		5,793	94,491
			10,954,117
Trucking – 0.1%
ComfortDelGro Corporation Ltd.		970,600	1,531,027
Water Utilities – 0.0%*
Aguas Andinas S.A., Class A		221,747	121,967
Guangdong Investment Ltd.		126,000	243,653
			365,620
Wireless Telecommunication Services – 0.1%
China Mobile Ltd.		66,562	640,596
Far EasTone Telecommunications Company Ltd.		19,997	49,705
SK Telecom Company Ltd.		820	198,055
Taiwan Mobile Company Ltd.		176,762	612,459
Vodacom Group Ltd.		70,725	648,988
			2,149,803
Total Common Stock (Cost $418,582,131)			385,873,166
Preferred Stock – 0.2%
Automobile Manufacturers – 0.1%
Bayerische Motoren Werke AG		13,249	940,541
Hyundai Motor Co.		2,420	167,002
Hyundai Motor Co.		2,290	144,074
			1,251,617
Commodity Chemicals – 0.0%*
FUCHS PETROLUB SE		8,888	365,568
LG Chem Ltd.		464	81,298
			446,866
Diversified Banks – 0.1%
Grupo Aval Acciones y Valores S.A.		202,526	62,301
Itausa—Investimentos Itau S.A.		378,047	1,178,303
			1,240,604
Integrated Telecommunication Services – 0.0%*
Telefonica Brasil S.A.		3,027	36,106
Technology Hardware, Storage & Peripherals – 0.0%*
Samsung Electronics Company Ltd.		36,816	1,047,596
Total Preferred Stock (Cost $4,185,809)			4,022,789
Total Foreign Equity (Cost $422,767,940)			389,895,955
		Principal Amount ($)	Fair Value
Bonds and Notes – 30.9%
U.S. Treasuries – 17.1%
U.S. Treasury Bonds
2.25%	08/15/46	$1,600,000	1,367,233
2.50%	02/15/45 - 05/15/46	4,310,000	3,893,116
2.75%	11/15/42 - 11/15/47	2,150,000	2,041,635

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

		Principal Amount ($)	Fair Value
2.88%	05/15/43 - 11/15/46	$2,400,000	$2,338,521
3.00%	05/15/42 - 08/15/48	11,250,000	11,219,078
3.13%	08/15/44 - 05/15/48	3,000,000	3,059,887
3.38%	05/15/44 - 11/15/48	2,400,000	2,557,444
3.63%	08/15/43 - 02/15/44	1,740,000	1,927,011
3.75%	11/15/43	1,400,000	1,580,964
4.25%	05/15/39 - 11/15/40	2,000,000	2,415,119
4.38%	02/15/38 - 05/15/40	2,300,000	2,818,851
4.50%	02/15/36	2,000,000	2,465,293
4.63%	02/15/40	500,000	633,631
5.25%	02/15/29	200,000	244,492
5.50%	08/15/28	200,000	247,086
6.00%	02/15/26	827,000	1,008,718
6.38%	08/15/27	200,000	256,916
7.63%	11/15/22 - 02/15/25	500,000	613,063
7.88%	02/15/21	2,000,000	2,220,431
8.75%	05/15/20	1,200,000	1,299,099
U.S. Treasury Inflation Indexed Bonds
0.63%	02/15/43	1,429,818	1,256,595
0.75%	02/15/42 - 02/15/45	3,659,026	3,303,620
0.88%	02/15/47	576,153	529,711
1.00%	02/15/46 - 02/15/48	4,093,272	3,886,620
1.38%	02/15/44	2,061,519	2,134,231
1.75%	01/15/28	965,632	1,026,299
2.13%	02/15/41	1,096,975	1,298,424
2.38%	01/15/25	2,515,331	2,720,635
2.50%	01/15/29	1,531,127	1,744,967
3.38%	04/15/32	997,234	1,281,757
3.88%	04/15/29	2,307,300	2,940,035
U.S. Treasury Inflation Indexed Notes
0.13%	04/15/20 - 07/15/26	31,872,425	30,855,157
0.25%	01/15/25	6,405,720	6,136,939
0.38%	07/15/23 - 07/15/27	13,514,253	13,023,285
0.50%	01/15/28	3,998,124	3,818,026
0.63%	07/15/21 - 01/15/26	10,487,425	10,338,783
0.75%	07/15/28	4,911,026	4,811,039
1.13%	01/15/21	3,467,910	3,453,799
1.25%	07/15/20	2,319,000	2,314,738
1.38%	01/15/20	818,552	813,528
U.S. Treasury Notes
1.13%	03/31/20 - 09/30/21	6,500,000	6,301,904
1.25%	01/31/20 - 10/31/21	6,500,000	6,329,347
1.38%	01/31/20 - 05/31/21	13,000,000	12,756,795
1.50%	01/31/22 - 08/15/26	2,900,000	2,743,313
1.63%	07/31/20 - 05/15/26	11,540,000	11,094,891
1.75%	10/31/20 - 05/15/23	9,600,000	9,393,955
1.88%	12/15/20 - 09/30/22	19,600,000	19,239,230
2.00%	01/31/20 - 11/15/26	22,644,000	22,197,287
2.13%	08/31/20 - 05/15/25	13,000,000	12,823,142
2.25%	03/31/21 - 11/15/27	17,390,000	17,029,843
2.38%	01/31/23 - 05/15/27	5,000,000	4,940,344
2.50%	05/31/20 - 01/31/25	8,500,000	8,492,210
2.63%	07/31/20 - 12/31/25	10,885,000	10,919,156
2.75%	11/30/20 - 02/15/28	18,800,000	18,978,109
2.88%	10/15/21 - 08/15/28	12,900,000	13,101,339
3.00%	10/31/25	500,000	512,970
3.13%	05/15/21 - 11/15/28	3,000,000	3,078,383
3.63%	02/15/20 - 02/15/21	2,700,000	2,737,798
			324,565,792
Agency Mortgage Backed – 6.4%
Federal Home Loan Banks
2.13%	02/11/20	2,000,000	1,992,440
2.38%	03/30/20	1,000,000	997,850
3.25%	11/16/28	125,000	127,280
Federal Home Loan Mortgage Corp.
1.13%	08/12/21	637,000	615,227
2.38%	01/13/22	1,100,000	1,095,490
2.50%	07/01/28 - 02/01/32	1,325,061	1,295,111
2.51%	11/25/22	300,000	295,464
3.00%	05/01/30 - 03/01/48	11,866,622	11,679,665
3.50%	03/01/26 - 03/01/47	8,910,749	8,954,765
4.00%	06/01/42 - 12/01/48	5,753,469	5,884,844
4.50%	05/01/42 - 01/01/45	82,026	85,818
5.00%	06/01/41	1,408,176	1,507,335
5.50%	01/01/38 - 04/01/39	347,698	374,591
6.00%	06/01/37 - 11/01/37	326,223	360,477

		Principal Amount ($)	Fair Value
6.25%	07/15/32	$250,000	$334,500
3.50%	TBA	500,000	506,235	(e)
4.50%	TBA	775,000	802,086	(e)
Federal National Mortgage Assoc.
1.50%	07/30/20	500,000	491,970
1.88%	09/24/26	1,000,000	930,630
2.13%	04/24/26	700,000	667,821
2.50%	09/01/28 - 08/01/30	1,055,851	1,035,717
3.00%	01/01/28 - 05/01/47	11,025,513	10,907,561
3.50%	01/01/27 - 09/01/48	16,415,942	16,502,218
4.00%	10/01/41 - 11/01/48	10,167,369	10,417,597
4.50%	01/01/27 - 03/01/46	3,904,851	4,085,857
5.00%	12/01/39 - 05/01/41	287,015	304,624
5.50%	12/01/35 - 04/01/38	1,201,340	1,294,347
6.00%	03/01/34 - 08/01/37	1,617,508	1,785,954
6.63%	11/15/30	100,000	134,347
4.00%	TBA	1,550,000	1,583,250	(e)
4.50%	TBA	1,250,000	1,294,000	(e)
Government National Mortgage Assoc.
2.50%	05/20/45	249,227	237,805
3.00%	10/15/42 - 06/20/47	7,491,703	7,405,374
3.50%	03/20/45 - 08/20/48	11,928,847	12,038,600
4.00%	12/20/40 - 09/20/47	6,893,972	7,102,040
4.50%	05/20/40 - 11/20/48	2,449,581	2,551,326
5.00%	08/15/41	2,009,447	2,148,218
3.50%	TBA	400,000	402,760	(e)
4.00%	TBA	250,000	256,050	(e)
4.50%	TBA	1,100,000	1,137,741	(e)
			121,624,985
Agency Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp.
2.75%	01/25/26	300,000	292,423
3.06%	07/25/23	600,000	602,020	(f)
3.30%	04/25/23	100,000	101,340	(f)
3.39%	03/25/24	200,000	203,398
3.49%	01/25/24	300,000	306,227
3.85%	06/25/28	250,000	259,335
3.97%	01/25/21	200,000	203,018	(f)
4.33%	10/25/20	50,000	50,819	(f)
Federal National Mortgage Assoc.
2.78%	06/25/21	304,743	303,314	(f)
3.08%	06/25/27	261,000	256,715	(f)
3.64%	08/25/30	200,000	201,359	(f)
			2,779,968
Asset Backed – 0.1%
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	171,000	172,250
Americredit Automobile Receivables Trust 2018-1
3.50%	01/18/24	75,000	75,131
BA Credit Card Trust
3.10%	12/15/23	200,000	201,047
Citibank Credit Card Issuance Trust
3.21%	12/07/24	300,000	302,854
Discover Card Execution Note Trust
3.32%	03/15/24	65,000	65,702
Drive Auto Receivables Trust 2018-2
4.14%	08/15/24	150,000	151,278
Ford Credit Auto Lease Trust
3.19%	12/15/21	40,000	40,012
Ford Credit Floorplan Master Owner Trust A
2.16%	09/15/22	250,000	246,439
GM Financial Automobile Leasing Trust 2018-2
3.06%	06/21/21	100,000	99,875
Honda Auto Receivables Owner Trust
2.60%	02/15/22	180,000	178,878
Nissan Auto Receivables 2018-B Owner Trust
3.06%	03/15/23	115,000	115,136
Santander Drive Auto Receivables Trust 2018-2
3.03%	09/15/22	60,000	59,887
Santander Drive Auto Receivables Trust 2018-3
3.03%	02/15/22	50,000	49,954
Synchrony Credit Card Master Note Trust 2016-2
2.21%	05/15/24	100,000	98,009
Toyota Auto Receivables 2018-B Owner Trust
2.96%	09/15/22	100,000	100,043

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

		Principal Amount ($)	Fair Value
World Omni Auto Receivables Trust 2018-D
3.33%	04/15/24	$50,000	$50,429
World Omni Automobile Lease Securitization Trust 2018-B
3.19%	12/15/21	50,000	50,062
			2,056,986
Corporate Notes – 6.4%
21st Century Fox America Inc.
3.38%	11/15/26	100,000	98,637
4.75%	11/15/46	100,000	106,755
6.65%	11/15/37	179,000	230,248
3M Co.
3.00%	09/14/21 - 08/07/25	50,000	49,156
3.25%	02/14/24	25,000	25,146
3.63%	09/14/28	25,000	25,416
4.00%	09/14/48	25,000	24,814
Abbott Laboratories
2.55%	03/15/22	130,000	126,659
3.75%	11/30/26	57,000	56,331
4.75%	11/30/36	100,000	104,454
4.90%	11/30/46	100,000	105,124
AbbVie Inc.
2.30%	05/14/21	100,000	97,603
3.75%	11/14/23	35,000	34,795
4.25%	11/14/28	15,000	14,609
4.30%	05/14/36	100,000	90,811
4.40%	11/06/42	150,000	132,270
4.50%	05/14/35	70,000	64,772
4.70%	05/14/45	150,000	137,128
4.88%	11/14/48	125,000	116,656
Adobe Inc.
3.25%	02/01/25	70,000	68,868
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%	10/01/25	100,000	94,722
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%	02/01/22	100,000	98,030
Aetna Inc.
2.75%	11/15/22	50,000	47,908
Aflac Inc.
3.63%	11/15/24	150,000	149,704
African Development Bank
2.13%	11/16/22	100,000	98,112
3.00%	09/20/23	150,000	152,074
Air Lease Corp.
3.88%	04/01/21 - 07/03/23	150,000	149,074
Aircastle Ltd.
4.13%	05/01/24	20,000	18,833
5.00%	04/01/23	20,000	19,973
5.13%	03/15/21	20,000	20,315
5.50%	02/15/22	20,000	20,490
7.63%	04/15/20	10,000	10,459
Alabama Power Co.
3.70%	12/01/47	100,000	91,601
Alexandria Real Estate Equities Inc.
3.45%	04/30/25	100,000	96,226
4.70%	07/01/30	15,000	15,189
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	198,366
4.20%	12/06/47	60,000	53,284
Allergan Finance LLC
3.25%	10/01/22	150,000	146,109
Allergan Funding SCS
4.75%	03/15/45	100,000	94,985
Alphabet Inc.
3.38%	02/25/24	125,000	126,765
Altria Group Inc.
2.63%	09/16/26	100,000	86,892
4.25%	08/09/42	213,000	171,661
5.38%	01/31/44	70,000	65,272
Amazon.com Inc.
1.90%	08/21/20	100,000	98,526
3.15%	08/22/27	100,000	96,473
3.88%	08/22/37	100,000	97,273
4.25%	08/22/57	100,000	98,673
4.80%	12/05/34	150,000	161,848
America Movil SAB de C.V.
3.13%	07/16/22	150,000	147,018

		Principal Amount ($)	Fair Value
American Campus Communities Operating Partnership LP
3.63%	11/15/27	$30,000	$28,112
American Electric Power Company Inc.
3.20%	11/13/27	100,000	94,637
American Express Co.
2.20%	10/30/20	120,000	117,758
3.00%	10/30/24	100,000	95,675
3.38%	05/17/21	50,000	50,063
3.40%	02/27/23	100,000	99,280
3.63%	12/05/24	150,000	146,623
3.70%	11/05/21	25,000	25,244
American Financial Group Inc.
3.50%	08/15/26	65,000	60,927
American Honda Finance Corp.
2.15%	03/13/20	200,000	197,698
2.60%	11/16/22	100,000	97,353
American International Group Inc.
4.50%	07/16/44	150,000	133,337
4.88%	06/01/22	200,000	207,298
American Tower Corp.
3.50%	01/31/23	150,000	147,570
AmerisourceBergen Corp.
3.45%	12/15/27	100,000	92,994
Amgen Inc.
2.20%	05/11/20	300,000	296,307
3.20%	11/02/27	100,000	93,995
4.66%	06/15/51	105,000	99,438
Anadarko Petroleum Corp.
6.20%	03/15/40	142,000	148,336
Analog Devices Inc.
2.50%	12/05/21	200,000	194,916
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%	12/01/27	35,000	32,979
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	200,000	188,992	(d)
4.70%	02/01/36	150,000	138,399	(d)
4.90%	02/01/46	220,000	203,562	(d)
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	250,000	245,732
3.70%	02/01/24	150,000	147,100
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	242,000	230,991
3.50%	01/12/24	25,000	24,308
4.00%	04/13/28	155,000	148,271
4.38%	04/15/38	15,000	13,424
4.60%	04/15/48	135,000	120,809
4.75%	04/15/58	50,000	43,482
Anthem Inc.
3.30%	01/15/23	100,000	98,394
3.70%	08/15/21	237,000	238,536
4.38%	12/01/47	65,000	60,493
Aon Corp.
4.50%	12/15/28	100,000	101,209
Apache Corp.
4.38%	10/15/28	25,000	23,336
5.10%	09/01/40	150,000	135,482
Apple Inc.
1.80%	05/11/20	200,000	197,588
2.00%	11/13/20	50,000	49,334
2.25%	02/23/21	200,000	197,726
2.40%	01/13/23	50,000	48,569
2.50%	02/09/22	150,000	147,873
2.75%	01/13/25	50,000	48,133
3.00%	11/13/27	100,000	95,094
3.25%	02/23/26	160,000	156,042
3.75%	11/13/47	50,000	46,203
4.38%	05/13/45	165,000	168,183
4.50%	02/23/36	150,000	158,122
4.65%	02/23/46	185,000	195,600
Applied Materials Inc.
3.90%	10/01/25	160,000	161,141
Aptiv Corp.
4.15%	03/15/24	150,000	149,530
ArcelorMittal
5.25%	08/05/20	30,000	30,330
5.50%	03/01/21	25,000	25,817

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

		Principal Amount ($)	Fair Value
6.13%	06/01/25	$20,000	$20,932
6.25%	02/25/22	25,000	26,417
7.00%	10/15/39	28,000	29,317
Arch Capital Finance LLC
4.01%	12/15/26	100,000	100,183
5.03%	12/15/46	100,000	103,401
Archer-Daniels-Midland Co.
4.02%	04/16/43	120,000	113,231
Arrow Electronics Inc.
4.00%	04/01/25	40,000	38,779
Ascension Health
3.95%	11/15/46	25,000	23,957
Asian Development Bank
1.75%	01/10/20	100,000	99,176
2.13%	03/19/25	500,000	482,350
2.25%	01/20/21	200,000	198,714
2.75%	03/17/23	295,000	296,000
3.13%	09/26/28	25,000	25,542
Assurant Inc.
4.90%	03/27/28	50,000	49,874
AstraZeneca PLC
3.50%	08/17/23	25,000	24,762
4.00%	01/17/29	20,000	19,866
4.38%	08/17/48	20,000	18,973
6.45%	09/15/37	150,000	179,550
AT&T Inc.
2.45%	06/30/20	200,000	197,622
4.10%	02/15/28	206,000	198,046
4.30%	02/15/30	120,000	113,750
4.35%	06/15/45	150,000	127,314
4.50%	05/15/35 - 03/09/48	245,000	215,092
4.75%	05/15/46	150,000	133,335
5.15%	03/15/42	150,000	140,115
5.20%	03/15/20	300,000	306,705
5.55%	08/15/41	254,000	247,533
Atmos Energy Corp.
4.30%	10/01/48	100,000	99,587
Australia & New Zealand Banking Group Ltd.
3.70%	11/16/25	150,000	149,277
AutoNation Inc.
3.80%	11/15/27	50,000	44,587
AvalonBay Communities Inc.
3.20%	01/15/28	40,000	37,999
3.45%	06/01/25	115,000	113,185
AXA S.A.
8.60%	12/15/30	100,000	123,595
Baidu Inc.
3.88%	09/29/23	100,000	99,658
4.38%	03/29/28	100,000	98,311
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77%	12/15/22	50,000	48,116
3.34%	12/15/27	50,000	45,992
4.08%	12/15/47	50,000	41,185
Banco Santander S.A.
3.13%	02/23/23	100,000	94,595
3.80%	02/23/28	100,000	89,057
4.25%	04/11/27	100,000	92,845
Bank of America Corp.
2.15%	11/09/20	200,000	196,146
2.25%	04/21/20	300,000	296,637
3.50%	04/19/26	145,000	139,464
3.88%	08/01/25	150,000	148,461
3.95%	04/21/25	155,000	150,215
4.00%	04/01/24	150,000	150,880
4.18%	11/25/27	100,000	96,020
6.11%	01/29/37	100,000	109,908
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	300,000	294,906	(f)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	107,000	99,647	(f)
Bank of America Corp. (3.50% fixed rate until 05/17/21; 0.63% + 3 month USD LIBOR thereafter)
3.50%	05/17/22	100,000	99,966	(f)

		Principal Amount ($)	Fair Value
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55%	03/05/24	$100,000	$98,688	(f)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	200,000	178,026	(f)
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97%	03/05/29	100,000	97,278	(f)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	150,000	142,215	(f)
Bank of Montreal, Series MTN
3.10%	07/13/20 - 04/13/21	140,000	140,021
Barclays Bank PLC
2.65%	01/11/21	200,000	195,932
Barclays PLC
3.65%	03/16/25	150,000	139,422
Barclays PLC (4.61% fixed rate until 02/15/22; 1.40% + 3 month USD LIBOR thereafter)
4.61%	02/15/23	200,000	198,162	(f)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	100,000	96,194	(f)
BAT Capital Corp.
2.30%	08/14/20	100,000	97,646
2.76%	08/15/22	100,000	94,399
3.22%	08/15/24	100,000	91,981
3.56%	08/15/27	100,000	88,634
4.39%	08/15/37	100,000	82,180
Baxalta Inc.
4.00%	06/23/25	30,000	29,253
Baxter International Inc.
2.60%	08/15/26	130,000	118,723
BB&T Corp.
2.15%	02/01/21	100,000	97,879
2.85%	10/26/24	50,000	48,032
3.75%	12/06/23	200,000	201,766
Becton Dickinson and Co.
3.70%	06/06/27	100,000	94,712
3.73%	12/15/24	50,000	48,346
Berkshire Hathaway Energy Co.
6.13%	04/01/36	194,000	231,382
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	200,000	199,412
4.20%	08/15/48	200,000	198,596
Best Buy Company Inc.
4.45%	10/01/28	25,000	23,893
Biogen Inc.
4.05%	09/15/25	80,000	79,743
5.20%	09/15/45	150,000	153,756
Black Hills Corp.
4.35%	05/01/33	30,000	30,055
Booking Holdings Inc.
2.75%	03/15/23	100,000	96,458
3.55%	03/15/28	100,000	94,083
Boston Properties LP
3.85%	02/01/23	150,000	150,202
Boston Scientific Corp.
4.00%	03/01/28	100,000	97,303
4.13%	10/01/23	100,000	101,501
BP Capital Markets America Inc.
3.22%	11/28/23	100,000	98,673
3.94%	09/21/28	100,000	100,134
BP Capital Markets PLC
2.32%	02/13/20	150,000	148,803
2.50%	11/06/22	100,000	96,781
2.52%	01/15/20	115,000	114,251
3.06%	03/17/22	210,000	208,125
BPCE S.A.
4.00%	04/15/24	150,000	151,086
Branch Banking & Trust Co.
2.10%	01/15/20	100,000	98,966
2.63%	01/15/22	100,000	98,041
Bristol-Myers Squibb Co.
2.00%	08/01/22	150,000	144,226

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

		Principal Amount ($)	Fair Value
British Telecommunications PLC
9.63%	12/15/30	$150,000	$203,187
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20	100,000	98,796
2.65%	01/15/23	100,000	92,681
3.00%	01/15/22	100,000	96,156
3.13%	01/15/25	100,000	89,738
3.63%	01/15/24	100,000	94,562
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	75,690
Brookfield Finance Inc.
3.90%	01/25/28	100,000	93,879
Brown-Forman Corp.
4.00%	04/15/38	30,000	29,346
Buckeye Partners LP
4.15%	07/01/23	150,000	145,531
Bunge Limited Finance Corp.
4.35%	03/15/24	50,000	49,264
Burlington Northern Santa Fe LLC
5.75%	05/01/40	300,000	350,745
Camden Property Trust
4.10%	10/15/28	10,000	10,129
Campbell Soup Co.
3.65%	03/15/23	50,000	48,872
4.15%	03/15/28	50,000	46,542
4.80%	03/15/48	20,000	16,951
Canadian Imperial Bank of Commerce
2.10%	10/05/20	100,000	98,075
2.70%	02/02/21	40,000	39,601
Canadian National Railway Co.
2.95%	11/21/24	155,000	150,581
Canadian Natural Resources Ltd.
3.80%	04/15/24	150,000	146,974
3.85%	06/01/27	100,000	94,611
3.90%	02/01/25	50,000	48,502
Canadian Pacific Railway Co.
2.90%	02/01/25	150,000	143,608
Capital One Financial Corp.
2.50%	05/12/20	200,000	197,516
3.75%	07/28/26 - 03/09/27	230,000	211,716
4.20%	10/29/25	90,000	86,519
Cardinal Health Inc.
3.20%	03/15/23	150,000	145,954
Caterpillar Financial Services Corp.
2.10%	01/10/20	100,000	99,016
2.55%	11/29/22	50,000	48,547
2.90%	03/15/21	100,000	99,557
3.15%	09/07/21	15,000	15,039
3.25%	12/01/24	100,000	99,044
3.35%	12/07/20	200,000	200,916
CBS Corp.
3.38%	03/01/22	150,000	148,977
4.00%	01/15/26	150,000	144,849
Celgene Corp.
2.75%	02/15/23	50,000	47,976
3.45%	11/15/27	50,000	45,519
4.35%	11/15/47	50,000	42,341
5.00%	08/15/45	150,000	138,490
5.25%	08/15/43	220,000	211,321
Celulosa Arauco y Constitucion S.A.
3.88%	11/02/27	100,000	91,950
Cenovus Energy Inc.
3.00%	08/15/22	35,000	33,177
4.25%	04/15/27	100,000	91,059
4.45%	09/15/42	75,000	57,569
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	150,000	157,858
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	100,000	99,874
4.46%	07/23/22	100,000	100,963
4.91%	07/23/25	135,000	134,002
6.48%	10/23/45	150,000	152,388
Chevron Corp.
2.41%	03/03/22	45,000	43,961
2.43%	06/24/20	75,000	74,459
2.90%	03/03/24	150,000	146,604

		Principal Amount ($)	Fair Value
2.95%	05/16/26	$100,000	$96,295
Chubb INA Holdings Inc.
2.70%	03/13/23	150,000	145,977
4.35%	11/03/45	100,000	102,311
Cigna Corp.
4.38%	10/15/28	40,000	40,189	(d)
4.80%	08/15/38	30,000	29,510	(d)
4.90%	12/15/48	330,000	322,687	(d)
Cigna Corp.
3.40%	09/17/21	40,000	39,918	(d)
3.75%	07/15/23	55,000	54,865	(d)
Cintas Corporation No. 2
3.70%	04/01/27	100,000	97,487
Cisco Systems Inc.
2.90%	03/04/21	125,000	125,061
5.90%	02/15/39	200,000	247,130
Citibank NA
2.13%	10/20/20	200,000	195,954
2.85%	02/12/21	150,000	148,687
Citigroup Inc.
2.40%	02/18/20	100,000	98,992
2.45%	01/10/20	100,000	99,159
2.70%	10/27/22	100,000	96,371
2.90%	12/08/21	200,000	196,412
3.88%	03/26/25	150,000	143,880
4.30%	11/20/26	200,000	192,566
4.45%	09/29/27	150,000	144,588
4.75%	05/18/46	50,000	46,363
5.88%	01/30/42	172,000	193,940
6.13%	08/25/36	155,000	169,647
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52%	10/27/28	100,000	93,283	(f)
Citizens Bank NA
2.25%	10/30/20	150,000	146,862
CME Group Inc.
3.00%	03/15/25	150,000	145,948
CNA Financial Corp.
5.88%	08/15/20	181,000	187,704
CNH Industrial Capital LLC
3.88%	10/15/21	15,000	14,911
4.38%	11/06/20 - 04/05/22	35,000	35,192
4.88%	04/01/21	15,000	15,124
CNH Industrial N.V.
3.85%	11/15/27	15,000	13,810
Colgate-Palmolive Co.
3.25%	03/15/24	150,000	150,924
Comcast Corp.
3.15%	02/15/28	100,000	93,837
3.30%	10/01/20	200,000	200,896
3.45%	10/01/21	40,000	40,407
3.55%	05/01/28	100,000	96,543
3.70%	04/15/24	55,000	55,325
3.90%	03/01/38	200,000	185,214
3.97%	11/01/47	100,000	89,789
4.00%	08/15/47 - 11/01/49	250,000	225,930
4.05%	11/01/52	100,000	89,535
4.15%	10/15/28	45,000	45,676
4.25%	01/15/33	100,000	99,453
4.60%	10/15/38	30,000	30,348
4.70%	10/15/48	40,000	40,476
5.15%	03/01/20	150,000	153,565
Comerica Inc.
3.70%	07/31/23	25,000	24,994
Commonwealth Edison Co.
4.60%	08/15/43	150,000	157,570
4.70%	01/15/44	175,000	186,396
Compass Bank
3.88%	04/10/25	150,000	144,175
Conagra Brands Inc.
3.80%	10/22/21	10,000	10,000
4.30%	05/01/24	5,000	4,974
4.85%	11/01/28	25,000	24,579
5.30%	11/01/38	10,000	9,471
5.40%	11/01/48	20,000	18,442
Concho Resources Inc.

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

		Principal Amount ($)	Fair Value
4.30%	08/15/28	$25,000	$24,459
4.85%	08/15/48	25,000	23,779
ConocoPhillips
6.50%	02/01/39	300,000	371,238
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	100,000	91,655
3.95%	03/01/43	150,000	139,038
4.00%	12/01/28	25,000	25,661
Constellation Brands Inc.
3.50%	05/09/27	100,000	92,624
4.75%	11/15/24	100,000	102,987
5.25%	11/15/48	15,000	15,040
Consumers Energy Co.
4.05%	05/15/48	150,000	148,047
Continental Resources Inc.
3.80%	06/01/24	35,000	33,075
4.38%	01/15/28	35,000	32,995
4.50%	04/15/23	50,000	49,083
4.90%	06/01/44	25,000	22,210
5.00%	09/15/22	56,000	55,556
Cooperatieve Rabobank UA
2.50%	01/19/21	150,000	147,378
2.75%	01/10/22	100,000	97,960
3.95%	11/09/22	100,000	99,762
4.63%	12/01/23	150,000	152,349
Corning Inc.
2.90%	05/15/22	155,000	152,687
Corporation Andina de Fomento
2.13%	09/27/21	150,000	145,713
Costco Wholesale Corp.
2.25%	02/15/22	85,000	83,206
3.00%	05/18/27	100,000	96,342
Council Of Europe Development Bank
2.63%	02/13/23	120,000	119,779
Credit Suisse AG
3.63%	09/09/24	150,000	147,120
Credit Suisse Group Funding Guernsey Ltd.
2.75%	03/26/20	100,000	98,978
4.88%	05/15/45	150,000	147,990
Crown Castle International Corp.
3.15%	07/15/23	155,000	148,904
3.80%	02/15/28	100,000	93,899
CSX Corp.
2.60%	11/01/26	100,000	90,453
4.10%	03/15/44	68,000	63,184
4.75%	11/15/48	65,000	65,952
CVS Health Corp.
2.75%	12/01/22	150,000	144,189
3.13%	03/09/20	200,000	199,608
3.35%	03/09/21	195,000	194,411
3.38%	08/12/24	150,000	145,023
3.70%	03/09/23	115,000	113,871
4.10%	03/25/25	150,000	148,468
4.30%	03/25/28	110,000	107,653
4.78%	03/25/38	95,000	91,305
5.05%	03/25/48	215,000	209,760
Darden Restaurants Inc.
4.55%	02/15/48	15,000	13,684
Deere & Co.
3.90%	06/09/42	71,000	68,733
Dell International LLC/EMC Corp.
6.02%	06/15/26	190,000	190,901	(d)
8.10%	07/15/36	100,000	108,183	(d)
Delmarva Power & Light Co.
4.15%	05/15/45	100,000	97,553
Delta Air Lines Inc.
2.60%	12/04/20	45,000	44,096
3.80%	04/19/23	30,000	29,165
4.38%	04/19/28	50,000	47,500
Deutsche Bank AG
2.95%	08/20/20	150,000	145,389
3.30%	11/16/22	100,000	92,674
3.38%	05/12/21	150,000	144,439
Deutsche Telekom International Finance BV
8.75%	06/15/30	150,000	197,053
Devon Energy Corp.

		Principal Amount ($)	Fair Value
3.25%	05/15/22	$150,000	$146,146
5.00%	06/15/45	100,000	88,443
Diageo Investment Corp.
2.88%	05/11/22	150,000	148,294
Digital Realty Trust LP
4.45%	07/15/28	150,000	149,245
Discover Bank
4.20%	08/08/23	150,000	150,139
Discovery Communications LLC
3.25%	04/01/23	175,000	168,411
3.45%	03/15/25	135,000	126,117
3.90%	11/15/24	150,000	146,206	(d)
Dollar General Corp.
4.13%	05/01/28	70,000	68,097
Dollar Tree Inc.
3.70%	05/15/23	20,000	19,601
4.00%	05/15/25	50,000	48,057
4.20%	05/15/28	25,000	23,678
Dominion Energy Inc.
2.58%	07/01/20	100,000	98,496
DowDuPont Inc.
3.77%	11/15/20	100,000	100,923
4.21%	11/15/23	50,000	51,123
4.73%	11/15/28	50,000	51,789
5.32%	11/15/38	15,000	15,468
5.42%	11/15/48	40,000	41,656
DTE Electric Co.
3.70%	03/15/45	145,000	134,770
DTE Energy Co.
3.85%	12/01/23	150,000	150,765
Duke Energy Carolinas LLC
3.05%	03/15/23	150,000	148,648
3.70%	12/01/47	50,000	46,021
3.95%	03/15/48	150,000	143,493
Duke Energy Corp.
3.05%	08/15/22	139,000	136,276
Duke Energy Florida LLC
2.10%	12/15/19	10,000	9,944
3.20%	01/15/27	100,000	97,232
3.40%	10/01/46	100,000	87,056
3.80%	07/15/28	50,000	50,511
Duke Energy Progress LLC
3.70%	09/01/28	100,000	100,376
Duke Realty LP
3.38%	12/15/27	50,000	47,455
Eaton Vance Corp.
3.50%	04/06/27	100,000	96,359
eBay Inc.
3.80%	03/09/22	145,000	145,786
Ecolab Inc.
2.38%	08/10/22	100,000	96,378
3.25%	12/01/27	70,000	67,273
Ecopetrol S.A.
4.13%	01/16/25	250,000	238,145
Edison International
4.13%	03/15/28	50,000	47,412
EI du Pont de Nemours & Co.
2.20%	05/01/20	100,000	99,298
Eli Lilly & Co.
2.75%	06/01/25	45,000	43,291
Emera US Finance LP
3.55%	06/15/26	60,000	56,685
Emerson Electric Co.
2.63%	02/15/23	100,000	97,276
Enable Midstream Partners LP
4.95%	05/15/28	60,000	57,386
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	135,533
Enbridge Inc.
3.50%	06/10/24	65,000	62,927
Enel Chile S.A.
4.88%	06/12/28	50,000	49,811
Energy Transfer Operating LP
4.95%	06/15/28	75,000	73,571
Energy Transfer Operating LP
4.20%	09/15/23	25,000	24,694

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

		Principal Amount ($)	Fair Value
6.00%	06/15/48	$50,000	$48,638
6.50%	02/01/42	150,000	151,261
Entergy Louisiana LLC
4.05%	09/01/23	150,000	153,762
Enterprise Products Operating LLC
2.80%	02/15/21	50,000	49,446
3.50%	02/01/22	25,000	25,016
3.70%	02/15/26	35,000	34,194
3.90%	02/15/24	175,000	175,983
4.15%	10/16/28	25,000	24,858
4.25%	02/15/48	25,000	22,367
4.45%	02/15/43	142,000	129,724
4.80%	02/01/49	25,000	24,190
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38%	02/15/78	50,000	41,164	(f)
EOG Resources Inc.
2.45%	04/01/20	75,000	74,185
3.15%	04/01/25	80,000	77,009
EPR Properties
4.95%	04/15/28	100,000	98,999
EQT Corp.
3.90%	10/01/27	150,000	129,714
Equinor ASA
2.45%	01/17/23	250,000	242,177
ERP Operating LP
3.00%	04/15/23	150,000	147,631
Essex Portfolio LP
3.63%	05/01/27	100,000	96,366
European Bank for Reconstruction & Development
1.13%	08/24/20	200,000	195,210
1.63%	05/05/20	100,000	98,738
European Investment Bank
1.38%	06/15/20	300,000	294,726
1.63%	12/15/20	500,000	490,570
1.75%	05/15/20	300,000	296,547
2.00%	12/15/22	200,000	195,282
2.38%	05/13/21	250,000	248,712
2.88%	12/15/21	115,000	115,860
3.13%	12/14/23	200,000	204,048
Evergy Inc.
4.85%	06/01/21	104,000	106,091
Eversource Energy
2.90%	10/01/24	100,000	95,840
3.15%	01/15/25	125,000	120,110
Exelon Generation Company LLC
2.95%	01/15/20	150,000	148,873
Express Scripts Holding Co.
4.75%	11/15/21	174,000	179,020
Exxon Mobil Corp.
2.71%	03/06/25	150,000	144,438
3.04%	03/01/26	50,000	48,741
3.18%	03/15/24	150,000	150,039
FedEx Corp.
3.40%	02/15/28	100,000	94,305
4.05%	02/15/48	100,000	84,398
4.75%	11/15/45	195,000	183,128
Fibria Overseas Finance Ltd.
4.00%	01/14/25	50,000	47,235
Fidelity National Financial Inc.
4.50%	08/15/28	25,000	24,975	(d)
Fidelity National Information Services Inc.
4.25%	05/15/28	80,000	79,537
4.75%	05/15/48	100,000	93,770
Fifth Third Bank
2.20%	10/30/20	100,000	98,025
2.88%	10/01/21	80,000	79,051
FirstEnergy Corp.
4.25%	03/15/23	30,000	30,443
7.38%	11/15/31	55,000	69,539
Fiserv Inc.
3.80%	10/01/23	25,000	25,117
4.20%	10/01/28	30,000	29,948
Florida Power & Light Co.
4.13%	02/01/42	200,000	201,232

		Principal Amount ($)	Fair Value
Fluor Corp.
4.25%	09/15/28	$50,000	$48,348
FMS Wertmanagement
2.00%	08/01/22	200,000	195,566
Ford Motor Co.
4.35%	12/08/26	100,000	89,245
4.75%	01/15/43	150,000	116,271
Ford Motor Credit Company LLC
2.46%	03/27/20	150,000	146,575
2.68%	01/09/20	100,000	98,318
3.81%	10/12/21	200,000	194,218
GATX Corp.
3.50%	03/15/28	100,000	91,365
GE Capital International Funding Company Unlimited Co.
2.34%	11/15/20	400,000	385,876
4.42%	11/15/35	200,000	167,620
General Dynamics Corp.
3.00%	05/11/21	50,000	50,051
3.38%	05/15/23	50,000	50,305
3.75%	05/15/28	55,000	55,484
General Electric Co.
2.70%	10/09/22	100,000	92,856
5.50%	01/08/20	200,000	202,410
6.75%	03/15/32	100,000	104,255
General Mills Inc.
3.65%	02/15/24	150,000	148,668
General Motors Co.
5.20%	04/01/45	150,000	124,377
General Motors Financial Company Inc.
2.45%	11/06/20	100,000	97,354
3.25%	01/05/23	50,000	47,131
3.45%	01/14/22	100,000	96,777
3.50%	11/07/24	100,000	91,520
3.70%	05/09/23	100,000	95,710
4.35%	01/17/27	100,000	91,911
4.38%	09/25/21	100,000	100,449
5.25%	03/01/26	155,000	152,137
Georgia Power Co.
4.30%	03/15/42	172,000	158,536
Georgia-Pacific LLC
8.88%	05/15/31	150,000	219,075
Gilead Sciences Inc.
3.70%	04/01/24	150,000	149,923
4.80%	04/01/44	150,000	149,761
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	100,000	100,500
3.63%	05/15/25	55,000	55,314
3.88%	05/15/28	100,000	101,692
GlaxoSmithKline Capital PLC
3.13%	05/14/21	70,000	70,091
GLP Capital LP/GLP Financing II Inc.
4.88%	11/01/20	30,000	30,328
5.25%	06/01/25	10,000	9,960
5.38%	11/01/23 - 04/15/26	30,000	29,739
5.75%	06/01/28	10,000	9,942
Halliburton Co.
3.50%	08/01/23	100,000	98,657
Harris Corp.
3.83%	04/27/25	150,000	146,749
4.85%	04/27/35	40,000	39,979
HCP Inc.
2.63%	02/01/20	150,000	148,918
Hewlett Packard Enterprise Co.
3.50%	10/05/21	50,000	50,095
6.35%	10/15/45	150,000	140,368
Honeywell International Inc.
3.35%	12/01/23	150,000	150,688
Hospitality Properties Trust
4.65%	03/15/24	150,000	149,706
HP Inc.
6.00%	09/15/41	162,000	161,036
HSBC Bank USA NA
5.88%	11/01/34	150,000	167,748
HSBC Holdings PLC
3.40%	03/08/21	200,000	199,386
3.90%	05/25/26	150,000	143,734

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

		Principal Amount ($)	Fair Value
5.10%	04/05/21	$100,000	$103,281
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	100,000	99,419	(f)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	200,000	196,502	(f)
HSBC Holdings PLC (4.58% fixed rate until 06/19/28; 1.53% + 3 month USD LIBOR thereafter)
4.58%	06/19/29	200,000	198,282	(f)
HSBC USA Inc.
2.75%	08/07/20	150,000	148,509
Hubbell Inc.
3.50%	02/15/28	50,000	46,667
Humana Inc.
2.50%	12/15/20	50,000	49,332
2.90%	12/15/22	100,000	96,848
Huntington Bancshares Inc.
3.15%	03/14/21	150,000	149,334
Husky Energy Inc.
4.00%	04/15/24	100,000	98,380
IBM Credit LLC
2.65%	02/05/21	100,000	98,844
3.60%	11/30/21	100,000	100,802
Illinois Tool Works Inc.
2.65%	11/15/26	100,000	93,025
3.50%	03/01/24	50,000	50,730
Indiana Michigan Power Co.
3.85%	05/15/28	25,000	25,174
ING Groep N.V.
3.95%	03/29/27	200,000	191,292
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	100,000	102,304
Intel Corp.
2.60%	05/19/26	150,000	140,838
3.73%	12/08/47	100,000	92,793
4.10%	05/11/47	100,000	97,657
Inter-American Development Bank
1.25%	09/14/21	400,000	386,068
2.13%	01/15/25	200,000	193,176
2.38%	07/07/27	200,000	192,882
2.63%	04/19/21	100,000	100,087
3.00%	09/26/22	50,000	50,631
Intercontinental Exchange Inc.
3.45%	09/21/23	90,000	90,323
International Bank for Reconstruction & Development
1.63%	09/04/20	400,000	393,668
1.88%	04/21/20	170,000	168,487
2.13%	11/01/20	300,000	297,438
2.50%	07/29/25	300,000	295,671
2.75%	07/23/21	200,000	200,828
3.00%	09/27/23	150,000	152,340
International Business Machines Corp.
2.50%	01/27/22	150,000	146,013
4.00%	06/20/42	150,000	135,926
International Finance Corp.
2.00%	10/24/22	200,000	195,554
2.13%	04/07/26	150,000	144,148
2.25%	01/25/21	100,000	99,318
International Flavors & Fragrances Inc.
5.00%	09/26/48	15,000	14,922
International Paper Co.
3.65%	06/15/24	150,000	150,675
Invesco Finance PLC
3.13%	11/30/22	200,000	195,768
Jabil Inc.
3.95%	01/12/28	100,000	88,778
4.70%	09/15/22	23,000	23,043
Jefferies Group LLC
5.13%	01/20/23	150,000	154,008
John Deere Capital Corp.
2.35%	01/08/21	100,000	98,731
2.70%	01/06/23	100,000	97,547
2.88%	03/12/21	50,000	49,815
3.05%	01/06/28	100,000	95,321
3.45%	06/07/23 - 03/13/25	75,000	74,995

		Principal Amount ($)	Fair Value
Johnson & Johnson
1.95%	11/10/20	$15,000	$14,801
2.45%	12/05/21 - 03/01/26	275,000	268,194
2.90%	01/15/28	50,000	47,787
3.40%	01/15/38	25,000	23,338
3.50%	01/15/48	30,000	27,581
4.38%	12/05/33	150,000	161,184
Johnson Controls International PLC
3.63%	07/02/24	80,000	78,729	(g)
JPMorgan Chase & Co.
2.25%	01/23/20	150,000	148,506
2.75%	06/23/20	150,000	148,969
3.13%	01/23/25	150,000	142,989
3.25%	09/23/22	236,000	234,291
3.38%	05/01/23	150,000	146,745
4.50%	01/24/22	203,000	209,100
6.40%	05/15/38	100,000	122,223
JPMorgan Chase & Co. (3.51% fixed rate until 06/18/21; 0.61% + 3 month USD LIBOR thereafter)
3.51%	06/18/22	100,000	100,151	(f)
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54%	05/01/28	150,000	142,816	(f)
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80%	07/23/24	200,000	200,084	(f)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	250,000	226,292	(f)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	200,000	175,644	(f)
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02%	12/05/24	150,000	151,098	(f)
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45%	12/05/29	150,000	152,422	(f)
JPMorgan Chase Bank NA (2.60% fixed rate until 02/01/20; 0.28% + 3 month USD LIBOR thereafter)
2.60%	02/01/21	200,000	198,604	(f)
JPMorgan Chase Bank NA (3.09% fixed rate until 04/26/20; 0.35% + 3 month USD LIBOR thereafter)
3.09%	04/26/21	300,000	299,142	(f)
Kaiser Foundation Hospitals
4.15%	05/01/47	100,000	99,856
Kansas City Power & Light Co.
4.20%	06/15/47	100,000	96,726
Kansas City Southern
4.70%	05/01/48	50,000	48,892
Kellogg Co.
2.65%	12/01/23	100,000	94,531
Kennametal Inc.
4.63%	06/15/28	25,000	24,664
Keurig Dr Pepper Inc.
3.13%	12/15/23	100,000	95,193
4.99%	05/25/38	25,000	24,210	(d)
Keurig Dr Pepper Inc.
4.60%	05/25/28	50,000	49,831	(d)
KeyBank NA
3.38%	03/07/23	150,000	149,824
KeyCorp
2.90%	09/15/20	125,000	124,103
Kilroy Realty LP
3.45%	12/15/24	50,000	48,247
Kimberly-Clark Corp.
3.20%	07/30/46	125,000	106,106
Kinder Morgan Energy Partners LP
5.00%	08/15/42	242,000	222,904
Kinder Morgan Inc.
4.30%	06/01/25	115,000	114,401
5.05%	02/15/46	150,000	139,462
5.30%	12/01/34	100,000	98,242
KLA-Tencor Corp.
4.65%	11/01/24	115,000	117,769
Kraft Heinz Foods Co.

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

		Principal Amount ($)	Fair Value
3.38%	06/15/21	$15,000	$14,956
4.00%	06/15/23	100,000	99,782
4.63%	01/30/29	50,000	49,414
5.00%	06/04/42	150,000	133,613
5.20%	07/15/45	150,000	135,458
Kreditanstalt fuer Wiederaufbau
1.63%	05/29/20	300,000	295,848
1.75%	03/31/20 - 09/15/21	500,000	491,229
1.88%	12/15/20	150,000	147,865
2.00%	09/29/22 - 05/02/25	450,000	434,327
2.13%	03/07/22	400,000	393,848
2.63%	04/12/21	150,000	150,079
2.88%	04/03/28	175,000	175,665
L3 Technologies Inc.
3.85%	12/15/26	100,000	96,716
Laboratory Corporation of America Holdings
4.00%	11/01/23	100,000	100,767
Lam Research Corp.
3.80%	03/15/25	115,000	114,127
Landwirtschaftliche Rentenbank
2.50%	11/15/27	200,000	194,230
Leggett & Platt Inc.
3.50%	11/15/27	50,000	46,756
Lincoln National Corp.
3.63%	12/12/26	50,000	48,195
4.20%	03/15/22	117,000	119,239
Lloyds Bank PLC
2.70%	08/17/20	150,000	148,113
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	96,674
4.45%	05/08/25	100,000	98,727
4.65%	03/24/26	150,000	141,453
Lockheed Martin Corp.
3.60%	03/01/35	55,000	51,038
4.70%	05/15/46	150,000	156,564
Loews Corp.
2.63%	05/15/23	100,000	96,420
Lowe’s Companies Inc.
2.50%	04/15/26	130,000	115,608
3.38%	09/15/25	30,000	28,479
4.05%	05/03/47	100,000	86,223
LYB International Finance II BV
3.50%	03/02/27	100,000	91,299
LyondellBasell Industries N.V.
6.00%	11/15/21	100,000	105,843
M&T Bank Corp.
3.55%	07/26/23	150,000	150,864
Macy’s Retail Holdings Inc.
3.88%	01/15/22	150,000	148,197
Marathon Petroleum Corp.
3.80%	04/01/28	30,000	28,177	(d)
4.50%	04/01/48	25,000	21,159	(d)
4.75%	12/15/23	50,000	51,312	(d)
5.13%	12/15/26	50,000	51,045	(d)
Markel Corp.
3.50%	11/01/27	50,000	47,077
Marriott International Inc.
4.00%	04/15/28	150,000	143,596
Marsh & McLennan Companies Inc.
4.20%	03/01/48	100,000	91,448
Martin Marietta Materials Inc.
3.50%	12/15/27	50,000	45,743
Masco Corp.
3.50%	04/01/21	60,000	59,635
4.38%	04/01/26	40,000	39,760
Mastercard Inc.
2.95%	11/21/26	100,000	96,519
McDonald’s Corp.
2.75%	12/09/20	200,000	198,530
3.70%	02/15/42	150,000	129,315
3.80%	04/01/28	50,000	49,014
McKesson Corp.
3.80%	03/15/24	150,000	148,023
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	112,630
Medtronic Inc.

		Principal Amount ($)	Fair Value
3.63%	03/15/24	$100,000	$100,924
4.50%	03/15/42	150,000	154,630
4.63%	03/15/44 - 03/15/45	300,000	313,272
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	195,000	193,463
Merck & Company Inc.
2.40%	09/15/22	128,000	124,886
2.75%	02/10/25	70,000	67,735
Mercy Health
4.30%	07/01/28	100,000	101,908
MetLife Inc.
4.13%	08/13/42	150,000	140,670
6.50%	12/15/32	150,000	185,032
Microsoft Corp.
1.55%	08/08/21	150,000	145,716
1.85%	02/06/20	200,000	198,508
2.40%	02/06/22 - 08/08/26	300,000	285,432
2.88%	02/06/24	150,000	148,374
3.45%	08/08/36	200,000	189,896
3.50%	02/12/35	65,000	62,419
3.75%	05/01/43	150,000	145,342
4.10%	02/06/37	200,000	205,470
4.45%	11/03/45	225,000	242,062
Mid-America Apartments LP
4.20%	06/15/28	100,000	100,306
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	150,000	138,573
3.46%	03/02/23	100,000	99,516
3.78%	03/02/25	100,000	99,855
3.96%	03/02/28	100,000	100,193
4.05%	09/11/28	100,000	100,929
Mizuho Financial Group Inc.
3.55%	03/05/23	100,000	99,747
4.02%	03/05/28	100,000	100,967
Molson Coors Brewing Co.
3.00%	07/15/26	95,000	84,764
Mondelez International Inc.
4.13%	05/07/28	100,000	99,404
Moody’s Corp.
4.88%	02/15/24 - 12/17/48	350,000	363,322
Morgan Stanley
2.63%	11/17/21	200,000	195,050
2.80%	06/16/20	230,000	228,411
3.13%	01/23/23	200,000	195,516
3.95%	04/23/27	150,000	141,255
4.00%	07/23/25	95,000	93,756
4.10%	05/22/23	150,000	150,339
4.35%	09/08/26	150,000	145,494
4.88%	11/01/22	150,000	154,336
5.50%	07/28/21	98,000	102,634
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74%	04/24/24	160,000	158,610	(f)
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	100,000	95,665	(f)
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46%	04/22/39	100,000	97,376	(f)
Motorola Solutions Inc.
3.50%	09/01/21	50,000	49,745
4.60%	02/23/28	100,000	96,881
MPLX LP
4.00%	03/15/28	35,000	32,843
4.50%	04/15/38	30,000	26,346
4.70%	04/15/48	25,000	21,591
4.80%	02/15/29	70,000	69,799
4.90%	04/15/58	25,000	21,092
5.50%	02/15/49	70,000	67,843
MUFG Americas Holdings Corp.
3.00%	02/10/25	120,000	114,520
Mylan Inc.
4.55%	04/15/28	100,000	93,227	(d)
5.20%	04/15/48	100,000	85,128	(d)
National Australia Bank Ltd.
2.13%	05/22/20	150,000	147,925

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

		Principal Amount ($)	Fair Value
2.25%	01/10/20	$100,000	$99,119
2.80%	01/10/22	100,000	98,213
National Fuel Gas Co.
4.75%	09/01/28	50,000	49,141
National Retail Properties Inc.
3.60%	12/15/26	200,000	192,036
National Rural Utilities Cooperative Finance Corp.
2.90%	03/15/21	70,000	69,675
3.40%	02/07/28	100,000	97,892
4.40%	11/01/48	10,000	10,326
NetApp Inc.
3.38%	06/15/21	110,000	109,567
Newmont Mining Corp.
3.50%	03/15/22	150,000	148,492
Nexen Energy ULC
6.40%	05/15/37	200,000	244,880
NextEra Energy Capital Holdings Inc.
3.34%	09/01/20	100,000	100,029
NIKE Inc.
2.38%	11/01/26	150,000	138,259
NiSource Inc.
2.65%	11/17/22	40,000	38,576
3.65%	06/15/23	100,000	100,258	(d)
4.38%	05/15/47	100,000	93,606
Nordic Investment Bank
2.25%	02/01/21	200,000	198,614
Norfolk Southern Corp.
3.80%	08/01/28	30,000	29,857
3.94%	11/01/47	160,000	144,765
4.15%	02/28/48	100,000	93,843
Northern Trust Corp.
3.65%	08/03/28	100,000	100,326
Northrop Grumman Corp.
2.08%	10/15/20	60,000	58,870
2.55%	10/15/22	100,000	96,849
2.93%	01/15/25	50,000	47,426
3.25%	01/15/28	65,000	60,730
4.03%	10/15/47	75,000	68,150
Northwestern University
3.66%	12/01/57	10,000	9,639
Novartis Capital Corp.
2.40%	09/21/22	202,000	197,196
3.00%	11/20/25	150,000	145,396
NSTAR Electric Co.
3.20%	05/15/27	100,000	96,755
Nutrien Ltd.
3.63%	03/15/24	150,000	146,013
4.00%	12/15/26	100,000	96,757
NXP BV/NXP Funding LLC
5.55%	12/01/28	200,000	204,980	(d)
O’Reilly Automotive Inc.
4.35%	06/01/28	100,000	99,794
Occidental Petroleum Corp.
3.40%	04/15/26	140,000	136,983
4.10%	02/15/47	100,000	94,071
Oesterreichische Kontrollbank AG
2.88%	09/07/21	100,000	100,622
Ohio Power Co.
4.15%	04/01/48	100,000	98,515
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	191,692
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	100,000	98,657
ONE Gas Inc.
4.50%	11/01/48	20,000	20,642
ONEOK Partners LP
6.13%	02/01/41	162,000	169,685
Oracle Corp.
1.90%	09/15/21	400,000	386,936
2.65%	07/15/26	200,000	185,668
2.95%	11/15/24	200,000	194,372
3.25%	05/15/30	150,000	141,567
3.63%	07/15/23	125,000	126,893
4.00%	07/15/46	100,000	93,276
4.30%	07/08/34	100,000	100,395

		Principal Amount ($)	Fair Value
Orange S.A.
9.00%	03/01/31	$150,000	$207,027
Owens Corning
4.20%	12/15/22	150,000	148,774
PACCAR Financial Corp.
2.05%	11/13/20	50,000	49,107
3.10%	05/10/21	20,000	19,981
Pacific Gas & Electric Co.
4.25%	08/01/23	100,000	92,011	(d)
6.05%	03/01/34	111,000	103,712
PacifiCorp
6.25%	10/15/37	153,000	190,061
Packaging Corporation of America
2.45%	12/15/20	70,000	68,577
3.40%	12/15/27	35,000	32,724
Parker-Hannifin Corp.
4.20%	11/21/34	100,000	99,605
Patterson-UTI Energy Inc.
3.95%	02/01/28	100,000	90,902
PepsiCo Inc.
1.85%	04/30/20	150,000	147,958
2.00%	04/15/21	300,000	294,201
2.75%	03/01/23	150,000	147,391
3.00%	10/15/27	100,000	95,627
Petroleos Mexicanos
4.50%	01/23/26	100,000	86,542
5.50%	01/21/21 - 06/27/44	258,000	243,498
6.38%	01/23/45	250,000	202,147
6.50%	01/23/29 - 06/02/41	442,000	375,629
6.75%	09/21/47	113,000	93,636
Pfizer Inc.
3.00%	09/15/21 - 12/15/26	220,000	217,400
3.20%	09/15/23	125,000	125,321
3.60%	09/15/28	50,000	50,186
4.00%	12/15/36	100,000	99,155
4.13%	12/15/46	100,000	100,373
4.20%	09/15/48	100,000	101,579
4.30%	06/15/43	100,000	102,005
Philip Morris International Inc.
2.00%	02/21/20	150,000	148,177
3.13%	03/02/28	50,000	46,796
3.88%	08/21/42	92,000	78,808
Phillips 66
3.90%	03/15/28	50,000	48,111
4.88%	11/15/44	45,000	43,875
Phillips 66 Partners LP
3.75%	03/01/28	10,000	9,237
4.68%	02/15/45	10,000	8,896
Pinnacle West Capital Corp.
2.25%	11/30/20	45,000	44,092
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	100,000	96,709
4.50%	12/15/26	100,000	96,154
PNC Bank NA
2.00%	05/19/20	200,000	196,844
2.55%	12/09/21	150,000	146,346
2.95%	02/23/25	100,000	96,066
3.10%	10/25/27	100,000	95,304
PPG Industries Inc.
3.75%	03/15/28	50,000	48,213
PPL Electric Utilities Corp.
4.15%	06/15/48	100,000	99,715
President & Fellows of Harvard College
3.15%	07/15/46	50,000	44,736
Principal Financial Group Inc.
3.40%	05/15/25	150,000	146,487
Prologis LP
4.25%	08/15/23	150,000	154,809
Providence Saint Joseph Health Obligated Group
3.93%	10/01/48	20,000	18,985
Prudential Financial Inc.
3.94%	12/07/49	190,000	169,736
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	100,000	92,037	(f)
Public Service Company of Colorado

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

		Principal Amount ($)	Fair Value
3.70%	06/15/28	$50,000	$50,507
4.10%	06/15/48	30,000	29,810
Public Service Electric & Gas Co.
2.38%	05/15/23	200,000	193,216
3.65%	09/01/28	25,000	25,131
Puget Energy Inc.
3.65%	05/15/25	150,000	145,726
QUALCOMM Inc.
4.30%	05/20/47	100,000	89,015
4.65%	05/20/35	150,000	145,159
Quest Diagnostics Inc.
4.25%	04/01/24	150,000	152,187
Raytheon Co.
3.15%	12/15/24	90,000	89,582
Realty Income Corp.
4.65%	08/01/23	100,000	104,016
Regency Centers LP
4.13%	03/15/28	50,000	49,293
Regions Bank (3.37% fixed rate until 08/13/20; 0.50% + 3 month USD LIBOR thereafter)
3.37%	08/13/21	50,000	49,765	(f)
Regions Financial Corp.
3.80%	08/14/23	50,000	50,028
RELX Capital Inc.
3.50%	03/16/23	30,000	29,688
Reynolds American Inc.
4.45%	06/12/25	100,000	96,184
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	250,000	276,572
Rogers Communications Inc.
2.90%	11/15/26	100,000	92,772
3.00%	03/15/23	50,000	49,025
3.63%	12/15/25	60,000	58,512
Roper Technologies Inc.
3.80%	12/15/26	100,000	97,104
Royal Bank of Canada
2.15%	03/06/20 - 10/26/20	275,000	271,566
2.30%	03/22/21	150,000	148,083
2.75%	02/01/22	50,000	49,225
Royal Bank of Scotland Group PLC
3.88%	09/12/23	100,000	95,855
5.13%	05/28/24	80,000	77,630
6.00%	12/19/23	75,000	75,905
6.10%	06/10/23	35,000	35,545
6.13%	12/15/22	85,000	86,423
Royal Bank of Scotland Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89%	05/18/29	100,000	95,514	(f)
RPM International Inc.
4.25%	01/15/48	50,000	42,552
Ryder System Inc.
3.40%	03/01/23	150,000	147,888
S&P Global Inc.
4.40%	02/15/26	100,000	103,046
Sabine Pass Liquefaction LLC
5.63%	02/01/21 - 03/01/25	310,000	320,830
5.75%	05/15/24	35,000	36,566
San Diego Gas & Electric Co.
3.60%	09/01/23	100,000	100,310
Sanofi
3.63%	06/19/28	100,000	100,822
Santander Holdings USA Inc.
2.65%	04/17/20	50,000	49,363
3.40%	01/18/23	50,000	48,083
4.40%	07/13/27	50,000	47,199
4.45%	12/03/21	200,000	202,818
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37%	01/05/24	100,000	94,627	(f)
Santander UK PLC
2.38%	03/16/20	150,000	148,195
Seagate HDD Cayman
4.75%	06/01/23	150,000	141,060
Sempra Energy
3.80%	02/01/38	100,000	86,083
4.05%	12/01/23	150,000	150,577

		Principal Amount ($)	Fair Value
Shell International Finance BV
3.50%	11/13/23	$140,000	$141,555
4.00%	05/10/46	150,000	145,285
4.13%	05/11/35	150,000	149,365
4.38%	03/25/20 - 05/11/45	200,000	204,243
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	150,000	136,731
Simon Property Group LP
2.75%	02/01/23	121,000	117,393
SL Green Operating Partnership LP
3.25%	10/15/22	30,000	28,987
South Carolina Electric & Gas Co.
5.10%	06/01/65	150,000	154,701
Southern California Edison Co.
3.40%	06/01/23	100,000	98,956
3.60%	02/01/45	125,000	107,435
Southern Copper Corp.
5.88%	04/23/45	155,000	157,585
Southwest Airlines Co.
3.00%	11/15/26	100,000	92,569
Southwestern Electric Power Co.
3.85%	02/01/48	100,000	88,438
Spectra Energy Partners LP
3.50%	03/15/25	150,000	143,064
SSM Health Care Corp.
3.69%	06/01/23	10,000	10,099
Stanley Black & Decker Inc.
2.90%	11/01/22	150,000	147,466
Starbucks Corp.
2.20%	11/22/20	20,000	19,671
3.10%	03/01/23	50,000	49,216
3.50%	03/01/28	50,000	47,723
3.75%	12/01/47	35,000	29,185
Stryker Corp.
3.65%	03/07/28	150,000	144,991
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	150,000	148,764
Sumitomo Mitsui Financial Group Inc.
2.78%	10/18/22	200,000	194,228
3.01%	10/19/26	100,000	93,862
3.35%	10/18/27	50,000	47,902
3.94%	10/16/23	100,000	101,527
4.31%	10/16/28	100,000	102,965
Suncor Energy Inc.
6.85%	06/01/39	150,000	178,569
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	150,000	156,829
SunTrust Bank
2.25%	01/31/20	100,000	98,794
3.00%	02/02/23	100,000	98,039
SunTrust Banks Inc.
4.00%	05/01/25	50,000	50,111
Svensk Exportkredit AB
1.75%	05/18/20	200,000	197,536
Svenska Handelsbanken AB
3.35%	05/24/21	150,000	149,856
Synchrony Financial
3.95%	12/01/27	100,000	83,941
Sysco Corp.
3.55%	03/15/25	100,000	98,112
4.45%	03/15/48	100,000	94,728
Takeda Pharmaceutical Company Ltd.
3.80%	11/26/20	100,000	100,722	(d)
4.40%	11/26/23	50,000	50,570	(d)
5.00%	11/26/28	50,000	51,078	(d)
Tampa Electric Co.
4.30%	06/15/48	50,000	48,384
Target Corp.
3.90%	11/15/47	50,000	45,988
4.00%	07/01/42	150,000	141,516
TC PipeLines LP
3.90%	05/25/27	100,000	94,823
TD Ameritrade Holding Corp.
2.95%	04/01/22	150,000	148,441
Telefonica Emisiones SA
5.13%	04/27/20	300,000	306,594

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

		Principal Amount ($)	Fair Value
TELUS Corp.
4.60%	11/16/48	$50,000	$49,662
Texas Instruments Inc.
1.75%	05/01/20	150,000	147,861
The Allstate Corp.
4.20%	12/15/46	100,000	97,162
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	50,000	48,458	(f)
The Bank of New York Mellon Corp.
2.80%	05/04/26	30,000	28,101
3.00%	02/24/25	105,000	101,092
3.45%	08/11/23	200,000	200,704
3.50%	04/28/23	100,000	100,288
3.85%	04/28/28	100,000	100,758
The Bank of Nova Scotia
2.50%	01/08/21	200,000	197,654
3.13%	04/20/21	100,000	99,829
The Boeing Co.
3.38%	06/15/46	150,000	132,021
The Charles Schwab Corp.
3.85%	05/21/25	150,000	152,748
The Clorox Co.
3.50%	12/15/24	150,000	149,362
The Coca-Cola Co.
2.45%	11/01/20	150,000	148,938
The Dow Chemical Co.
3.00%	11/15/22	137,000	133,090
4.38%	11/15/42	237,000	208,451
The George Washington University
4.13%	09/15/48	50,000	49,983
The Goldman Sachs Group Inc.
2.60%	12/27/20	200,000	196,306
2.75%	09/15/20	150,000	148,303
3.00%	04/26/22	100,000	97,227
3.50%	11/16/26	150,000	139,113
3.85%	07/08/24	150,000	146,139
4.80%	07/08/44	200,000	190,356
5.38%	03/15/20	100,000	102,193
5.75%	01/24/22	100,000	104,704
6.25%	02/01/41	150,000	170,731
6.75%	10/01/37	200,000	226,538
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	200,000	193,896	(f)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	200,000	175,716	(f)
The Hartford Financial Services Group Inc.
4.40%	03/15/48	100,000	93,053
The Hershey Co.
3.38%	05/15/23	50,000	50,404
The Home Depot Inc.
2.13%	09/15/26	45,000	40,489
2.63%	06/01/22	190,000	187,853
3.90%	12/06/28	100,000	102,302
4.20%	04/01/43	150,000	147,780
4.40%	04/01/21	150,000	154,587
5.88%	12/16/36	200,000	240,122
The Interpublic Group of Companies Inc.
4.65%	10/01/28	10,000	9,876
The JM Smucker Co.
3.38%	12/15/27	100,000	93,026
The Kroger Co.
3.85%	08/01/23	150,000	150,507
The Mosaic Co.
3.25%	11/15/22	50,000	48,566
4.05%	11/15/27	50,000	48,086
The Procter & Gamble Co.
1.70%	11/03/21	200,000	193,974
2.45%	11/03/26	100,000	93,592
The Progressive Corp.
4.35%	04/25/44	100,000	100,645
The Sherwin-Williams Co.
3.95%	01/15/26	100,000	97,338
4.20%	01/15/22	100,000	100,982

		Principal Amount ($)	Fair Value
4.50%	06/01/47	$100,000	$90,166
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	100,000	96,351	(f)
The Timken Co.
4.50%	12/15/28	20,000	19,672
The Toronto-Dominion Bank
3.15%	09/17/20	100,000	100,268
3.25%	06/11/21	100,000	100,372
The Travelers Companies Inc.
4.00%	05/30/47	100,000	96,316
5.35%	11/01/40	100,000	113,885
The Walt Disney Co.
2.30%	02/12/21	130,000	128,337
3.00%	07/30/46	60,000	48,946
3.15%	09/17/25	165,000	161,109
The Western Union Co.
3.60%	03/15/22	150,000	149,971
The Williams Companies Inc.
3.70%	01/15/23	10,000	9,757
4.55%	06/24/24	40,000	40,380
4.85%	03/01/48	70,000	63,609
5.10%	09/15/45	150,000	139,395
5.75%	06/24/44	15,000	14,868
5.80%	11/15/43	150,000	152,188
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	79,392
4.15%	02/01/24	25,000	25,371
Time Warner Cable LLC
4.50%	09/15/42	150,000	119,222
Torchmark Corp.
4.55%	09/15/28	25,000	25,395
Total Capital International S.A.
2.75%	06/19/21	150,000	148,800
Total Capital S.A.
3.88%	10/11/28	25,000	25,668
Total System Services Inc.
4.45%	06/01/28	100,000	98,369
Toyota Motor Credit Corp.
1.95%	04/17/20	100,000	98,551
2.60%	01/11/22	100,000	98,380
2.70%	01/11/23	100,000	97,216
3.05%	01/11/28	100,000	96,052
3.45%	09/20/23	50,000	50,110
TransAlta Corp.
4.50%	11/15/22	123,000	119,410
TransCanada PipeLines Ltd.
4.25%	05/15/28	50,000	49,488
5.10%	03/15/49	50,000	49,908
7.63%	01/15/39	100,000	125,586
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	100,000	96,605
Tucson Electric Power Co.
4.85%	12/01/48	50,000	52,039
Tyson Foods Inc.
4.88%	08/15/34	70,000	66,854
5.10%	09/28/48	30,000	28,873
U.S. Bancorp
2.63%	01/24/22	100,000	98,390
UDR Inc.
4.40%	01/26/29	50,000	50,303
Unilever Capital Corp.
2.00%	07/28/26	150,000	134,504
2.90%	05/05/27	100,000	95,197
Union Electric Co.
2.95%	06/15/27	100,000	95,349
3.65%	04/15/45	135,000	123,705
Union Pacific Corp.
3.00%	04/15/27	100,000	94,564
3.20%	06/08/21	200,000	200,726
3.50%	06/08/23	50,000	50,131
3.95%	09/10/28	30,000	29,983
4.38%	09/10/38	15,000	14,778
4.50%	09/10/48	30,000	29,653
4.80%	09/10/58	25,000	24,944

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

		Principal Amount ($)	Fair Value
United Airlines 2013-1 Class A Pass Through Trust
4.30%	08/15/25	$200,622	$201,420
United Parcel Service Inc.
2.45%	10/01/22	175,000	170,809
3.05%	11/15/27	50,000	47,601
3.75%	11/15/47	50,000	45,114
United Technologies Corp.
1.90%	05/04/20	200,000	196,556
3.35%	08/16/21	110,000	109,674
3.65%	08/16/23	20,000	19,924
3.95%	08/16/25	15,000	14,897
4.13%	11/16/28	30,000	29,726
4.45%	11/16/38	110,000	106,123
4.50%	06/01/42	158,000	150,160
4.63%	11/16/48	15,000	14,493
UnitedHealth Group Inc.
2.95%	10/15/27	200,000	189,706
3.10%	03/15/26	150,000	144,888
3.50%	02/15/24	10,000	10,077
3.70%	12/15/25	10,000	10,142
3.75%	10/15/47	100,000	91,845
3.88%	12/15/28	15,000	15,208
4.45%	12/15/48	10,000	10,300
4.63%	07/15/35	45,000	47,638
6.88%	02/15/38	100,000	130,633
University of Notre Dame du Lac
3.39%	02/15/48	25,000	23,690
US Bancorp
3.95%	11/17/25	100,000	102,379
US Bank NA
2.05%	10/23/20	150,000	147,345
2.80%	01/27/25	150,000	143,865
Vale Overseas Ltd.
6.88%	11/10/39	100,000	115,531
Valero Energy Corp.
6.63%	06/15/37	150,000	165,324
Valero Energy Partners LP
4.38%	12/15/26	100,000	98,260
Ventas Realty LP
4.00%	03/01/28	150,000	145,242
4.40%	01/15/29	100,000	99,578
VEREIT Operating Partnership LP
4.13%	06/01/21	15,000	15,125
4.60%	02/06/24	20,000	20,182
4.88%	06/01/26	25,000	24,972
Verizon Communications Inc.
2.63%	02/21/20	150,000	149,425
3.85%	11/01/42	236,000	203,826
4.33%	09/21/28	109,000	109,399
4.40%	11/01/34	150,000	144,783
4.52%	09/15/48	150,000	140,499
4.81%	03/15/39	189,000	185,917
5.25%	03/16/37	350,000	366,429
Viacom Inc.
5.85%	09/01/43	100,000	97,894
Virginia Electric & Power Co.
3.80%	04/01/28	100,000	100,385
4.60%	12/01/48	60,000	62,719
4.65%	08/15/43	100,000	104,388
Visa Inc.
2.15%	09/15/22	200,000	193,760
4.30%	12/14/45	100,000	103,556
Vodafone Group PLC
2.50%	09/26/22	226,000	216,250
4.38%	05/30/28 - 02/19/43	205,000	179,908
5.25%	05/30/48	50,000	46,851
Vornado Realty LP
3.50%	01/15/25	50,000	48,142
Vulcan Materials Co.
4.70%	03/01/48	50,000	43,003
Wabtec Corp.
3.45%	11/15/26	100,000	89,277
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	51,718
4.50%	11/18/34	155,000	145,232
Walmart Inc.

		Principal Amount ($)	Fair Value
1.90%	12/15/20	$100,000	$98,402
2.35%	12/15/22	100,000	97,348
2.65%	12/15/24	100,000	96,696
3.13%	06/23/21	50,000	50,364
3.40%	06/26/23	50,000	50,569
3.63%	12/15/47	125,000	115,694
3.70%	06/26/28	100,000	101,428
3.95%	06/28/38	40,000	39,748
4.05%	06/29/48	35,000	34,774
Warner Media LLC
3.60%	07/15/25	100,000	94,872
6.10%	07/15/40	150,000	155,091
Waste Management Inc.
2.90%	09/15/22	150,000	147,651
WEC Energy Group Inc.
3.38%	06/15/21	65,000	64,841
Wells Fargo & Co.
2.15%	01/30/20	220,000	217,668
2.50%	03/04/21	240,000	235,714
4.13%	08/15/23	150,000	150,723
4.40%	06/14/46	150,000	138,247
4.65%	11/04/44	150,000	141,726
4.75%	12/07/46	100,000	96,512
5.61%	01/15/44	169,000	183,213
Wells Fargo Bank NA
2.40%	01/15/20	100,000	99,133
3.55%	08/14/23	150,000	149,416
Wells Fargo Bank NA (3.33% fixed rate until 07/23/20; 0.49% + 3 month USD LIBOR thereafter)
3.33%	07/23/21	150,000	149,701	(f)
Welltower Inc.
4.25%	04/15/28	115,000	113,814
Western Gas Partners LP
5.45%	04/01/44	150,000	132,240
Westlake Chemical Corp.
4.38%	11/15/47	50,000	41,505
Westpac Banking Corp.
2.00%	08/19/21	100,000	96,707
2.80%	01/11/22	100,000	98,197
3.35%	03/08/27	100,000	96,353
Westpac Banking Corp. (4.32% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32%	11/23/31	100,000	94,429	(f)
Westrock Co.
4.65%	03/15/26	100,000	101,289	(d)
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	122,081
Whirlpool Corp.
3.70%	05/01/25	150,000	143,332
Willis North America Inc.
4.50%	09/15/28	50,000	48,824
Wisconsin Electric Power Co.
4.30%	10/15/48	10,000	10,268
Wisconsin Power & Light Co.
3.05%	10/15/27	100,000	95,324
WPP Finance 2010
5.13%	09/07/42	191,000	175,433
Xcel Energy Inc.
3.30%	06/01/25	150,000	146,206
4.00%	06/15/28	100,000	100,611
Zimmer Biomet Holdings Inc.
3.70%	03/19/23	75,000	73,918
Zoetis Inc.
4.70%	02/01/43	150,000	152,152
			121,310,340
Non-Agency Collateralized Mortgage Obligations – 0.2%
BANK 2018-BNK14
4.23%	09/15/60	191,106	198,948
BBCMS Mortgage Trust 2018-C2
4.31%	12/15/51	50,000	52,238
Benchmark 2018-B5 Mortgage Trust
4.21%	07/15/51	100,000	103,943
Benchmark Mortgage Trust
4.12%	07/15/51	100,000	103,053
CD 2017-CD6 Mortgage Trust
3.46%	11/13/50	150,000	147,078

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

		Principal Amount ($)	Fair Value
Citigroup Commercial Mortgage Trust 2014-GC21
4.03%	05/10/47	$100,000	$101,323
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	300,000	303,166
COMM 2012-CCRE 1 Mortgage Trust
3.39%	05/15/45	468,712	468,519
COMM 2013-CCRE12 Mortgage Trust
4.05%	10/10/46	200,000	206,199
CSAIL 2018-CX12 Commercial Mortgage Trust
4.22%	08/15/51	300,000	311,106
GS Mortgage Securities Trust 2015-GC28
3.98%	02/10/48	150,000	147,597
GS Mortgage Securities Trust 2016-GS3
2.78%	10/10/49	80,000	78,053
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	204,729	204,511
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
3.80%	07/15/47	250,000	254,299
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	228,926	230,917	(f)
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%	09/15/47	75,000	76,137
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.14%	05/15/49	500,000	495,190
Morgan Stanley Capital I Trust 2016-UBS12
3.60%	12/15/49	150,000	149,614
UBS Commercial Mortgage Trust 2017-C4
3.56%	10/15/50	185,000	183,190
Wells Fargo Commercial Mortgage Trust 2012-LC5
2.92%	10/15/45	158,783	156,861
4.69%	10/15/45	220,000	223,494	(f)
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%	11/15/50	300,000	295,352
WFRBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	201,069
WFRBS Commercial Mortgage Trust 2014-C23
3.65%	10/15/57	68,545	69,285
			4,761,142
Sovereign Bonds – 0.4%
Export Development Canada
2.50%	01/24/23	200,000	198,820
Export-Import Bank of Korea
3.00%	11/01/22	200,000	197,730
3.63%	11/27/23	200,000	201,402
Government of Canada
2.00%	11/15/22	125,000	122,419
Government of Chile
3.88%	08/05/20	200,000	202,308
Government of Colombia
5.00%	06/15/45	250,000	238,380
6.13%	01/18/41	250,000	270,547
Government of Hungary
5.38%	03/25/24	300,000	322,005
Government of Indonesia
4.75%	02/11/29	200,000	203,570
Government of Italy
5.38%	06/15/33	250,000	262,483
Government of Mexico
3.50%	01/21/21	200,000	199,230
4.35%	01/15/47	200,000	171,894
4.75%	03/08/44	102,000	92,591
5.75%	10/12/10	172,000	161,702
6.05%	01/11/40	130,000	137,821
Government of Panama
6.70%	01/26/36	250,000	306,177
Government of Peru
6.55%	03/14/37	147,000	185,424
7.35%	07/21/25	100,000	121,731
Government of Philippines
3.70%	03/01/41	200,000	189,430
4.00%	01/15/21	100,000	101,149
4.20%	01/21/24	200,000	205,716
Government of Poland
3.00%	03/17/23	147,000	145,442
3.25%	04/06/26	100,000	98,181
5.00%	03/23/22	100,000	105,483

		Principal Amount ($)	Fair Value
Government of Uruguay
4.50%	08/14/24	$200,000	$204,808
Iraq Government AID Bond
2.15%	01/18/22	480,000	473,947
Japan Bank for International Cooperation
2.13%	07/21/20	400,000	395,972
2.88%	07/21/27	200,000	195,244
3.38%	10/31/23	200,000	203,800
Province of Alberta Canada
3.35%	11/01/23	150,000	152,903
Province of Ontario Canada
2.55%	02/12/21	150,000	149,388
3.40%	10/17/23	150,000	153,228
Province of Quebec Canada
3.50%	07/29/20	200,000	202,508
The Korea Development Bank
2.63%	02/27/22	200,000	196,270
			6,769,703
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	200,000	248,200
Bay Area Toll Authority
6.26%	04/01/49	100,000	136,098
Chicago O’Hare International Airport
4.47%	01/01/49	100,000	101,451
Chicago Transit Authority
6.90%	12/01/40	75,000	95,812
Commonwealth of Massachusetts
4.50%	08/01/31	100,000	106,986
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	87,395
6.00%	12/01/44	100,000	129,709
East Bay Municipal Utility District
5.87%	06/01/40	100,000	128,634
Florida Hurricane Catastrophe Fund Finance Corp.
3.00%	07/01/20	100,000	100,131
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	138,663
6.60%	07/01/50	90,000	127,021
Los Angeles Unified School District
5.76%	07/01/29	110,000	127,298
Metropolitan Transportation Authority
6.81%	11/15/40	150,000	199,240
Municipal Electric Authority of Georgia
6.64%	04/01/57	125,000	132,155
New York City Water & Sewer System
6.01%	06/15/42	50,000	64,536
North Texas Tollway Authority
6.72%	01/01/49	100,000	137,606
Port Authority of New York & New Jersey
4.46%	10/01/62	100,000	101,741
5.31%	08/01/46	200,000	215,926
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	100,000	131,088
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	190,117
State of California
7.60%	11/01/40	100,000	145,621
University of California
4.60%	05/15/31	100,000	107,365
6.58%	05/15/49	100,000	132,271
University of Texas System
4.79%	08/15/46	100,000	111,262
			3,196,326
U.S. Government Sponsored Agency – 0.0%*
Tennessee Valley Authority
3.50%	12/15/42	500,000	490,020
Total Bonds and Notes (Cost $597,214,355)			587,555,262

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

	Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 9.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3,619,568	54,546,890
SPDR Bloomberg Barclays High Yield Bond ETF	2,846,551	$95,615,648	(h)
SPDR Dow Jones REIT ETF	410,485	35,301,710	(h)
		185,464,248
Total Exchange Traded & Mutual Funds (Cost $205,081,032)		185,464,248
Total Investments in Securities (Cost $1,902,340,874)		1,813,484,657

		Fair Value
Short-Term Investments – 4.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.31% (Cost $90,625,489)	90,625,489	$90,625,489	(h,i)
Total Investments (Cost $1,992,966,363)		1,904,110,146
Liabilities in Excess of Other Assets, net – (0.3)%		(4,883,482)

NET ASSETS – 100.0%		$1,899,226,664

Other Information:

The Fund had the following long futures contracts open at December 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
E-mini Russell 2000 Index Futures	March 2019	28	1,970,002	$1,888,600	$(81,402)
MSCI EAFE Mini Index Future	March 2019	5	436,637	429,000	(7,637)
MSCI Emerging Markets Index Futures	March 2019	39	1,906,092	1,885,260	(20,832)
S&P 500 Emini Index Futures	March 2019	97	12,359,917	12,150,220	(209,697)
					$(319,568)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors . Security value is determined based on level 3 inputs.
(d)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to $8,909,558 or 0.47% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(g)	Step coupon bond.
(h)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2018.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

The following table represents the Fund’s investments measured at fair value on a recurring basis at December 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$650,568,856	$336	$—	$650,569,192
Foreign Equity	389,815,248	75,604	5,103	389,895,955
U.S. Treasuries	—	324,565,792	—	324,565,792
Agency Mortgage Backed	—	121,624,985	—	121,624,985
Agency Collateralized Mortgage Obligations	—	2,779,968	—	2,779,968
Asset Backed	—	2,056,986	—	2,056,986
Corporate Notes	—	121,310,340	—	121,310,340
Non-Agency Collateralized Mortgage Obligations	—	4,761,142	—	4,761,142
Sovereign Bonds	—	6,769,703	—	6,769,703
Municipal Bonds and Notes	—	3,196,326	—	3,196,326
U.S. Government Sponsored Agencies	—	490,020	—	490,020
Exchange Traded & Mutual Funds	185,464,248	—	—	185,464,248
Short-Term Investments	90,625,489	—	—	90,625,489

Total Investments in Securities	$1,316,473,841	$587,631,202	$5,103	$1,904,110,146

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(319,568)	$—	$—	$(319,568)

The Fund was invested in the following countries/territories at December 31, 2018 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	77.74%
Japan	2.87%
United Kingdom	2.54%
Canada	1.93%
Switzerland	1.92%
France	1.27%
Australia	1.26%
Germany	1.13%
China	0.91%
Singapore	0.86%
Hong Kong	0.75%
Ireland	0.74%
Sweden	0.64%
Italy	0.61%
Belgium	0.48%
Taiwan	0.43%
South Korea	0.37%
Supranational	0.36%
Austria	0.32%
South Africa	0.28%
Israel	0.26%
Netherlands	0.24%
India	0.23%
Norway	0.19%
Brazil	0.18%
Mexico	0.16%
Russian Federation	0.14%
Denmark	0.13%
Puerto Rico	0.12%
Malaysia	0.10%
Spain	0.09%
Poland	0.08%
New Zealand	0.08%
Thailand	0.07%
Luxembourg	0.06%
Chile	0.06%
Indonesia	0.05%
Colombia	0.05%
Philippines	0.04%
Cayman Islands	0.03%
Finland	0.03%
Turkey	0.03%
Greece	0.03%
Iraq	0.02%
Czech Republic	0.02%
Hungary	0.02%
Peru	0.02%
Panama	0.02%
Guernsey	0.01%
Uruguay	0.01%
Czech	0.01%
Pakistan	0.01%
Bermuda	0.00%
Qatar	0.00%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2018 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	9.74%	0.00%	9.74%
Multi-Line Insurance	0.77%	1.28%	2.05%
Pharmaceuticals	1.56%	0.33%	1.89%
Mortgage REITs	1.78%	0.00%	1.78%
Multi-Sector Holdings	1.19%	0.53%	1.72%
Oil & Gas Refining & Marketing	1.44%	0.20%	1.64%
Life & Health Insurance	0.78%	0.79%	1.57%
Trading Companies & Distributors	0.97%	0.59%	1.56%
Apparel Retail	1.47%	0.08%	1.55%
Diversified Banks	0.00%	1.53%	1.53%
IT Consulting & Other Services	0.45%	1.00%	1.45%
Integrated Telecommunication Services	0.00%	1.43%	1.43%
Application Software	1.34%	0.00%	1.34%
Department Stores	0.91%	0.26%	1.17%
Data Processing & Outsourced Services	1.04%	0.04%	1.08%
Communications Equipment	0.98%	0.00%	0.98%
Environmental & Facilities Services	0.96%	0.00%	0.96%
Semiconductors	0.79%	0.11%	0.90%
Healthcare Equipment	0.86%	0.00%	0.86%
Hypermarkets & Super Centers	0.57%	0.29%	0.86%
Air Freight & Logistics	0.86%	0.00%	0.86%
Property & Casualty Insurance	0.47%	0.36%	0.83%
Retail REITs	0.20%	0.57%	0.77%
Apparel, Accessories & Luxury Goods	0.39%	0.38%	0.77%
Packaged Foods & Meats	0.25%	0.51%	0.76%
Industrial Conglomerates	0.68%	0.07%	0.75%
Personal Products	0.50%	0.23%	0.73%
Technology Hardware, Storage & Peripherals	0.55%	0.18%	0.73%
Asset Management & Custody Banks	0.66%	0.06%	0.72%
Electric Utilities	0.14%	0.56%	0.70%
Technology Distributors	0.66%	0.02%	0.68%
Soft Drinks	0.61%	0.00%	0.61%
Integrated Oil & Gas	0.00%	0.61%	0.61%
Human Resource & Employment Services	0.61%	0.00%	0.61%
Alternative Carriers	0.56%	0.05%	0.61%
Industrial Gases	0.00%	0.60%	0.60%
Financial Exchanges & Data	0.32%	0.23%	0.55%
Aerospace & Defense	0.33%	0.20%	0.53%
Steel	0.46%	0.06%	0.52%
Specialty Chemicals	0.00%	0.50%	0.50%
Home Building	0.00%	0.50%	0.50%
Trucking	0.40%	0.08%	0.48%
Distributors	0.48%	0.00%	0.48%
Food Retail	0.07%	0.40%	0.47%
Airlines	0.00%	0.45%	0.45%
Healthcare Distributors	0.02%	0.41%	0.43%
Regional Banks	0.20%	0.22%	0.42%
Auto Parts & Equipment	0.04%	0.37%	0.41%
Systems Software	0.38%	0.00%	0.38%
Biotechnology	0.36%	0.00%	0.36%
Wireless Telecommunication Services	0.24%	0.11%	0.35%
Life Sciences Tools & Services	0.16%	0.17%	0.33%
Coal & Consumable Fuels	0.00%	0.33%	0.33%
Managed Healthcare	0.32%	0.00%	0.32%
General Merchandise Stores	0.00%	0.30%	0.30%
Reinsurance	0.10%	0.20%	0.30%
Automobile Manufacturers	0.03%	0.27%	0.30%
Metal & Glass Containers	0.29%	0.00%	0.29%
Healthcare Services	0.22%	0.07%	0.29%
Internet & Direct Marketing Retail	0.23%	0.05%	0.28%
Diversified REITs	0.09%	0.19%	0.28%
Tobacco	0.03%	0.25%	0.28%
Research & Consulting Services	0.26%	0.00%	0.26%
Gas Utilities	0.00%	0.25%	0.25%
Electronic Components	0.21%	0.03%	0.24%
Publishing	0.15%	0.08%	0.23%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

Industry	Domestic	Foreign	Total
Real Estate Operating Companies	0.00%	0.23%	0.23%
Diversified Real Estate Activities	0.00%	0.22%	0.22%
Internet Services & Infrastructure	0.21%	0.00%	0.21%
Electronic Manufacturing Services	0.17%	0.04%	0.21%
Diversified Support Services	0.21%	0.00%	0.21%
Investment Banking & Brokerage	0.21%	0.00%	0.21%
Independent Power Producers & Energy Traders	0.08%	0.11%	0.19%
Footwear	0.19%	0.00%	0.19%
Industrial Machinery	0.03%	0.16%	0.19%
Specialty Stores	0.18%	0.01%	0.19%
Thrifts & Mortgage Finance	0.18%	0.00%	0.18%
Restaurants	0.16%	0.01%	0.17%
Oil & Gas Exploration & Production	0.15%	0.02%	0.17%
Broadcasting	0.16%	0.01%	0.17%
Insurance Brokers	0.16%	0.00%	0.16%
Cable & Satellite	0.15%	0.01%	0.16%
Home Furnishing Retail	0.16%	0.00%	0.16%
Real Estate Development	0.00%	0.15%	0.15%
Industrial REITs	0.01%	0.13%	0.14%
Interactive Media & Services	0.03%	0.11%	0.14%
Electronic Equipment & Instruments	0.13%	0.01%	0.14%
Commodity Chemicals	0.00%	0.13%	0.13%
Paper Products	0.12%	0.00%	0.12%
Leisure Facilities	0.10%	0.00%	0.10%
Agricultural Products	0.00%	0.10%	0.10%
Hotel & Resort REITs	0.09%	0.00%	0.09%
Office Services & Supplies	0.02%	0.07%	0.09%
Oil & Gas Equipment & Services	0.08%	0.00%	0.08%
Healthcare Supplies	0.08%	0.00%	0.08%
Advertising	0.02%	0.06%	0.08%
Oil & Gas Storage & Transportation	0.00%	0.08%	0.08%
Healthcare Facilities	0.05%	0.03%	0.08%
Construction Materials	0.00%	0.08%	0.08%
Construction & Engineering	0.01%	0.06%	0.07%
Marine Ports & Services	0.00%	0.06%	0.06%
Specialized REITs	0.06%	0.00%	0.06%
Leisure Products	0.03%	0.02%	0.05%
Automotive Retail	0.05%	0.00%	0.05%
Household Products	0.00%	0.04%	0.04%
Healthcare Technology	0.04%	0.00%	0.04%
Semiconductor Equipment	0.03%	0.01%	0.04%
Health Care REITs	0.04%	0.00%	0.04%
Electrical Components & Equipment	0.04%	0.00%	0.04%
Brewers	0.02%	0.02%	0.04%
Hotels, Resorts & Cruise Lines	0.00%	0.03%	0.03%
Education Services	0.03%	0.00%	0.03%
Marine	0.00%	0.03%	0.03%
Airport Services	0.00%	0.03%	0.03%
Other Diversified Financial Services	0.00%	0.02%	0.02%
Water Utilities	0.00%	0.02%	0.02%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Construction Machinery & Heavy Trucks	0.01%	0.01%	0.02%
Fertilizers & Agricultural Chemicals	0.02%	0.00%	0.02%
Building Products	0.02%	0.00%	0.02%
Oil & Gas Drilling	0.01%	0.01%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Consumer Finance	0.02%	0.00%	0.02%
Distillers & Vintners	0.02%	0.00%	0.02%
Residential REITs	0.02%	0.00%	0.02%
Gold	0.00%	0.01%	0.01%
Drug Retail	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Renewable Electricity	0.00%	0.01%	0.01%
Highways & Railtracks	0.00%	0.01%	0.01%
Diversified Metals & Mining	0.00%	0.01%	0.01%
Diversified Capital Markets	0.00%	0.01%	0.01%
Copper	0.00%	0.01%	0.01%
Interactive Home Entertainment	0.00%	0.01%	0.01%
Paper Packaging	0.01%	0.00%	0.01%
Household Appliances	0.00%	0.00%	0.00%
Aluminum	0.00%	0.00%	0.00%
Tires & Rubber	0.00%	0.00%	0.00%
Food Distributors	0.00%	0.00%	0.00%
Specialized Finance	0.00%	0.00%	0.00%

			64.38%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2018

Sector	Percentage (based on Fair Value)
U.S. Treasuries	17.04%
Agency Mortgage Backed	6.39%
Corporate Notes	6.37%
Sovereign Bonds	0.35%
Non-Agency Collateralized Mortgage Obligations	0.25%
Municipal Bonds and Notes	0.17%
Agency Collateralized Mortgage Obligations	0.15%
Asset Backed	0.11%
U.S. Government Sponsored Agencies	0.03%

30.86%

Short-Term Investments
Short-Term Investments	4.76%

4.76%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	2,022,863	74,279,529	35,424,700	5,772,708	(193,121)	(8,122,752)	2,846,551	$95,615,648	4,708,174
SPDR Dow Jones REIT ETF	—	—	43,344,692	3,699,772	(35,252)	(4,307,958)	410,485	35,301,710	964,276
State Street Corp.	13,036	1,272,444	—	1,146,900	622,094	(747,638)	—	—	10,446
State Street Institutional U.S. Government Money Market Fund - Class G Shares	93,039,371	93,039,371	738,230,353	740,644,235	—	—	90,625,489	90,625,489	1,161,800

TOTAL		$168,591,344	$816,999,745	$751,263,615	$393,721	$(13,178,348)		$221,542,847	$6,844,696

See Notes to Schedules of Investments and Notes to Financial Statements.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President

Date:	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date:	March 1, 2019

By:	/s/ Arthur A. Jensen
Arthur A. Jensen Treasurer (Principal Financial Officer)

Date: March 1, 2019